Document and Entity Information	12 Months Ended
Dec. 31, 2012
Document and Entity Information [Abstract]
Document Type	20-F
Amendment Flag	false
Document Period End Date	Dec 31, 2012
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	FY
Trading Symbol	JKS
Entity Registrant Name	JinkoSolar Holding Co., Ltd.
Entity Central Index Key	0001481513
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Current Reporting Status	Yes
Entity Filer Category	Non-accelerated Filer
Entity Common Stock, Shares Outstanding	88,758,778

CONSOLIDATED STATEMENTS OF OPERATIONS	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2010 Series A Preferred Stock CNY	Dec. 31, 2010 Series B Preferred Stock CNY	Dec. 31, 2012 Related Party [Member] USD ($)	Dec. 31, 2012 Related Party [Member] CNY	Dec. 31, 2011 Related Party [Member] CNY	Dec. 31, 2010 Related Party [Member] CNY	Dec. 31, 2012 Third Party [Member] USD ($)	Dec. 31, 2012 Third Party [Member] CNY	Dec. 31, 2011 Third Party [Member] CNY	Dec. 31, 2010 Third Party [Member] CNY	Dec. 31, 2012 Forward Contracts [Member] USD ($)	Dec. 31, 2012 Forward Contracts [Member] CNY	Dec. 31, 2011 Forward Contracts [Member] CNY	Dec. 31, 2010 Forward Contracts [Member] CNY	Dec. 31, 2012 Embedded Derivatives [Member] USD ($)	Dec. 31, 2012 Embedded Derivatives [Member] CNY	Dec. 31, 2011 Embedded Derivatives [Member] CNY	Dec. 31, 2010 Embedded Derivatives [Member] CNY	Dec. 31, 2012 Convertible Senior Notes and Capped Call Options [Member] USD ($)	Dec. 31, 2012 Convertible Senior Notes and Capped Call Options [Member] CNY	Dec. 31, 2011 Convertible Senior Notes and Capped Call Options [Member] CNY	Dec. 31, 2010 Convertible Senior Notes and Capped Call Options [Member] CNY
Revenues	$ 769,613,401	4,794,768,449	7,384,951,444	4,654,854,723			$ 32,319,807	201,355,631	32,587,949		$ 737,293,594	4,593,412,818	7,352,363,495	4,654,854,723
Cost of revenues	(732,336,774)	(4,562,531,334)	(6,235,100,290)	(3,297,468,914)
Gross profit	37,276,627	232,237,115	1,149,851,154	1,357,385,809
Operating expenses:
Selling and marketing	(55,120,643)	(343,407,116)	(338,381,885)	(169,822,118)
General and administrative	(122,117,984)	(760,807,250)	(419,291,812)	(160,649,128)
Research and development	(11,068,878)	(68,960,214)	(29,992,990)	(31,616,200)
Impairment of long-lived assets	(10,509,671)	(65,476,299)		(5,376,071)
Provision for advance to suppliers	(36,447,800)	(227,073,440)	(652,937)
Goodwill impairment			(45,645,832)
Total operating expenses	(235,264,976)	(1,465,724,319)	(833,965,456)	(367,463,517)
Income/(loss) from operations	(197,988,349)	(1,233,487,204)	315,885,698	989,922,292
Interest expenses, net	(35,588,483)	(221,719,806)	(182,502,237)	(64,268,374)
Convertible senior notes issuance costs			(30,154,071)
Subsidy income	6,565,322	40,902,610	25,553,802	15,696,641
Investment gain				60,058
Exchange loss	(5,854,271)	(36,472,691)	(138,994,253)	(10,143,414)
Other (expenses)/income , net	684,343	4,263,521	28,257,089	(1,357,861)
Change in fair value															(1,451,514)	(9,043,079)	36,604,889	98,039,341				54,938	(15,595,372)	(97,160,726)	299,747,707
Income/(loss) before income taxes	(249,228,323)	(1,552,717,375)	354,398,624	1,028,003,621
Income tax (expense)/benefit	1,431,381	8,917,648	(81,072,742)	(146,130,394)
Equity in losses of affiliated companies	(2,615)	(16,291)
Net income/(loss)	(247,799,557)	(1,543,816,018)	273,325,882	881,873,227
Add: Net loss attributable to the non-controlling interests	223,744	1,393,950	16,937
Net income/(loss) attributable to JinkoSolar Holding Co., Ltd.	(247,575,813)	(1,542,422,068)	273,342,819	881,873,227
Redeemable Convertible Preferred Shares accretion					(13,433,242)	(17,479,734)
Deemed dividend to a preferred shareholder
Allocation to preferred shareholders				(15,156,606)
Net income/(loss) attributable to JinkoSolar Holding Co., Ltd.'s ordinary shareholders	$ (247,575,813)	(1,542,422,068)	273,342,819	835,803,645
Net income/(loss) attributable to JinkoSolar Holding Co., Ltd.'s ordinary shareholders per share:
Basic	$ (2.79)	(17.38)	2.91	11.16
Diluted	$ (2.79)	(17.38)	(1.23)	10.92
Net income/(loss) attributable to JinkoSolar Holding Co., Ltd.'s ordinary shareholders per ADS:
Basic	$ (11.16)	(69.52)	11.64	44.64
Diluted	$ (11.16)	(69.52)	(4.92)	43.69
Weighted average ordinary shares outstanding:
Basic	88,752,706	88,752,706	93,966,535	74,896,543
Diluted	88,752,706	88,752,706	102,686,971	80,748,080

CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME/(LOSS)	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME/(LOSS) [Abstract]
Net income/(loss)	$ (247,799,557)	(1,543,816,018)	273,325,882	881,873,227
Other comprehensive income (loss):
Foreign currency translation adjustments	59,551	371,006	(134,611)
Comprehensive income/ (loss)	(247,740,006)	(1,543,445,012)	273,191,271
Less: comprehensive income (loss) attributable to non-controlling interests	(223,744)	(1,393,950)	(16,937)
Comprehensive income/(loss) attributable to JinkoSolar Holding Co., Ltd.'s ordinary shareholders	$ (247,516,262)	(1,542,051,062)	273,208,208	881,873,227

CONSOLIDATED BALANCE SHEETS	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY		Dec. 31, 2011 CNY
Current assets:
Cash and cash equivalents	$ 44,803,457	279,130,015		433,850,961
Restricted cash	22,593,660	140,760,763		146,175,458
Short-term investments	115,963,037	722,461,319		494,215,034
Accounts receivable, net-related parties	16,938,953	105,531,368		31,010,170
Accounts receivable, net-third parties	274,904,932	1,712,685,219		1,600,206,864
Notes receivable	228,531	1,423,773		17,279,630
Advances to suppliers, net-third parties	10,200,958	63,552,991		208,104,089
Inventories	84,743,805	527,962,378		798,075,329
Forward contract receivables	2,075,434	12,930,159		64,954,682
Other receivables-related parties	937,446	5,840,380	[1]	691,242	[1]
Prepayments and other current assets	66,344,167	413,330,793		813,910,281
Total current assets	639,734,380	3,985,609,158		4,608,473,740
Non-current assets:
Restricted cash	2,375,564	14,800,000
Project assets	86,096,708	536,391,099		272,504,672
Investments in affiliates	5,647,375	35,183,709
Property, plant and equipment, net	534,481,415	3,329,872,661		3,568,294,300
Land use rights, net	58,706,797	365,749,215		368,042,926
Intangible assets, net	1,023,033	6,373,598		3,656,392
Advances to suppliers to be utilized beyond one year				209,630,940
Capped call options	2,589,237	16,131,208		16,408,445
Other assets	13,195,562	82,209,673		129,387,926
Total assets	1,343,850,071	8,372,320,321		9,176,399,341
Current liabilities:
Accounts payable-a related party	4,822,594	30,045,245	[2]	35,887,845	[2]
Accounts payable-third parties	216,260,888	1,347,326,958		340,998,588
Notes payable	184,449,128	1,149,136,512		909,830,626
Accrued payroll and welfare expenses	33,133,510	206,425,079		176,647,819
Advances from third party customers	19,426,841	121,031,162		85,523,982
Income tax payables	526	3,275		32,884,140
Other payables and accruals	131,200,647	817,393,146		813,027,659
Other payables due to a related party	364,501	2,270,876		1,094,047
Forward contract payables	881,307	5,490,630		5,524,497
Bonds payable and accrued interests	50,350,681	313,689,778		1,039,635,333
Short-term borrowings from third parties, including current portion of long-term bank borrowings	360,448,596	2,245,630,796		2,200,032,066
Guarantee liabilities				1,500,000
Total current liabilities	1,001,339,219	6,238,443,457		5,642,586,602
Non-current liabilities:
Long-term borrowings	26,805,348	167,000,000		155,500,000
Long-term payables	23,357	145,515
Accrued warranty costs - non-current	17,550,003	109,338,274		85,361,926
Convertible senior notes	77,620,210	483,581,668		387,777,235
Total liabilities	1,123,338,137	6,998,508,914		6,271,225,763
Commitments and contingencies
Shareholders' Equity
Ordinary shares (US$0.00002 par value, 500,000,000 shares authorized, 89,435,058 and 88,758,778 shares issued and outstanding as of December 31, 2011 and 2012, respectively)	2,119	13,202		13,200
Additional paid-in capital	244,735,846	1,524,728,796		1,507,224,827
Statutory reserves	28,738,103	179,041,258		178,984,364
Accumulated other comprehensive (loss)/income	37,944	236,395		(134,611)
Treasury stock, at cost; 1,028,920 and 1,723,200 shares of ordinary shares as of December 31, 2011 and 2012, respectively	(2,227,180)	(13,875,553)		(8,354,423)
Retained earnings/(accumulated losses)	(52,169,597)	(325,021,804)		1,217,457,158
Total JinkoSolar Holding Co., Ltd. shareholders' equity	219,117,235	1,365,122,294		2,895,190,515
Non-controlling interests	1,394,699	8,689,113		9,983,063
Total Shareholders' Equity	220,511,934	1,373,811,407		2,905,173,578
Total liabilities and shareholders' equity	$ 1,343,850,071	8,372,320,321		9,176,399,341

[1]	Advances of travelling and other business expenses to executive directors who are also shareholders represent the amounts the Company advanced to them for expected expenses, charges and incidentals relating to their business development activities.
[2]	Balances due to related parties are interest-free, not collateralized, and have no definitive repayment terms.

CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $)	Dec. 31, 2012	Dec. 31, 2011
CONSOLIDATED BALANCE SHEETS [Abstract]
Ordinary shares, par value	$ 0.00002	$ 0.00002
Ordinary shares, shares authorized	500,000,000	500,000,000
Ordinary shares, shares issued	88,758,778	89,435,058
Ordinary shares, shares outstanding	88,758,778	89,435,058
Treasury stock at cost, shares	1,723,200	1,028,920

CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY	Total USD ($)	Total CNY	Series A Preferred Stock CNY	Series B Preferred Stock CNY	Ordinary Shares USD ($)	Ordinary Shares CNY	Ordinary Shares Series A Preferred Stock CNY	Ordinary Shares Series B Preferred Stock CNY	Additional paid in capital USD ($)	Additional paid in capital CNY	Additional paid in capital Series A Preferred Stock CNY	Additional paid in capital Series B Preferred Stock CNY	Statutory reserves USD ($)	Statutory reserves CNY	Statutory reserves Series A Preferred Stock CNY	Statutory reserves Series B Preferred Stock CNY	Accumulated other comprehensive income (loss) USD ($)	Accumulated other comprehensive income (loss) CNY	Accumulated other comprehensive income (loss) Series A Preferred Stock CNY	Accumulated other comprehensive income (loss) Series B Preferred Stock CNY	Treasury stock USD ($)	Treasury stock CNY	Treasury stock Series A Preferred Stock CNY	Treasury stock Series B Preferred Stock CNY	Retained earnings USD ($)	Retained earnings CNY	Retained earnings Series A Preferred Stock CNY	Retained earnings Series B Preferred Stock CNY	Non-controlling interests USD ($)	Non-controlling interests CNY	Non-controlling interests Series A Preferred Stock CNY	Non-controlling interests Series B Preferred Stock CNY
Beginning Balance at Dec. 31, 2009		466,075,753				7,809				193,929,492				38,434,698												233,703,754
Beginning Balance (in shares) at Dec. 31, 2009						50,731,450
Redeemable Convertible Preferred Shares accretion			(13,433,242)	(17,479,734)																							(13,433,242)	(17,479,734)
Share-based compensation		24,128,751								24,128,751
Issuance of shares upon initial public offerings		368,564,645				3,187				368,561,458
Issuance of shares upon initial public offerings (in shares)						23,340,000
Exercise of share options		2,076,090				20				2,076,070
Exercise of share options (in shares)						150,392
Net income/(loss)attributable to JinkoSolar Holding Co., Ltd.		881,873,227																								881,873,227
Foreign currency translation adjustments
Conversion of Redeemable Convertible Preferred Shares			202,491,182	305,183,565			734	1,022			202,490,448	305,182,543
Conversion of Redeemable Convertible Preferred Shares (in shares)							5,375,150	7,481,250
Issuance of shares in secondary offerings		445,721,639				1,060				445,720,579
Issuance of shares in secondary offerings (in shares)						8,000,000
Appropriation to statutory reserves														126,152,136												(126,152,136)
Ending Balance at Dec. 31, 2010		2,665,201,876				13,832				1,542,089,341				164,586,834												958,511,869
Ending Balance (in shares) at Dec. 31, 2010						95,078,342
Capital contribution from non-controlling interests holder		10,000,000																												10,000,000
Share-based compensation		9,879,124								9,879,124
Repurchase of shares of the Company		(56,857,774)				(668)				(48,502,683)												(8,354,423)
Repurchase of shares of the Company (in shares)						(5,919,320)
Exercise of share options		3,759,081				36				3,759,045
Exercise of share options (in shares)						276,136
Net income/(loss)attributable to JinkoSolar Holding Co., Ltd.		273,325,882																								273,342,819				(16,937)
Foreign currency translation adjustments		(134,611)																(134,611)
Appropriation to statutory reserves														14,397,530												(14,397,530)
Ending Balance at Dec. 31, 2011		2,905,173,578				13,200				1,507,224,827				178,984,364				(134,611)				(8,354,423)				1,217,457,158				9,983,063
Ending Balance (in shares) at Dec. 31, 2011						89,435,058
Capital contribution from non-controlling interests holder		100,000																												100,000
Share-based compensation		17,343,110								17,343,110
Repurchase of shares of the Company		(5,521,130)																				(5,521,130)
Repurchase of shares of the Company (in shares)						(694,280)
Exercise of share options		160,861				2				160,859
Exercise of share options (in shares)	18,000					18,000
Net income/(loss)attributable to JinkoSolar Holding Co., Ltd.	(247,799,557)	(1,543,816,018)																								(1,542,422,068)				(1,393,950)
Foreign currency translation adjustments	59,551	371,006																371,006
Appropriation to statutory reserves														56,894												(56,894)
Ending Balance at Dec. 31, 2012	$ 220,511,934	1,373,811,407			$ 2,119	13,202			$ 244,735,846	1,524,728,796			$ 28,738,103	179,041,258			$ 37,944	236,395			$ (2,227,180)	(13,875,553)			$ (52,169,597)	(325,021,804)			$ 1,394,699	8,689,113
Ending Balance (in shares) at Dec. 31, 2012					88,758,778

CONSOLIDATED STATEMENTS OF CASH FLOWS	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2012 Embedded Derivative [Member] USD ($)	Dec. 31, 2012 Embedded Derivative [Member] CNY	Dec. 31, 2011 Embedded Derivative [Member] CNY	Dec. 31, 2010 Embedded Derivative [Member] CNY	Dec. 31, 2012 Forward Contracts [Member] USD ($)	Dec. 31, 2012 Forward Contracts [Member] CNY	Dec. 31, 2011 Forward Contracts [Member] CNY	Dec. 31, 2010 Forward Contracts [Member] CNY	Dec. 31, 2012 Convertible Senior Notes [Member] USD ($)	Dec. 31, 2012 Convertible Senior Notes [Member] CNY	Dec. 31, 2011 Convertible Senior Notes [Member] CNY	Dec. 31, 2010 Convertible Senior Notes [Member] CNY	Dec. 31, 2012 Capped Call Options [Member] USD ($)	Dec. 31, 2012 Capped Call Options [Member] CNY	Dec. 31, 2011 Capped Call Options [Member] CNY	Dec. 31, 2010 Capped Call Options [Member] CNY
Cash flows from operating activities:
Net income/(loss)	$ (247,799,557)	(1,543,816,018)	273,325,882	881,873,227
Adjustments to reconcile net income to net cash provided by/(used in) operating activities:
Change in fair value								(54,938)	8,345,076	51,990,656	24,377,786	(83,807,971)	15,545,766	96,851,674	(398,030,217)		49,606	309,052	98,282,510
Share-based compensation charge	2,783,761	17,343,110	9,879,124	24,128,751
Deferred income taxes	(83,159)	(518,086)	4,209,187	8,110,198
Depreciation of property, plant and equipment	51,869,574	323,152,636	263,846,113	96,751,960
Depreciation of project assets	825,261	5,141,460
Amortization of land use rights	1,050,730	6,546,151	5,558,122	4,075,087
Amortization of intangible assets	122,681	764,312	223,926	58,219
Amortization of deferred financing cost	40,128	250,000	500,000	500,000
Inventories provision	53,343,843	332,337,477	201,662,101	29,602,473
Provision for allowance of doubtful accounts	79,280,473	493,925,280	179,391,417	8,343,659
Provision for other receivable				1,500,000
Provision for advance to suppliers	36,447,800	227,073,440	652,937
Write off of prepayment for property, plant and equipment	7,093,589	44,193,769
Impairment on long-lived assets	10,509,671	65,476,299		5,376,071
Loss on disposal of property, plant and equipment	812,366	5,061,124	2,488,103	1,739,587
Goodwill impairment			45,645,832
Investment gain				(60,058)
Equity in losses of affiliated companies	2,615	16,291
Contingent liability				10,000,000
Exchange loss	5,854,271	36,472,691	138,994,253	10,143,414
Changes in operating assets and liabilities:
Increase in accounts receivable	(144,133,977)	(897,969,098)	(1,340,304,800)	(373,984,543)
Decrease/(increase) in notes receivable	2,545,041	15,855,857	(17,279,630)	13,301,730
Decrease/(increase) in advances to suppliers	19,717,866	122,844,275	150,636,168	(252,439,360)
Increase in inventories	(9,987,725)	(62,224,526)	(180,222,899)	(603,924,606)
Increase in other receivables from related parties	(826,494)	(5,149,138)	(291,798)	(399,444)
(Increase)/decrease in prepayments and other current assets	63,405,300	395,021,362	(426,961,717)	(282,504,242)
Decrease/(increase) in other assets	(9,241,148)	(57,573,276)	(31,341,556)	5,236,700
Increase in accounts payable	159,120,676	991,337,723	25,056,512	282,452,726
Increase in accrued payroll and welfare expenses	4,773,324	29,738,283	79,793,458	61,864,602
Increase/(decrease) in advances from third party customers	(1,577,342)	(9,826,997)	(77,627,705)	128,400,891
Increase/(decrease) in income tax payables	(5,277,743)	(32,880,865)	(59,315,991)	92,200,131
Decrease in guarantee liabilities	(240,767)	(1,500,000)
Increase in other payables and accruals	10,594,698	66,006,025	260,642,981	161,928,786
Net cash provided by/(used in) operating activities	114,966,204	716,250,943	(766,209,901)	230,413,050
Cash flows from investing activities:
(Increase)/Decrease in restricted cash	(5,657,754)	(35,248,372)	159,941,605	(222,538,376)
Purchase of property, plant and equipment	(19,474,002)	(121,324,977)	(1,780,218,312)	(1,307,932,241)
Purchase of land use rights	(1,156)	(7,200)	(115,987,700)	(37,556,165)
Purchase of intangible assets	(558,822)	(3,481,518)	(2,929,210)	(730,196)
Cash paid for short-term investments	(223,343,429)	(1,391,451,906)	(459,509,189)
Proceeds from redemption of short-term investments	186,707,376	1,163,205,621		15,816,513
Net cash paid for acquisition of subsidiaries	(896,390)	(5,584,599)
Cash paid for investments in affiliates	(5,649,990)	(35,200,000)
Proceeds from disposal of property, plant and equipment	7,249,725	45,166,512	230,323	395,250
Cash paid for construction of project assets	(18,755,036)	(116,845,750)	(235,198,641)
Net cash used in investing activities	(80,379,478)	(500,772,189)	(2,433,671,124)	(1,552,545,215)
Cash flows from financing activities:
Net proceeds from public offering of ordinary shares				814,286,284
Proceeds from exercise of share options			3,759,081	2,076,090
Net proceeds from issuance of convertible senior notes			812,525,000
Repurchase of convertible senior notes			(5,222,773)
Proceeds from issuance of bonds	48,153,320	300,000,000	1,000,000,000
Repayment of bonds	(160,511,067)	(1,000,000,000)
Repurchase of common stock			(56,857,774)
Prepayment for share repurchase			(31,924,842)
Cash paid for capped call options			(117,003,600)
Capital contributions by non-controlling interests holder	16,051	100,000	10,000,000
Cash paid for capital lease				(3,692,176)
Borrowings from third parties	588,206,896	3,664,587,785	5,971,912,049	2,471,127,222
Repayment of borrowings to third parties	(577,930,540)	(3,600,565,060)	(4,915,672,032)	(1,955,434,977)
(Increase)/decrease in cash restricted for notes payable (Note 2(g))	4,151,308	25,863,067	110,672,659	(121,424,144)
Increase in notes payable (Note 2(g))	38,411,243	239,305,886	338,308,472	489,878,911
Net cash provided by/(used in) financing activities	(59,502,789)	(370,708,322)	3,120,496,240	1,696,817,210
Effect of foreign exchange rate changes on cash and cash equivalents	81,639	508,622	(7,969,056)	(5,959,840)
Net increase/(decrease) in cash and cash equivalent	(24,834,424)	(154,720,946)	(87,353,841)	368,725,205
Cash and cash equivalents, beginning of year	69,637,881	433,850,961	521,204,802	152,479,597
Cash and cash equivalents, end of year	44,803,457	279,130,015	433,850,961	521,204,802
Supplemental disclosure of cash flow information
Cash paid for income tax	4,245,062	26,447,159	140,611,920	59,968,864
Cash paid for interest expenses (net of amounts capitalized)	35,820,205	223,163,459	202,038,731	63,880,195
Supplemental disclosure of non-cash investing and financing cash flow information
Purchases of property, plant and equipment included in other payables	40,678,592	253,431,693	274,599,278	268,668,526
Purchases of project assets included in other payables - net	29,634,059	184,623,149	37,306,301
Shares repurchase utilized prepayment made in prior year	886,202	5,521,130
Proceeds from exercise of share options received in subsequent year	25,820	160,861
Conversion of Redeemable Convertible Preferred Shares into ordinary shares upon the Company's IPO				507,674,747

ORGANIZATION AND NATURE OF OPERATIONS	12 Months Ended
Dec. 31, 2012
ORGANIZATION AND NATURE OF OPERATIONS [Abstract]
ORGANIZATION AND NATURE OF OPERATIONS
1.	ORGANIZATION AND NATURE OF OPERATIONS

JinkoSolar Holding Co., Ltd. (the "Company") was incorporated in the Cayman Islands on August 3, 2007. On May 14, 2010, the Company became listed on the New York Stock Exchange ("NYSE") in the United States. The Company and its subsidiaries (collectively the "Group") are principally engaged in the design, development, production and marketing of photovoltaic products and also provide solar system integration services as well as developing commercial solar power projects.

In June 2009, the Company acquired 100% equity interest in Zhejiang Jinko for a total consideration of RMB100 million. The acquisition was consummated on June 30, 2009. Consequently, the Company consolidated the financial statements of Zhejiang Jinko starting from June 30, 2009. Zhejiang Jinko is a solar cell manufacturer which was also one of Jiangxi Jinko's major solar wafer customers before the acquisition.

JinkoSolar Technology Limited ("Paker", formally known as Paker Technology Limited) was incorporated in Hong Kong as a limited liability company on November 10, 2006 by a Hong Kong citizen and a citizen of People's Republic of China ("the PRC"), who held the investment on behalf of three PRC shareholders (the "Shareholders") via a series of entrustment agreements. On December 16, 2008, all of the then existing shareholders of Paker exchanged their respective shares of Paker for equivalent classes of shares of the Company (the "Share Exchange"). As a result, Paker became a wholly-owned subsidiary of the Company. On December 13, 2006, Paker established Jinko Solar Co., Ltd. ("Jiangxi Jinko") as a wholly foreign owned enterprise in Shangrao, Jiangxi province, the PRC.

The following table sets forth information concerning the Company's major subsidiaries as of December 31, 2012:

Subsidiaries	Date of Incorporation /Acquisition	Place of Incorporation	Percentage of Ownership

JinkoSolar Technology Limited ("Paker")	November 10, 2006	Hong Kong	100%

JinkoSolar International Limited ("JinkoSolar International")	November 25, 2009	Hong Kong	100%

Jinko Solar Co., Ltd. ("Jiangxi Jinko")	December 13, 2006	PRC	100%

Jinko Solar Import and Export Co., Ltd. ("Jinko Import and Export")	December 24, 2009	PRC	100%

Zhejiang Jinko Solar Co., Ltd.("Zhejiang Jinko")	September 30, 2009	PRC	100%

Zhejiang Jinko Trading Co., Ltd.("Zhejiang Trading")	June 13, 2010	PRC	100%

Delingha Ruiqida Solar Power Co., Ltd ("Delingha Solar Power")	December 6, 2011	PRC	88.7%

Jiangxi Photovoltaic Materials Co., Ltd ("Jiangxi Materials")	December 1, 2010	PRC	100%

JinkoSolar (Switzerland) AG("Jinko Switzerland")	May 3, 2011	Switzerland	100%

JinkoSolar GmbH ("Jinko GmbH")	April 1, 2010	Germany	100%

JinkoSolar (U.S.) Inc. ("Jinko US")	August 19, 2010	USA	100%

JinkoSolar (US) Holdings Inc.("Jinko US Holding")	June 7, 2011	USA	100%

JinkoSolar Italy S.R.L. ("Jinko Italy")	July 8, 2011	Italy	100%

JinkoSolar SAS ("Jinko France")	September 12, 2011	France	100%

Jinko Solar Canada Co., Ltd ("Jinko Canada")	November 18, 2011	Canada	100%

Jinko Solar Australia Holdings Co. Pty Ltd ("Jinko Australia")	December 7, 2011	Australia	100%

Gansu Longchang Solar Power Co., Ltd. ("Longchang")	April26, 2012	PRC	100%

Hainanzhou Zhongnan Solar Electricity Co., Ltd. ("Hainanzhou")	July 30, 2012	PRC	100%

PRINCIPAL ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2012
PRINCIPAL ACCOUNTING POLICIES [Abstract]
PRINCIPAL ACCOUNTING POLICIES
2.	PRINCIPAL ACCOUNTING POLICIES

a. Basis of presentation and use of estimates

The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America ("U.S. GAAP").

The preparation of consolidated financial statements in conformity with U.S. GAAP requires management of the Company to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The Group bases its estimates on historical experience and various other factors believed to be reasonable under the circumstances, the results of which form the basis for making judgments about the carrying value of assets and liabilities that are not readily apparent from other sources. Significant accounting estimates reflected in the Company's consolidated financial statements include allowance for doubtful receivables, provision for inventories and advances to suppliers, impairment of long-lived assets, the economic useful lives of property, plant and equipment and intangible assets, assumptions used in purchase price allocation, assumptions used to measure impairment of goodwill, property, plant and equipment, project assets and intangible assets, certain accrued liabilities including accruals for warranty costs, accounting for share-based compensation, fair value measurements, legal contingencies, and income taxes and related tax valuation allowance, and the assessment of going concern assumption as discussed below.

The Company has negative working capital at December 31, 2012. Management believes that the Company's current cash position as of December 31, 2012, the cash expected to be generated from operations and funds available from borrowings under the bank quotas will be sufficient to meet the Company's working capital and capital expenditure requirements for at least the next twelve months from December 31, 2012. However, given that certain bank borrowings and bonds are due within the near term future (Note 16 and Note 17), and possible exercise of the put option of the convertible senior notes on May 14, 2014 (Note 21), sufficient funds may not be available to the Company. Accordingly, the Company may need to reduce discretionary spending and raise additional funds through public or private equity or debt financing. Any additional equity financing may be dilutive to stockholders and debt financing, if available, may involve covenants that would restrict the Company.

Additional funds may not be available on terms favourable to the Company or at all. Failure to manage discretionary spending or raise additional capital or debt financing as required may adversely impact the Company's ability to achieve its intended business objectives. The Company believes, although it is not certain, that it will be able to maintain compliance with the convertible senior notes covenants including the put option on May 15, 2014 and repay short term borrowings and other liabilities as those become due for at least the next twelve months from December 31, 2012, and as such, these financial statements are prepared under the going concern assumption which contemplates the realization of assets and the liquidation of liabilities in the ordinary course of business.

b. Consolidation

The consolidated financial statements include the financial statements of the Company and its subsidiaries. All significant transactions and balances among the Company and its subsidiaries have been eliminated upon consolidation.

For the Company's majority-owned subsidiaries, non-controlling interests is recognized to reflect the portion of their equity which is not attributable, directly or indirectly, to the Group.

The Group has revised the statement of cash flows for 2011 to correct the classification of a RMB 31,924,842 cash outflow related to prepayment for share repurchases from operating activities to financing activities. The impact of the revision was not material to the previously reported net total cash flows from operating activities and net total cash flows from financing activities.

c. Foreign currency translation

The Group's reporting currency is the Renminbi ("RMB"), the official currency in the PRC. The Company and certain subsidiaries use RMB as their functional currency. Transactions denominated in currencies other than the functional currency are translated into the functional currency at the exchange rates quoted by the People's Bank of China (the "PBOC") prevailing at the dates of the transactions. Gains and losses resulting from foreign currency transactions are included in the consolidated statements of operations. Monetary assets and liabilities denominated in foreign currencies are translated into RMB using the applicable exchange rates quoted by the PBOC at the applicable balance sheet dates. All such exchange gains or losses are included in exchange loss in the consolidated statements of operations.

For consolidation purpose, the financial statements of the Company's subsidiaries whose functional currencies are other than the RMB are translated into RMB using exchange rates quoted by PBOC. Assets and liabilities are translated at the exchange rates at the balance sheet date, equity accounts are translated at historical exchange rates and revenues, expenses and gains and losses are translated using the average exchange rates for the year. Translation adjustments are reported as cumulative translation adjustments and are shown as a separate component of in accumulated other comprehensive income in the consolidated statement of comprehensive income/ (loss).

The RMB is not a freely convertible currency. The PRC State Administration for Foreign Exchange, under the authority of the People's Bank of China, controls the conversion of RMB into foreign currencies. The value of the RMB is subject to changes in central government policies and to international economic and political developments affecting supply and demand in China's foreign exchange trading system market. The Company's aggregate amount of cash, cash equivalents and restricted cash denominated in RMB amounted to RMB461.7 million and RMB382.8million as of December 31, 2011 and 2012, respectively.

d. Cash and cash equivalents

Cash and cash equivalents represent cash on hand and demand deposits placed with banks or other financial institutions, which have original maturities of three months or less.

e. Restricted cash

Restricted cash represents deposits legally held by a bank which are not available for the Group's general use. These deposits are held as collateral for issuance of letters of credit or guarantee, bank acceptance notes to vendors for purchase of machinery and inventories and forward contracts.

f. Short-term investments

Short-term investments represent the bank time deposits with original maturities longer than three months and less than one year. As of December 31, 2012, RMB662.8 million of short-term investments were held as collateral for issuance of letters of credit, guarantee or bank acceptance notes, compared with RMB448.4 million of short-term investments held as collateral for issuance of letters of credit, guarantee or bank acceptance notes as of December 31, 2011.

g. Notes receivable and payable

The Group accepts bank acceptance notes from customers in China in the normal course of business. The Group may discount these notes with banks in China or endorse these notes with its suppliers to clear its accounts payable. Notes that have been discounted with banks or endorsed with suppliers are derecognized from the consolidated balance sheets when the criteria for sale treatment are met.

The Group also issues bank acceptance notes to its suppliers in China in the normal course of business. The Group classified the changes in notes payable and the restricted cash held as collateral for issuance of bank acceptance notes as financing activities.

Notes receivable and payable are typically non-interest bearing and have maturities of less than six months.

h. Accounts receivable

Specific provisions are made against accounts receivable for estimated losses resulting from the inability of the Group's customers to make payments. The Group periodically assessed accounts receivable balances to determine whether an allowance for doubtful accounts should be made based upon historical bad debts, specific customer creditworthiness and current economic trends. Accounts receivable in the balance sheets are stated net of such provision, if any. Before approving sales to each customer, the Group conducts a credit assessment for each customer to evaluate the collectability of such sales. The assessment usually takes into consideration the credit worthiness of such customer and its guarantor, if any, the Group's historical payment experience with such customer, industry-wide trends with respect to credit terms, including the terms offered by competitors, and the macro-economic conditions of the region to which sales will be made. The Group will execute a sales order with a customer and arrange for shipment only if its credit assessment concludes that the collectability with such customer is reasonably assured. The Group may also from time to time require security deposits from certain customers to minimize its credit risk. After the sales are made, the Group closely monitors the credit situation of each customer on an on-going basis for any subsequent change in its financial position, business development and credit rating, and will evaluate whether any of such adverse change warrants further action to be taken by the Group, including asserting claims and/or initiating legal proceedings against the customer and/or its guarantor, as well as making provisions. It is also the Group's general practice to suspend further sales to any customer with significant overdue balances. The receivable from insurance is only recorded when insurance claim has been submitted to the insurance company and been accepted and acknowledged by the carrier and recovery is considered reasonably assured. Upon recording the recovery, the bad debt expense is reduced.

i. Short-term and long-term advances to suppliers

The Group provides short-term and long-term advances to secure its raw material needs, which are then offset against future purchases. The Group continually assesses the credit quality of its suppliers and the factors that affect the credit risk. If there is deterioration in the creditworthiness of its suppliers, the Group will seek to recover its advances to suppliers and provide for losses on advances which are akin to receivables in operating expenses because of suppliers' inability to return its advances. Recoveries of the allowance for advances to supplier are recognized when they are received. The Company classified short-term and long-term advances to suppliers based on management's best estimate of the expected purchase in the next twelve-months as of the balance sheet date and the Group's ability to make requisite purchases under existing supply contracts. The balances expected to be utilized outside of the 12 months are recorded in advances to suppliers to be utilized beyond one year. A provision of advance to suppliers of nil, RMB 652,937, and RMB227,073,440 was recorded for the years ended December 31, 2010, 2011 and 2012, respectively. The Group has reclassified "provision for advance to suppliers" to a separate line item from "General and administrative expenses" for the year ended December 31, 2011 to conform to the current period presentation in the consolidated statement of operation due to that the provision for advance to suppliers was not significant in 2011 (Note 7).

j. Inventories

Inventories are stated at the lower of cost or market. Cost is determined using the weighted average method. Provisions are made for excess, slow moving and obsolete inventories as well as for inventories with carrying values in excess of market. Certain factors could impact the realizable value of inventory, so the Group continually evaluates the recoverability based on assumptions about customer demand and market conditions. The evaluation may take into consideration historical usage, expected demand, anticipated sales price, new product development schedules, the effect new products might have on the sale of existing products, product obsolescence, customer concentrations, and other factors. The reserve or write-down is equal to the difference between the cost of inventory and the estimated market value based upon assumptions about future demand and market conditions. If actual market conditions are less favorable than those projected by management, additional inventory reserves or write-downs may be required that could negatively impact the Group's gross margin and operating results. If actual market conditions are more favorable, the Group may have higher gross margin when products that have been previously reserved or written down are eventually sold. The sale of previously reserved inventory did not have a material impact on our gross margin percentage for any of the years presented.

In addition, the Group analyzes its firm purchase commitments, which currently consist primarily of the long-term fixed price polysilicon supplier agreements, at each period end. Provision is made in the current period when the anticipated inventories cost from future execution of such supplier agreement is in excess of market. There was no loss provision recorded related to these long-term contracts for each of the three years ended December 31, 2010, 2011 and 2012.

k. Property, plant and equipment, net

Property, plant and equipment are stated at cost less accumulated depreciation. Cost includes the prices paid to acquire or construct the assets, interest capitalized during the construction period and any expenditure that substantially extends the useful life of an existing asset. Depreciation, taking into consideration any estimated residual value, is computed using the straight-line method over the following estimated useful lives:

Buildings	20 years
Machinery and equipment	10 years
Furniture, fixture and office equipment	3-5 years
Motor vehicles	4-5 years

Construction in progress primarily represents the construction of new production line. Costs incurred in the construction are capitalized and transferred to property, plant and equipment upon completion, at which time depreciation commences.

Expenditures for repairs and maintenance are expensed as incurred. The gain or loss on disposal of property, plant and equipment, if any, is the difference between the net sales proceeds and the carrying amount of the disposed assets, and is recognized in the consolidated statement of operations upon disposal.

l. Interest Capitalization

The interest cost associated with major development and construction projects is capitalized and included in the cost of the property, plant and equipment or project assets. Interest capitalization ceases once a project is substantially complete or no longer undergoing construction activities to prepare it for its intended use. When no debt is specifically identified as being incurred in connection with a construction project, the Group capitalizes interest on amounts expended on the project at the Group's weighted average cost of borrowed money. Interest expense capitalized for the years ended December 31, 2010, 2011 and 2012 were RMB2,147,440, RMB3,505,464 and RMB7,507,649, respectively.

m. Project assets

Project assets consist primarily of costs relating to construction of solar power plants at various stages of development. These costs include costs for land and costs for developing and constructing PV solar power plants. While the project assets are not constructed for any specific customers, the Group intends to sell the project assets upon their completion. Upon completion of development and connection of the solar power plants, income generated from connection to the grid is recognized as revenue and the project assets are amortized over the expected life of 20 years.

The Group has reclassified the 2011 balance of RMB 272,504,672 from Property, Plant and Equipment to conform to the current period presentation in the Consolidated Balance Sheet. These reclassifications had no impact on previous reported total non-current assets and total assets.

The Group has reclassified the 2011 amount of RMB 235,198,641 from purchase of property, plant and equipment to construction of project assets to conform to the current period presentation in the Consolidated Statement of Cash Flows. The Group has separately presented the 2011 balance of RMB 37,306,301 from purchase of property, plant and equipment included in other payable to purchase of project assets included in other payable to conform to the current period presentation in the supplemental disclosure of non-cash investing and financing cash flow information section of the Consolidated Statement of Cash Flows. These reclassifications had no impact on previous reported net total cash used in investing activities.

n. Land use rights

Land use rights represent fees paid to obtain the right to use land in the PRC. Amortization is computed using the straight-line method over the terms specified in land use right certificates of 50 years or 70 years, as applicable.

o. Intangible assets

Intangible assets include purchased software and fees paid to register trademarks, which are amortized on a straight-line basis over their estimated useful lives, which are 5 or 10 years.

p. Goodwill

Goodwill represents the excess of (i) the aggregate of (a) the consideration transferred measured in accordance with ASC 805, which generally requires acquisition-date fair value; (b) the fair value of any noncontrolling interests in the acquiree; and (c) in a business combination achieved in stages, the acquisition-date fair value of the acquirer's previously held equity interest in the acquiree over (ii) the fair value of the identifiable net assets of the acquiree. If the consideration transferred is less than the fair value of the net assets acquired, the difference is recognized as a gain directly in the consolidated statement of operations. In a business combination, any acquired intangible assets that do not meet separate recognition criteria as specified in ASC 805 are recognized as goodwill.

Goodwill is tested for impairment annually or more frequently if events or changes in circumstances indicate that it might be impaired. In December of each year, the Company tests impairment of goodwill at the reporting unit level and recognizes impairment in the event that the carrying value exceeds the fair value of each reporting unit. The Company performs a two-step goodwill impairment test. The first step, identifying potential impairment, compares the fair values of each reporting unit to its carrying amount, including goodwill. If the carrying value of the reporting unit exceeds its fair value, the second step would need to be conducted; otherwise, no further steps are necessary as no potential impairment exists. The second step, measuring the impairment loss, compares the implied fair value of the reporting unit goodwill with the carrying amount of that goodwill. Any excess of the reporting unit goodwill carrying value over the respective implied value is recognized as an impairment loss.

An impairment loss of nil, RMB45,645,832 and nil was recorded for the years ended December 31,2010, 2011 and 2012, respectively. See Note 3. "Goodwill" to the Company's consolidated financial statements for additional information on the Company's goodwill impairment tests.

q. Business combination

The Group accounts for business combinations using the acquisition method of accounting. This method requires that the acquisition consideration to be allocated to the assets, including separately identifiable intangible assets, and the liabilities that the Company acquires based on their estimated fair values. The Group makes estimates and judgments in determining the fair value of the acquired assets and liabilities based on its experience with similar assets and liabilities in similar industries. If different judgments or assumptions were used, the amounts assigned to the individual acquired assets or liabilities could be materially different.

r. Investments in affiliates

The Group holds equity investments in affiliates for which it does not have a controlling financial interest, but has the ability to exercise significant influence over the operating and financial policies of the investee. These investments are accounted for under equity method of accounting wherein the Group records its' proportionate share of the investees' income or loss in its consolidated financial statements.

Investments are evaluated for impairment when facts or circumstances indicate that the fair value of the investment is less than its carrying value. An impairment is recognized when a decline in fair value is determined to be other-than-temporary. The Group reviews several factors to determine whether a loss is other-than-temporary. These factors include, but are not limited to, the: (1) nature of the investment; (2) cause and duration of the impairment; (3) extent to which fair value is less than cost; (4) financial conditions and near term prospects of the issuers; and (5) ability to hold the security for a period of time sufficient to allow for any anticipated recovery in fair value.

s. Impairment of long-lived assets

The Group's long-lived assets include property, plant and equipment, project assets and other intangible assets with finite lives. The Group's business requires heavy investment in manufacturing equipment that is technologically advanced, but can quickly become significantly under-utilized or rendered obsolete by rapid changes in demand for solar power products produced with those equipment.

Long-lived assets are reviewed for impairment whenever events or changes in circumstances indicate that carrying amount of an asset may not be recoverable. Factors considered important that could result in an impairment review include significant underperformance relative to expected historical or projected future operating results, significant changes in the manner of use of acquired assets and significant negative industry or economic trends. The Group may recognize impairment of long-lived assets in the event the net book value of such assets exceeds the future undiscounted cash flows attributable to these assets. If the total of the expected undiscounted future net cash flows is less than the carrying amount of the asset, a loss, if any, is recognized for the difference between the fair value of the asset and its carrying value. Fair value is generally measured based on either quoted market prices, if available, or discounted cash flow analyses. .

t. Leases

Leases are classified as capital or operating leases. A lease that transfers to the lessee substantially all the benefits and risks incidental to ownership is classified as a capital lease. At inception, a capital lease is recorded at the present value of minimum lease payments or the fair value of the asset, whichever is less. Assets under capital leases are amortized on a basis consistent with that of similar fixed assets or the lease term, whichever is less. Operating lease costs are recognized on a straight-line basis over the lease term.

u. Revenue recognition

The Group recognizes revenue for product sales when persuasive evidence of an arrangement exists, delivery of the product has occurred and title and risk of loss has passed to the customer, the sales price is fixed or determinable and the collectability of the resulting receivable is reasonably assured. For all sales, the Group requires a contract or purchase order which quantifies pricing, quantity and product specifications.

For sales of photovoltaic products from PRC to foreign customers, delivery of the products generally occurs at the point in time the product is delivered to the named port of shipment, which is when the risks and rewards of ownership are transferred to the customer. For sales of PV products to domestic customers in PRC or by foreign subsidiaries, delivery of the product occurs generally at the point in time the product is received by the customer, which is when the risks and rewards of ownership have been transferred. In the case of sales that are contingent upon customer acceptance, revenue is not recognized until the deliveries are formally accepted by the customers.

The Group enters into certain sales contracts with retainage terms during 2012, under which customers were allowed to withhold payment of 5% to 10% of the full contract price as retainage after a specified period which generally range from one year to two years (the "Retainage Period"). Given the limited experience the Group has with respect to the collectability of the retainage, the Group defers recognition of the retainage as revenue until the customers pay it after the Retainage Period expires. As of December 31, 2012, the total amounts of retainage that were not recognized as revenue were RMB121,814,534.

The Group offers to its solar modules customers the right to return or exchange defective products within a prescribed period if the volume of the defective products exceeds a certain percentage of the shipment as specified in the individual sales contract. For the solar module sales contracts signed subsequent to October 1, 2010, the Group no longer offers the rights to return and refund to its customers. Actual returns were 0.2% of total sales for the years ended December 31, 2010.

The Group provides solar power product processing services to customers and the revenue of processing services is recognized upon completion which is generally evidenced by delivery of processed products to the customers.

The Company recognizes revenue related to solar system integration projects on the percentage-of-completion method. The Company estimates its revenues by using the cost-to-cost method, whereby it derives a ratio by comparing the costs incurred to date to the total costs expected to be incurred on the project. The Company applies the ratio computed in the cost-to-cost analysis to the contract price to determine the estimated revenues earned in each period. When the Company determines that total estimated costs will exceed total revenues under a contract, it records a loss accordingly.

The Company recognized income from generated electricity as revenue upon completion of development and connection of the solar power plant to the grid.

Advance payments received from customers for the future sale of inventory are recognized as advances from third party customers in the consolidated balance sheets. Advances from third party customers are recognized as revenues when the conditions for revenue recognition described above have been satisfied. Advances from third party customers have been recognized as a current liability because the amount at each balance sheet date is expected to be recognized as revenue within twelve months.

In the PRC, value added tax ("VAT") at a general rate of 17% on invoice amount is collected on behalf of tax authorities in respect of the sales of product and is not recorded as revenue. VAT collected from customers, net of VAT paid for purchases, is recorded as a liability until it is paid to the tax authorities.

v. Cost of revenue

Cost of revenue includes production and indirect costs, as well as shipping and handling costs for raw materials purchase and provision for inventories.

Costs of revenue for integration projects, include all direct material, labor, subcontractor cost, and those indirect costs related to contract performance, such as indirect labor, supplies and tools. The Group recognizes job material costs as incurred costs when the job materials have been installed. The Group considers job materials to be installed materials when they are permanently attached or fitted to the solar power systems as required by the engineering design.

w. Warranty cost

Solar modules produced by the Group are typically sold with either a 2-year or 5-year warranty for product defects, and a 10-year and 25-year warranty against declines of more than 10% and 20%, respectively, from the initial minimum power generation capacity at the time of delivery. Therefore, the Group is exposed to potential liabilities that could arise from these warranties. The potential liability is generally in the form of product replacement or repair.

Due to limited warranty claim history, the Group estimates warranty costs based on an assessment for its competitors' history while incorporating estimates of failure rates through its quality review. Consequently, the Group accrues the equivalent of 1% of gross revenues as a warranty liability to accrue the estimated cost of its warranty obligations. Actual warranty costs incurred for warranty claims by customers are recorded in and charged against the accrued warranty liability. To the extent that actual warranty costs differ from the estimates, the Group will prospectively revise its accrual rate. The Group began the sales of solar modules in the first half of 2009 and has not experienced any material warranty claims to-date in connection with declines in the power generation capacity of its solar modules or defects. The accrual for warranty cost as of December 31, 2010, 2011 and 2012 were RMB33,432,852, RMB96,463,635 and RMB130,517,641, respectively. The warranty costs were classified as current liabilities under other payables and accruals, and non-current liabilities under accrued warranty costs - non-current, respectively, which reflect our estimate of the timing of when the warranty expenditures will likely be made. For the years ended December 31, 2010, 2011 and 2012, warranty cost expenses were RMB31,705,135, RMB63,030,783 and RMB40,213,055, respectively. The utilization of the warranty accruals for the years ended December 31, 2010, 2011 and 2012 were nil, nil and RMB6,159,049.

We purchase warranty insurance policy which provides coverage for the product warranty services of our solar modules worldwide. Prepayment for warranty insurance premium is initially recorded as other assets and is amortized over the insurance coverage period. Prepayment for warranty insurance premium is not recorded as reduction of estimated warranty liabilities. Once the Company receives insurance recoveries, warranty expenses will be credited

x. Shipping and handling

Costs to ship products to customers are included in selling and marketing expenses in the consolidated statements of operations. Costs to ship products to customers were RMB57,261,154, RMB119,821,738 and RMB164,942,482for the years ended December 31, 2010, 2011 and 2012, respectively.

y. Research and development

Research and development costs are expensed when incurred.

z. Start-up costs

The Company expenses all costs incurred in connection with start-up activities, including pre-production costs associated with new manufacturing facilities and costs incurred with the formation of new subsidiaries such as organization costs.

aa. Income Taxes

Income taxes are accounted for under the asset and liability method. Deferred income tax assets and liabilities are recognized for the future tax consequences attributable to temporary differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and any tax loss and tax credit carry forwards. Deferred income tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred income tax assets and liabilities of a change in tax rates or tax laws is recognized in the consolidated statements of operations in the period the change in tax rates or tax laws is enacted. A valuation allowance is provided to reduce the amount of deferred income tax assets if it is considered more likely than not that some portion or all of the deferred income tax assets will not be realized.

The accounting for uncertain tax positions requires that the Company recognizes in the consolidated financial statements the impact of an uncertain tax position, if that position is more likely than not of being sustained upon examination, based on the technical merits of the position. Recognized income tax positions are measured at the largest amount that is greater than 50% likely of being realized. Changes in recognition or measurement are reflected in the period in which the change in judgment occurs. The Group's policy is to recognize, if any, tax related interest as interest expenses and penalties as general and administrative expenses. For periods presented, the Group did not have any interest and penalties associated with uncertain tax positions in the year ended December 31, 2010, 2011 and 2012 as there were no uncertain tax positions.

ab. Commitments and Contingencies

Liabilities for loss contingencies arising from claims, assessments, litigation, fines and penalties and other sources are recorded when it is probable that a liability has been incurred and the amount can be reasonably estimated.

ac. Financial guarantees

The Group issues guarantees in favor of certain third parties. A guarantee requires the issuer to make payments to reimburse the holder for a loss it incurs when a specified debtor fails to make repayments to the holder, when the debtor's liability to the holder falls due.

A guarantee is initially recognized at the estimated fair value in the Group's consolidated balance sheets unless it becomes probable that the Group will reimburse the holder of the guarantee for an amount higher than the carrying amount, in which case the guarantee is carried in the Group's consolidated balance sheets at the expected amount payable to the holder. The guarantee is derecognized when the Group's obligation to the holder expires.

ad. Fair value of financial instruments

The Company does not have any non-financial assets or liabilities that are recognized or disclosed at fair value in the financial statements on a recurring basis. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (also referred to as an exit price). A hierarchy is established for inputs used in measuring fair value that gives the highest priority to observable inputs and the lowest priority to unobservable inputs. Valuation techniques used to measure fair value shall maximize the use of observable inputs.

When available, the Company measures the fair value of financial instruments based on quoted market prices in active markets, valuation techniques that use observable market-based inputs or unobservable inputs that are corroborated by market data. Pricing information the Company obtains from third parties is internally validated for reasonableness prior to use in the consolidated financial statements. When observable market prices are not readily available, the Company generally estimates the fair value using valuation techniques that rely on alternate market data or inputs that are generally less readily observable from objective sources and are estimated based on pertinent information available at the time of the applicable reporting periods. In certain cases, fair values are not subject to precise quantification or verification and may fluctuate as economic and market factors vary and the Company's evaluation of those factors changes. Although the Company uses its best judgment in estimating the fair value of these financial instruments, there are inherent limitations in any estimation technique. In these cases, a minor change in an assumption could result in a significant change in its estimate of fair value, thereby increasing or decreasing the amounts of the Company's consolidated assets, liabilities, equity and net income.

The Company's financial instruments consist principally of cash and cash equivalents, restricted cash, short-term investments, accounts and notes receivable, forward contract receivable, other receivables, prepayments and other current assets, capped call options, accounts and notes payable, other payables and accruals, forward contract payables, bonds payable, short-term borrowings, long-term borrowings, guarantee liabilities and convertible senior notes.

The Company elects to classify the cash flows related to realized gain or loss on settlement of foreign exchange forward contracts as operating activities, which are based on the nature of the cash flows the derivative is economically hedging.

ae. Government grants

Government grants related to technology upgrades and enterprise development are recognized as subsidy income when received. For the years ended December 31, 2010, 2011 and 2012, the Group received financial subsidies of RMB15,696,641, RMB25,553,802 and RMB40,902,610 from the local PRC government authorities, respectively. These subsidies were non-recurring, not refundable and with no conditions, including none related to specific use or disposition of the funds, attached. Such amounts were recorded as subsidy income in the consolidated statements of operations. There are no defined rules and regulations to govern the criteria necessary for companies to enjoy such benefits and the amount of financial subsidy is determined at the discretion of the relevant government authorities.

Government grants related to assets are initially recorded as other payables and accruals which are then deducted from the carrying amount when the assets are ready for use. The Company received government grant related to assets of RMB55,000,000, RMB91,611,300 and RMB119,820,411during the years ended December 31, 2010, 2011 and 2012, respectively.

af. Repurchase of share

When the Company's shares are purchased for retirement, the excess of the purchase price over its par value is recorded entirely to additional paid-in capital subject to the limitation of the additional paid in capital when the shares were originally issued. When the Company's shares are acquired for purposes other than retirement, the purchase price is shown separately as treasury stock.

ag. Statutory reserves

Zhejiang Jinko, as sino-foreign owned joint venture incorporated in the PRC, is required to make appropriations of net profits, after recovery of accumulated deficit, to (i) a general reserve fund, (ii) an enterprise expansion fund, and (iii) a staff bonus and welfare fund prior to distribution of dividends to investors. These reserve funds are set at certain percentage of after-tax profit determined in accordance with PRC accounting standards and regulations (the "PRC GAAP"). The percentage of net profit for appropriation to these funds is at the discretion of their board of directors.

Jiangxi Jinko, as a wholly foreign owned enterprise incorporated in the PRC, is required on an annual basis to make appropriations of net profits, after the recovery of accumulated deficit, to a general reserve fund and a staff bonus and welfare fund. These reserve funds are set at certain percentage of after-tax profit determined in accordance with the PRC GAAP. The percentage of the appropriation for general reserve fund is at least 10%, and the percentage of the appropriation for staff bonus and welfare fund is at the discretion of its boards of directors.

Except for the aforementioned subsidiaries, the Company's other subsidiaries, as domestic enterprises incorporated in the PRC, are required on an annual basis to make an appropriation of net profits, after the recovery of accumulated deficit, to a statutory reserve fund. The statutory reserve fund is set at the percentage of not lower than 10% of the after-tax profit determined in accordance with the PRC GAAP.

Once the level of the general reserve fund and the statutory reserve fund reach 50% of the registered capital of the underlying entities, further appropriations to these funds are discretionary. The Group's statutory reserves can only be used for specific purposes of enterprises expansion and staff bonus and welfare, and are not distributable to the shareholders except in the event of liquidation. Appropriations to these funds are accounted for as transfers from retained earnings to the statutory reserves.

During the years ended December 31, 2010, 2011 and 2012, the Group made total appropriations to these statutory reserves of RMB126,152,136, RMB14,397,530 and RMB56,894, respectively.

ah. Segment reporting

The Group has adopted ASC 280, Segment Reporting, for its segment reporting. The Group operates and manages its business as a single segment primarily in China.

ai. Earnings(Loss) per share

Basic earnings(loss) per share is computed by dividing net income(loss) attributable to ordinary shareholders by the weighted average number of ordinary shares outstanding during the period using the two-class method. Under the two-class method, net income is allocated between ordinary shares and other participating securities based on their participating rights. Diluted earnings(loss) per share is calculated by dividing net income(loss) attributable to ordinary shareholders, as adjusted for the change in income or loss as result from the assumed conversion of those participating securities, if any, by the weighted average number of ordinary and dilutive ordinary equivalent shares outstanding during the period. Ordinary share equivalents consist of the ordinary shares issuable upon the conversion of the convertible senior notes (using the if-converted method) and ordinary shares issuable upon the exercise of outstanding share options (using the treasury stock method). Potential dilutive securities are not included in the calculation of dilutive earnings per share if the effect is anti-dilutive.

aj. Share-based compensation

The Company's share-based payment transactions with employees, including share options, are measured based on the grant-date fair value of the equity instrument issued. The fair value of the award is recognized as compensation expense, net of estimated forfeitures, over the period during which an employee is required to provide service in exchange for the award, which is generally the vesting period.

ak. Other comprehensive income/(loss)

Other comprehensive income/(loss) is defined as the change in equity during a period from non-owner sources. The Company's other comprehensive income/(loss) for each period presented is comprised of foreign currency translation adjustment of the Company's foreign subsidiaries whose assets and liabilities are translated from their respective functional currencies at exchange rates in effect at the balance sheet date, and revenues and expenses are translated at average exchange rates prevailing during the applicable period.

al. Convenience translation

Translations of amounts from RMB into United States dollars ("US$" or "USD") are solely for the convenience of readers and were calculated at the rate of RMB6.2301 to US$1.00, the noon buying rate in effect on December 31, 2012, as set forth in the H.10 statistical release of the Federal Reserve Board. No representation is intended to imply that the RMB amounts could have been, or could be, converted, realized or settled into US$ at that rate on December 31, 2012, or at any other rate.

am. Recent accounting pronouncements

In May 2011, the FASB issued ASU 2011-04, "Fair Value Measurement (Topic 820): Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs". This ASU is the result of joint efforts by the FASB and International Accounting Standards Board to develop a single, converged fair value framework. The guidance is largely consistent with existing fair value measurement principles in U.S. GAAP. The guidance expands the existing disclosure requirements for fair value measurements and makes other amendments. The guidance is to be applied prospectively and is effective for interim and annual periods beginning after December 15, 2011. Early application is not permitted. We adopted the new guidance since January 1, 2012, and the adoption of this pronouncement did not have a significant effect on its consolidated financial statements.

In June 2011, the FASB issued ASU 2011-05, "Comprehensive Income (Topic 220), Presentation of Comprehensive Income." The ASU revises the manner in which entities present comprehensive income in their financial statements. The new guidance removes the presentation options in ASC 220, "Comprehensive Income," and requires entities to report components of comprehensive income in either (1) a continuous statement of comprehensive income or (2) two separate but consecutive statements. The ASU does not change the items that must be reported in other comprehensive income. In December 2011, the FASB issued ASU 2011-12, "Deferral of the Effective Date for Amendments to the Presentation of Reclassifications of Items Out of Accumulated Other Comprehensive Income in Accounting Standards Update No. 2011-05." This ASU defers the requirement in ASU 2011-05 that entities present reclassification adjustments for each component of accumulated other comprehensive income ("AOCI") in both net income and other comprehensive income on the face of the financial statements. ASU 2011-12 requires entities to continue to present amounts reclassified out of AOCI on the face of the financial statements or disclose those amounts in the notes to the financial statements. The effective date of ASU 2011-12 is consistent with ASU 2011-05, which is effective for fiscal years, and interim periods within those years, beginning after December 15, 2011 for public entities. We adopted this ASU since January 1, 2012, and changed the Company's presentation of comprehensive income in its consolidated financial statements.

In September 2011, the FASB issued ASU 2011-08, "Intangibles-Goodwill and Other (Topic 350): Testing Goodwill for Impairment". This ASU permits an entity to first assess qualitative factors to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying amount as a basis for determining whether it is necessary to perform the two-step goodwill impairment test described in Topic 350. The more-likely-than-not threshold is defined as having a likelihood of more than 50 percent. The amendments in this ASU apply to all entities, both public and nonpublic, that have goodwill reported in their financial statements. The amendments are effective for annual and interim goodwill impairment tests performed for fiscal years beginning after December 15, 2011. Early adoption is permitted, including for annual and interim goodwill impairment tests performed as of a date before September 15, 2011, if an entity's financial statements for the most recent annual or interim period have not yet been issued or, for nonpublic entities, have not yet been made available for issuance. We adopted the new guidance since January 1, 2012, and the adoption of this pronouncement did not have a significant effect on its consolidated financial statements.

On December 16, 2011, the FASB issued ASU 2011-11, "Balance Sheet (Topic 210): Disclosures about Offsetting Assets and Liabilities," which contains new disclosure requirements regarding the nature of an entity's rights of setoff and related arrangements associated with its financial instruments and derivative instruments. The new disclosures are designed to make financial statements that are prepared under US GAAP more comparable to those prepared under IFRSs. To facilitate comparison between financial statements prepared under US GAAP and IFRSs, the new disclosures will give financial statement users information about both gross and net exposures. The new disclosure requirements are effective for annual reporting periods beginning on or after January 1, 2013, and interim periods therein; retrospective application is required. The Company does not expect that the adoption of this ASU will have a material effect on its consolidated financial statements.

In July 2012, the FASB issued ASU 2012-02, Intangibles - Goodwill and Other (Topic 350), Testing Indefinite-Lived Intangible Assets for Impairment. ASU 2012-02 gives companies an option to first assess qualitative factors to determine whether the existence of events and circumstances indicate it is more-likely-than-not that an indefinite-lived intangible asset is impaired. If based on its qualitative assessment, a company concludes that it is more-likely-than-not that the fair value of an indefinite-lived intangible asset is less than its carrying amount, quantitative impairment testing is required. However, if a company concludes otherwise, quantitative impairment testing is not required. ASU 2012-02 is effective for annual and interim impairment tests performed for fiscal years beginning after September 15, 2012, with early adoption permitted. The Company does not expect the adoption of this accounting standard in the first quarter of 2013 to have an impact on its consolidated financial statements.

In February 2013, the FASB issued ASU 2013-02, "Comprehensive Income: Reporting of Amounts Reclassified Out of Accumulated Other Comprehensive Income". This update does not change the current requirements for reporting net income or other comprehensive income in financial statements. However, this update requires an entity to provide information about the amounts reclassified out of accumulated other comprehensive income by component. In addition, an entity is required to present, either on the face of the statement where net income is presented or in the notes, significant amounts reclassified out of accumulated other comprehensive income by the respective line items of net income but only if the amount reclassified is required under U.S. GAAP to be reclassified to net income in its entirety in the same reporting period. For other amounts that are not required under U.S. GAAP to be reclassified in their entirety to net income, an entity is required to cross-reference to other disclosures required under U.S. GAAP that provide additional detail about those amounts. This update is effective prospectively for reporting periods beginning after December 15, 2012 for public entities. The Company does not expect the adoption of this accounting standard beginning on January 1, 2013 to have a material impact on its consolidated financial statements.

GOODWILL	12 Months Ended
Dec. 31, 2012
GOODWILL [Abstract]
GOODWILL
3.	GOODWILL

In June 2009, the Company acquired 100% equity interest in Zhejiang Jinko for a total consideration of approximately RMB100 million. The acquisition was consummated on June 30, 2009. Consequently, the Company consolidated the financial statements of Zhejiang Jinko starting from June 30, 2009. Zhejiang Jinko was established in August 2006 and is a manufacturer of solar cells. This acquisition allows the Company to expand its business to manufacturing of solar cells.

As of December 31, 2010, the RMB45,645,832 in goodwill related to our reporting unit represented goodwill allocated from the acquisitions of Zhejiang Jinko in 2009. The allocation of all the goodwill from the acquisition to our reporting unit represented the expected synergies, economies of scale and vertical integration our business would realize from using our solar modules in the project pipelines obtained from the acquisition. Once goodwill has been assigned to a reporting unit, for accounting purposes, the goodwill is no longer directly associated with the underlying acquisitions that the goodwill originated from, but rather the reporting unit to which it has been allocated. The Group is considered as one single reporting unit.

The Company commenced its annual goodwill impairment test in October 2011. However, considering qualitative factors including the continuing reduction in our market capitalization for the quarters ended September 30, 2011 and December 31, 2011 and the fiscal 2012 solar industry outlook, we concluded that a two-step goodwill impairment test was required for our reporting unit.

In estimating the fair value of the reporting unit in the first step of the impairment test, significant management judgment was required. In using the income approach methodology of valuation, estimates to determine the fair value of the reporting unit included management judgment related to forecasts of future operating results, discount rates, and expected future growth rates that are used in the discounted cash flow method of valuation. In using the market approach methodology of valuation, management made judgments related to the selection of comparable businesses. The sum of the fair value of the reporting unit is also compared to the Company's external market capitalization in order for management to assess the appropriateness of such estimates. The underlying assumptions used in the first step of the impairment test considered the market capitalization as of December 31, 2011 and the current industry environment and its expected impact on the fair value of the reporting unit. The Company determined that the fair value of the reporting unit was less than the carrying value, which required us to perform the second step of the impairment test for the components reporting unit.

Management performed the second step of the impairment test to determine the implied fair value of goodwill for the reporting unit, which requires management to allocate the fair value of the reporting unit determined in step one to all of the assets and liabilities including any unrecognized intangible assets of the components reporting unit. Management determined the implied fair value of goodwill in the reporting unit to be zero. As a result, we impaired all of the goodwill in the reporting unit and recorded RMB45,645,832 of impairment expense, which also represents the accumulated goodwill impairment losses.

REVENUES	12 Months Ended
Dec. 31, 2012
REVENUES [Abstract]
REVENUES
4.	REVENUES

The Group's revenues for the respective periods are detailed as follows:

	For the year ended December 31,
	2010	2011	2012
	RMB	RMB	RMB
Sales of solar modules	3,247,825,572	6,647,264,147	3,897,288,039
Sales of silicon wafers	909,647,382	517,935,191	328,428,550
Sales of solar cells	432,863,616	168,388,351	138,686,401
Solar system integration projects	-	24,798,017	213,174,391
Sales of silicon ingots	10,803,010	14,363,232	1,885,648
Sales of recovered silicon materials	-	6,365,978	270,406
Processing service fees	53,715,143	5,836,528	213,427,948
Revenue from generated electricity	-	-	1,607,066
Total	4,654,854,723	7,384,951,444	4,794,768,449

The Group operates in a single business segment that includes the design, development, and manufacture of PV products, solar system integration projects as well as developing commercial solar power projects. The following table summarizes the Group's net revenues generated from sales of products and provision of processing services and solar system integration projects in respective geographic locations:

	For the year ended December 31,
	2010	2011	2012
	RMB	RMB	RMB
Inside China (including Hong Kong and Taiwan)	1,600,001,420	1,281,483,521	2,179,670,146
Outside China
Germany	1,157,707,877	2,422,250,586	1,177,954,567
Italy	1,130,191,372	1,846,512,600	382,077,005
Spain	111,097,087	204,135,242	251,902,465
Cyprus	-	304,723,650	138,312,812
USA	83,166,809	118,132,913	135,839,209
Rest of the world	572,690,158	1,207,712,932	529,012,245
Total	4,654,854,723	7,384,951,444	4,794,768,449

TAXATION	12 Months Ended
Dec. 31, 2012
TAXATION [Abstract]
TAXATION
5.	TAXATION

The Company and its subsidiaries file separate income tax returns.

Cayman Islands

Under the current laws of the Cayman Islands, the Company is not subject to tax on its income or capital gains. In addition, upon any payment of dividends by the Company, no Cayman Islands withholding tax is imposed.

People's Republic of China

On March 16, 2007, the National People's Congress approved the Corporate Income Tax Law of the People's Republic of China (the "CIT Law") with effective on January 1, 2008. The CIT Law enacted a statutory income tax rate of 25%. As foreign invested enterprises, Jiangxi Jinko and Zhejiang Jinko are entitled to a two year tax exemption from CIT and a 50% CIT reduction for the succeeding three years thereafter. Jiangxi Jinko and Zhejiang Jinko are each subject to CIT rate of 12.5% starting from year 2010 to year 2012.

Additionally, under the CIT Law, 10% withholding income tax ("WHT") will be levied on foreign investors for dividend distributions from foreign invested enterprises' profit earned after January 1, 2008. For certain treaty jurisdictions such as Hong Kong which has signed double tax arrangement with the PRC, the applicable WHT rate could be reduced to 5% if foreign investors directly hold at least 25% shares of invested enterprises at any time throughout the 12-month period preceding the entitlement to the dividends and they are also qualified as beneficial owners to enjoy the treaty benefit. The Company was not considered to fulfill above criteria as of December 31, 2012and therefore the applicable WHT rate was 10%. Deferred income taxes are not provided on undistributed earnings of the Company's subsidiaries that are intended to be permanently reinvested in China. Cumulative undistributed earnings of the Company's PRC subsidiaries intended to be permanently reinvested totaled RMB450,780,918 and the amount of the unrecognized deferred tax liability on the permanently reinvested earnings was RMB45,078,092 as of December 31, 2012.

Hong Kong

The Company's subsidiaries established in Hong Kong, Paker and JinkoSolar International, are subject to Hong Kong profit tax at a rate of 16.5% on its assessable profit.

European Countries

Jinko Switzerland is incorporated in Switzerland and according to its current business model where it employs limited staff and generates income exclusively from trading activities conducted outside Switzerland, is subject to a combined federal, cantonal and communal tax rate of 8.62% in 2012.

Jinko GMBH is incorporated in Germany and is subject to Germany profit tax rate of approximately 33% on the assessable profit.

Jinko Italy is incorporated in Italy and is subject to corporate income tax at 31.4%.

Jinko France is incorporated in France and is subject to corporate income tax at 33.33%.

United States

Both Jinko US and Jinko US Holding are incorporated in Delaware, the United States. Jinko US and Jinko US Holding do not conduct any business in Delaware, thus, they are not subject to Delaware State income tax. Jinko US conducts business in California. It is subject to a progressive federal corporate income tax from 15% to 35% and California state income tax of 8.84%, which is deductible for federal income tax purpose.

Canada

Jinko Canada is incorporated in Canada and is subject to a federal corporate income tax of 15% and provinces and territories income tax of 11%.

Australia

Jinko Australia is incorporated in Australia and is subject to corporate income tax at 30%.

Composition of Income Tax Expense

Income/(loss) before income taxes for the years ended December 31, 2010, 2011 and 2012 were taxed within the following jurisdictions:

	For the year ended December 31,
	2010	2011	2012
	RMB	RMB	RMB
Cayman Islands	(2,187,039)	246,885,595	(136,614,196)
PRC	1,032,571,112	127,032,230	(1,191,217,775)
Other countries	(2,380,452)	(19,519,201)	(224,901,695)
Income/(Loss) before income taxes	1,028,003,621	354,398,624	(1,552,733,666)

For the year ended December 31, 2011 and 2012, the earnings (losses) attributed to Cayman Islands was mainly due to the fair value gain (loss) from convertible senior notes and capped call options.

The current and deferred positions of income tax expense included in the consolidated statement of operations for the years ended December 31, 2010, 2011 and 2012 are as follows:

	For the year ended December 31,
	2010	2011	2012
	RMB	RMB	RMB
Current income tax (expense)/benefit
PRC	(138,020,196)	(76,792,019)	7,561,393
Other countries	-	(71,536)	838,169
Total current income tax expense/benefit	(138,020,196)	(76,863,555)	8,399,562
Deferred PRC tax (expense)/benefit	(8,110,198)	(4,209,187)	518,086
Income tax benefit/(expense)	(146,130,394)	(81,072,742)	8,917,648

Reconciliation of the differences between statutory tax rate and the effective tax rate

Reconciliation between the statutory CIT rate and the Company's effective tax rate is as follows:

	Year Ended December 31,
	2010	2011	2012
	%	%	%
Statutory CIT rate	25	25	(25)
Effect of permanent differences:
-Share-based compensation expenses	0.6	0.7	0.3
-Change in fair value of convertible senior notes and capped call options	-	(21.1)	1.6
-Goodwill impairment	-	3.2	-
-Accrued payroll and welfare expenses	0.9	4.4	0.8
-Change of enact tax rate	-	-	(7.5)
-Effect of prior year tax difference (1)	-	-	(0.6)
-Other non-deductible expenses	-	5.6	0.8
Difference in tax rate of a subsidiary outside the PRC	0.0	(0.9)	0.9
Effect of tax holiday for subsidiaries	(12.9)	(13.2)	6.9
Change in valuation allowance	0.6	19.1	21.2
Effective CIT rate	14.2	22.8	(0.6)

(1) The Company recorded an out-of-period adjustment of RMB12,146,071 resulting from income tax filing difference for two PRC entities, which should have been recorded in the year ended December 31, 2011. The originating amount in 2011 was not material to the 2011 consolidated financial statements, nor was the out of period adjustment recorded in 2012 material to the 2012 consolidated financial statements.

The aggregate amount and per share effect of reduction of CIT for certain PRC subsidiaries as a result of tax holidays are as follows:

	For the year ended December 31,
	2010	2011	2012
	RMB	RMB	RMB
The aggregate amount of effect	132,120,599	46,723,125	-
Per share effect-basic	1.76	0.50	-
Per share effect-diluted	1.64	0.46	-

Significant components of deferred tax assets-current

	As of December 31,
	2011	2012
	RMB	RMB
Net operating losses	-	-
Provision for inventories, accounts receivable, other receivable	57,690,574	170,795,477
Change in fair value of forward contracts	(14,042,284)	(1,749,190)
Accrued warranty costs	1,688,813	4,952,344
Accrued interest	-	6,529,370
Other temporary differences	599,211	(5,153,313)
Total deferred tax assets	45,936,314	175,374,688
Less: Valuation allowance	(45,936,314)	(175,374,688)
Net deferred tax assets-current	-	-

Significant components of deferred tax assets-non-current

	As of December 31,
	2011	2012
	RMB	RMB

Net operating losses	13,970,679	91,384,912
Accrued warranty costs	12,485,470	25,690,397
Increase in fair value of property, plant and equipment and land use rights arising from business combination	(2,920,881)	(3,532,006)
Impairment of property, plant and equipment	598,075	10,744,006
Provision for advance to suppliers to be utilized beyond one year	-	56,931,594
Provision of prepayment for purchase of property, plant and equipment	-	11,048,442
Pre-operating expenses of a subsidiary that are deductible in future periods	50,487	-
Assets related government grant	3,131,413	6,726,539
Timing difference for revenue recognition of retainage contract	-	(28,557,111)
Other temporary differences	715,514	(65,135)
Total deferred tax assets	28,030,757	227,485,860
Less: Valuation allowance	(28,030,757)	(227,485,860)
Deferred tax assets-non-current, net	-	-

Movement of valuation allowances

	As of December 31,
	2010	2011	2012
	RMB	RMB	RMB
At beginning of year	(1,994,833)	(6,308,714)	(73,967,071)
Current year additions	(4,517,852)	(69,445,609)	(329,813,147)
Reversal of valuation allowances	203,971	1,787,252	919,670
At end of year	(6,308,714)	(73,967,071)	(402,860,548)

Valuation allowances were determined by assessing both positive and negative evidence and have been provided on the net deferred tax asset due to the uncertainty surrounding its realization. As of December 31, 2011 and 2012, valuation allowances of RMB73,967,071 and RMB402,860,548 were provided against deferred tax assets because it was more likely than not that such portion of deferred tax will not be realized based on the Group's estimate of future taxable incomes of all its subsidiaries. If events occur in the future that allow the Group to realize more of its deferred tax assets than the presently recorded amount, an adjustment to the valuation allowances will result in a non-cash income statement benefit when those events occur.

ACCOUNTS RECEIVABLE, NET-THIRD PARTIES	12 Months Ended
Dec. 31, 2012
ACCOUNTS RECEIVABLE, NET-THIRD PARTIES [Abstract]
ACCOUNTS RECEIVABLE, NET-THIRD PARTIES
6.	ACCOUNTS RECEIVABLE, NET-THIRD PARTIES

	As of December 31,
	2011	2012
	RMB	RMB
Accounts receivables	1,779,953,029	2,386,356,664
Allowance for doubtful accounts	(179,746,165)	(673,671,445)
Accounts receivable, net	1,600,206,864	1,712,685,219

Movement of allowance of doubtful accounts

	As of December 31,
	2010	2011	2012
	RMB	RMB	RMB
At beginning of year	2,800,000)	378,888	179,746,165
Addition	8,534,372	184,990,129	541,662,539
Write-off	(10,764,771)	(24,140)	-
Reversal	(190,713)	(5,598,712)	(47,737,259)
At end of year	378,888	179,746,165	673,671,445

The Group assesses creditworthiness of customers before granting any credit terms. This assessment is primarily based on reviewing of customer's financial statements and historical collection records, discussion with customers' senior management, and reviewing of information provided by third parties, such as Dun & Bradstreet and the insurance company that ultimately insures the Group against customer credit default (Note 9). The significant increase of provisions for accounts receivable in 2012 is mainly due to the adverse economic development in solar industry, especially in Europe, resulting in the reduction in feed-in-tariffs in various countries and the decrease in debt financing available for the development of PV projects, as well as the shift in market practice towards increased use of credit sales and the longer credit terms, which in general would lead to higher risk of bad debts.

ADVANCES TO SUPPLIERS	12 Months Ended
Dec. 31, 2012
ADVANCES TO SUPPLIERS [Abstract]
ADVANCES TO SUPPLIERS
7.	ADVANCES TO SUPPLIERS

	As of December 31,
	2011	2012
	RMB	RMB
Advances to suppliers under purchase contracts with term of less than 1 year	188,358,498	63,552,991
Advances to suppliers under purchase contracts with term of more than 1 year	229,376,531	-

Total	417,735, 029	63,552,991
Advances to suppliers to be utilized beyond one year	(209,630,940)	-

Advances to suppliers-current	208,104,089	63,552,991

The Group's advance payments to suppliers with purchase contracts with term of more than one year were made to two major suppliers, Hoku Materials, Inc. ("Hoku"), a fully owned subsidiary of Hoku Corporation (formerly known as "Hoku Scientific, Inc.") and Wuxi ZhongCai Technologies Co., Ltd., ("Wuxi Zhongcai") respectively. The Group previously entered into long-term polysilicon supply agreements with each of Hoku and Wuxi Zhongcai. As a result of continuing significant decline in the polysilicon purchase price and the adverse developments in those suppliers' operations during 2012, including the suspension of their productions, the Group made full provision of RMB223,043,440 for the full outstanding balances of inventory purchase prepayment made to those two suppliers under long-term polysilicon supply contracts during the year ended December 31, 2012.

As of December 31, 2011 and 2012, advances to suppliers with term of less than 1 year mainly represent payments for procurement of recoverable silicon materials, virgin polysilicon and solar cells and the Group has delivery plan with the respective suppliers to receive the materials in the next twelve months.

INVENTORIES	12 Months Ended
Dec. 31, 2012
INVENTORIES [Abstract]
INVENTORIES
8.	INVENTORIES

Inventories consisted of the following:

	As of December 31,
	2011	2012
	RMB	RMB
Raw materials	85,429,622	80,712,251
Work-in-progress	161,793,585	92,719,649
Finished goods	550,852,122	354,530,478
Total	798,075,329	527,962,378

Write-down of the carrying amount of inventory to its estimated market value was RMB29,602,473, RMB201,662,101 and RMB332,337,477 for the years ended December 31, 2010, 2011 and 2012, respectively, and were recorded as cost of revenues in the consolidated statements of operations. Inventories are pledged as collateral for the Group's borrowings (Note 17).

PREPAYMENTS AND OTHER CURRENT ASSETS	12 Months Ended
Dec. 31, 2012
PREPAYMENTS AND OTHER CURRENT ASSETS [Abstract]
PREPAYMENTS AND OTHER CURRENT ASSETS
9.	PREPAYMENTS AND OTHER CURRENT ASSETS

Prepayments and other current assets consisted of the following:

	As of December 31,
	2011	2012
	RMB	RMB
Value-added tax deductible	703,696,703	209,695,401
Prepayment for share repurchase	31,924,842	25,963,848
Employee advances	19,866,729	12,069,024
Prepaid service fees	12,869,033	6,479,850
Prepaid rent and others	12,628,829	2,800,420
Advances recoverable from supplier	11,089,584	9,224,859
Prepaid insurance premium	6,520,930	8,398,332
Prepaid advertizing fee and sponsorship	4,916,317	361,635
Prepayment for income tax	4,432,374	6,390,847
Employee loans	2,521,000	1,591,650
Deposits for customs duty, rental and open bidding for solar projects.	1,579,159	46,450,079
Deferred charges	391,979	910,065
Receivable from insurance company	-	81,388,706
Others	1,472,802	1,606,077
Total	813,910,281	413,330,793

Value-added tax deductible represented the balance that the Group can utilize to deduct its value-added tax liability within the next 12 months.

As of December 31, 2011 and 2012, all of the employee advances were business related, interest-free, not collateralized and will be repaid or settled within one year from the respective balance sheet dates.

Receivable from insurance company represented the insurance compensation which the Group has claimed with the insurance company that insures the Group against customer credit default and the collection of receivable is reasonably assured.

PROPERTY, PLANT AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2012
PROPERTY, PLANT AND EQUIPMENT, NET [Abstract]
PROPERTY, PLANT AND EQUIPMENT, NET
10.	PROPERTY, PLANT AND EQUIPMENT, NET

Property, plant and equipment and related accumulated depreciation are as follows:

	As of December 31,
	2011	2012
	RMB	RMB
Buildings	441,046,753	507,989,849
Machinery and equipment	3,217,550,882	3,307,235,601
Motor vehicles	22,814,205	22,609,244
Furniture, fixture and office equipment	44,168,256	45,729,731
	3,725,580,096	3,883,564,425
Less: Accumulated depreciation	(412,394,030)	(732,881,877)
Less: Impairment	(4,784,595)	(70,260,894)
Subtotal	3,308,401,471	3,080,421,654
Construction in progress	259,892,829	249,451,007
Property, plant and equipment, net	3,568,294,300	3,329,872,661

Depreciation expenses were RMB96,751,960, RMB263,846,113 and RMB323,152,636 for the years ended December 31, 2010, 2011 and 2012, respectively.

Construction in progress primarily represents the construction of new production line. Costs incurred in the construction are capitalized and transferred to property and equipment upon completion, at which time depreciation commences.

Based on impairment assessment performed on long-lived assets held for use, the Company recorded no impairment provision in the years ended December 31, 2010, 2011 and 2012. In the years ended December 31, 2010, 2011 and 2012, the Group recorded impairment of RMB5,376,071, nil and RMB65,476,299 related to the retirement of certain equipment in the wafer and cell production line that had become obsolete.

Certain property, plant and equipment are pledged as collateral for the Company's borrowings (Note 17).

PROJECT ASSETS	12 Months Ended
Dec. 31, 2012
PROJECT ASSETS [Abstract]
PROJECT ASSETS
11.	PROJECT ASSETS

As of December 31, 2011 and 2012, the balances of project assets were RMB272,504,672 and RMB536,391,099, respectively. As of December 31,2011 and 2012, project assets with book value of nil and RMB 349,485,131 had been completed and connected to the grid. The revenue from connection to the grid for the years ended December 31, 2011 and 2012 is nil and RMB1,607,066, respectively.

LAND USE RIGHTS, NET	12 Months Ended
Dec. 31, 2012
LAND USE RIGHTS, NET [Abstract]
LAND USE RIGHTS, NET
12.	LAND USE RIGHTS, NET

Land use rights represent fees paid to the government to obtain the rights to use certain lands over periods of 50 or 70 years, as applicable, in the PRC.

	As of December 31,
	2011	2012
	RMB	RMB
Land use rights	382,657,019	386,909,459
Less: accumulated amortization	(14,614,093)	(21,160,244)
Land use rights, net	368,042,926	365,749,215

Amortization expense was RMB4,075,087, RMB5,558,122 and RMB6,546,151 for the years ended December 31, 2010, 2011 and 2012, respectively. As of December 31, 2012, estimated amortization expense in each of the next five years is RMB6,740,845.

Certain land use rights are pledged as collateral for the Company's borrowings (Note 17).

INTANGIBLE ASSETS, NET	12 Months Ended
Dec. 31, 2012
INTANGIBLE ASSETS, NET [Abstract]
INTANGIBLE ASSETS, NET
13.	INTANGIBLE ASSETS, NET

Intangible assets and their related amortization are as follow:

	As of December 31,
	2011	2012
	RMB	RMB
Trademark	1,347,193	1,274,392
Computer software	2,595,474	6,153,728
Less: accumulated amortization	(286,275)	(1,054,522)
Intangible assets, net	3,656,392	6,373,598

Amortization expense was RMB58,219, RMB223,926 and RMB764,312 for the years ended December 31, 2010, 2011 and 2012, respectively. Amortization expense for each of the next five years will be approximately RMB833,930, RMB832,747, RMB780,427, RMB682,373 and RMB570,784, respectively.

OTHER ASSETS	12 Months Ended
Dec. 31, 2012
OTHER ASSETS [Abstract]
OTHER ASSETS
14.	OTHER ASSETS

Other assets consisted of the following:

	As of December 31,
	2011	2012
	RMB	RMB
Prepayments for purchase of property, plant and equipment	92,723,986	36,411,466
Prepayments for land use right	4,245,240	-
Prepayment for warranty insurance premium	26,565,738	44,228,323
Prepaid service fee-non-current portion	4,911,937	1,114,886
Others	941,025	454,998
Total	129,387,926	82,209,673

OTHER PAYABLES AND ACCRUALS	12 Months Ended
Dec. 31, 2012
OTHER PAYABLES AND ACCRUALS [Abstract]
OTHER PAYABLES AND ACCRUALS
15.	OTHER PAYABLES AND ACCRUALS

Other payables and accruals consisted of the following:

	As of December 31,
	2011	2012
	RMB	RMB
Payables for purchase of property, plant and equipment	274,948,772	253,431,693
Payables for project assets	223,306,031	184,623,149
Government grants related to assets	121,560,000	181,160,000
Value-added tax and other tax payable	88,654,952	26,545,382
Freight payables	23,904,150	28,799,192
Accrued utilities, rentals and interest	14,148,324	35,204,650
Payables to Zhejiang Global Photovoltaic Technology Co., Ltd. (Note 26(c))	16,888,607	-
Contracted labor fee	11,719,622	19,593,436
Accrued warranty cost	11,101,709	21,179,367
Commission payables	8,651,046	2,020,242
Accrued professional service fees	6,031,954	13,844,655
Others	12,112,492	50,991,380
Total	813,027,659	817,393,146

The government grant was under Golden Sun Program which was sponsored by China's Ministry of Finance, Ministry of Science and Technology, the National Energy Administration of the National Development and Reform Commission, and the Ministry of Housing and Urban-Rural Development. Jiangxi Jinko and Zhejiang Jinko were granted by the government for the construction of solar power generation facilities under the project. These grants will be deducted from the carrying amount when the assets are ready for use.

BONDS PAYABLE AND ACCRUED INTEREST	12 Months Ended
Dec. 31, 2012
BONDS PAYABLE AND ACCRUED INTEREST [Abstract]
BONDS PAYABLE AND ACCRUED INTEREST
16.	BONDS PAYABLE AND ACCRUED INTEREST

On January 14, 2011, Jiangxi Jinko issued short-term bonds with a principal amount of RMB300,000,000 which bears interest at the rate of 5.28% per annum, and the bond was repaid on January 14, 2012. On March 24, 2011, Jiangxi Jinko issued short-term bonds with a principal amount of RMB300,000,000 which bears interest at the rate of 5.6% per annum, and the bond was repaid on March 23, 2012. On July 11, 2011, Jiangxi Jinko issued short-term bonds with a principal amount of RMB400,000,000 which bears interest at the rate of 6.5% per annum, and the bond was repaid on July11, 2012.

On April 24, 2012, Jiangxi Jinko issued short-term bonds with a principal amount of RMB300,000,000 which bears interest at the rate of 6.3% per annum, and the bond was subsequently repaid on April 23, 2013.

Bonds payable are all issued at face value, unsecured and mature within 12 months from the issuance date.

BORROWINGS	12 Months Ended
Dec. 31, 2012
BORROWINGS [Abstract]
BORROWINGS
17.	BORROWINGS

(a) Short-term borrowings

	As of December 31,
	2011	2012
	RMB	RMB
Short-term bank borrowings	1,808,032,066	1,917,630,796
Long-term bank borrowings-current portion (Note 17 (b))	392,000,000	328,000,000
Total short-term borrowings	2,200,032,066	2,245,630,796

The short-term bank borrowings outstanding as of December 31, 2011 and 2012 carried a weighted average interest rate of 5.38% and 5.41% per annum, respectively. The borrowings were for one year term and matured at various times. Proceeds from these short-term bank borrowings were for working capital purposes.

Included in the balance of short-term bank borrowings as of December 31, 2012 were borrowings of RMB22,749,052 and RMB28,731,021 which are denominated and repayable in EURO and USD, respectively.

As of December 31, 2012, Jiangxi Jinko had short-term bank borrowings of RMB134,991,426 which were only credit loans. As of December 31, 2012, Jiangxi I&E had short-term bank borrowings of RMB142,335,543 which were credit loans, including RMB49,855,701 which was guaranteed by Jiangxi Jinko. As of December 31, 2012, Zhejiang Jinko had short-term bank borrowings of RMB190,091,005 which were credit loans, including RMB170,091,005 was also guaranteed by Jiangxi Jinko and 20,000,000 was collateralized on certain land use rights. The net book value of the land use right under collaterals were RMB36,360,880.

As of December 31, 2012, Jiangxi Jinko had short-term bank borrowings of RMB30,000,000 which was collateralized on Jiangxi Jinko's fixed deposit of RMB30,000,000. As of December 31, 2012, Zhejiang Jinko had short-term bank borrowing of RMB36,500,000 which was collateralized on Zhejiang Jinko's fixed deposit of RMB40,300,000.

As of December 31, 2012, Jiangxi Jinko had short-term bank borrowings of RMB304,400,000 which were collateralized on certain land use rights, plants, equipments, including RMB70,000,000 which was guaranteed by the Shareholders, and RMB23,000,000 which was also guaranteed by the Shareholders and Zhejiang Jinko (Notes 24). The net book value of the land use rights, plant and equipments under collaterals were RMB141,339,404, RMB95,798,430 and RMB388,138,496 respectively.

As of December 31, 2012, Jiangxi Jinko had short-term bank borrowings of RMB140,000,000 which were collateralized on Jiangxi Jinko's inventories of RMB319,953,046. Included in these borrowings was RMB50,000,000 guaranteed by the Shareholders and Zhejiang Jinko (Notes 24).

As of December 31, 2012, Jiangxi Jinko had short-term bank borrowings of RMB17,000,000 collateralized on certain land use rights and buildings of Desun. In addition, this borrowing was also guaranteed by the Shareholders and Zhejiang Jinko (Note 24).

As of December 31, 2012, Jiangxi I&E had short-term bank borrowings of RMB92,051,818 which are collateralized on Jiangxi Jinko's certain equipments. The net book values of these assets under collaterals were RMB92,969,587 as of December 31, 2012 and were guaranteed by Shareholders and Jiangxi Jinko.

As of December 31, 2012 Jiangxi Jinko had short-term bank borrowings of RMB169,977,821 which was guaranteed by the Shareholders, including RMB119,977,821 was also guaranteed by Zhejiang Jinko. As of December 31, 2012 Jiangxi I&E had short-term bank borrowing of RMB86,225,000 which was guaranteed by the Shareholders, including RMB6,225,000 guaranteed by Jiangxi Jinko, RMB80,000,000 guaranteed by Zhejiang Jinko. As of December 31,2012, Zhejiang Jinko had short-term bank borrowings of RMB163,000,000 which was guaranteed by Jiangxi Jinko, including 80,000,000 was also guaranteed by the third-party.

As of December 31, 2012, Zhejiang Jinko had short-term bank borrowings of RMB25,000,000 which are collateralized on its certain equipments and guaranteed by Jiangxi Jinko. The net book values of these assets under collaterals were RMB95,977,919 as of December 31, 2012.

As of December 31, 2012, Zhejiang Jinko had short-term bank borrowings of RMB178,000,000 which are collateralized on its land use rights, plants and certain equipments. The net book values of these assets under collaterals were RMB 42,742,315, 108,925,069, and RMB 888,135,724, respectively, as of December 31, 2012.

As of December 31, 2012, Jiangxi Jinko had short-term borrowings of RMB196,418,183from Jiangxi Heji Investment Co., Ltd. which are interest free and without definite repayment term.

As of December 31, 2012, Jiangxi Materials had short-term borrowings of RMB11,640,000fromShangrao Hexing Co., Ltd. which are interest free and without definite repayment term.

Subsequent to December 31, 2012, the Company obtained additional short-term bank borrowings of RMB1,172,000,590, and repaid short-term bank borrowings of RMB1,060,710,938. These additional short-term bank borrowings were collateralized on part of the Company's letter of credit, land use right and buildings, equipments and were guaranteed by the Shareholders and Jiangxi Jinko.

(b) Long-term borrowings

	As of December 31,
	2011	2012
	RMB	RMB
Long-term bank borrowings	547,750,000	495,000,000
Less: Current portion	(392,000,000)	(328,000,000)
Deferred financing cost (Note 26(d))	(250,000)	-
Total long-term borrowings	155,500,000	167,000,000

Future principal repayments on the long-term borrowings are as follows:

Year ending December 31,	RMB
2013	328,000,000
2014	167,000,000
Total	495,000,000

In February2012, Jiangxi Jinko obtained a bank borrowing of RMB50,000,000 which is repayable in February 2014. The borrowing carries a variable interest rate that is determined quarterly with reference to the prevailing base lending rate set by PBOC. The effective interest rate of the borrowing was 6.98% as of December 31, 2012. Interest is payable monthly. The borrowing was collateralized on Jiangxi Jinko's equipments on net book value of RMB171,333,024 as of December 31, 2012.

In June 2012, Jiangxi Jinko obtained a bank borrowing of RMB90,000,000 which was due in June 2014. The borrowing carries a variable interest rate that is determined semi-annually with reference to the prevailing base lending rate set by PBOC. The effective interest rate of the borrowing was 6.72% as of December 31, 2012. Interest is payable monthly. The borrowing was collateralized on Jiangxi Jinko's plants on net book value of RMB134,640,918, as of December 31, 2012.

In December 2012, Jiangxi Jinko obtained a bank borrowing of RMB27,000,000 which was due in December 2014. The borrowing carries a variable interest rate that is determined semi-annually with reference to the prevailing base lending rate set by PBOC. The effective interest rate of the borrowing was 6.46% as of December 31, 2012. Interest is payable monthly. The borrowing was collateralized on Jiangxi Jinko's land use right with net book value of RMB99, 923,017 as of December 31, 2012.

In September 2011, Jiangxi Jinko obtained a bank borrowing of RMB13,000,000 which was repayable in installments from February 2013 to August 2014. The borrowing carries a variable interest rate that is determined quarterly with reference to the prevailing base lending rate set by PBOC. The effective interest rate of the borrowing was 6.4% as of December 31, 2012. Interest is payable quarterly. The borrowing was only credit loan.

In March 2010, Zhejiang Jinko obtained a bank borrowing of RMB10,000,000 which was due in March 2013. The borrowing carries a variable interest rate that is determined quarterly with reference to the prevailing base lending rate set by PBOC. The effective interest rate of the borrowing was 6.65% as of December 31, 2012. Interest is repayable monthly. The borrowing was collateralized on Zhejiang Jinko's equipments with net book value of RMB81,425,922 as of December 31, 2012. In additions to the collaterals, the borrowing is guaranteed by Jiangxi Jinko.

In May 2010, Zhejiang Jinko obtained a bank borrowing of RMB10,000,000 which is repayable in May 2013. The borrowing carries a variable interest rate that is determined quarterly with reference to the prevailing base lending rate set by PBOC. The effective interest rate of the borrowing was 6.65% as of December 31, 2012. Interest is repayable monthly. The borrowing was collateralized on Zhejiang Jinko's equipments with net book value of RMB81,425,922 as of December 31, 2012. In additions to the collaterals, the borrowing is guaranteed by Jiangxi Jinko.

From April 2011, Zhejiang Jinko entered into loan agreements with a group of PRC banks. Pursuant to these loan agreements, Zhejiang Jinko obtained bank borrowings of RMB 270,000,000 from a group of PRC banks of which are repayable in installments from June 2013 to December 2013. The borrowing carries a variable interest rate that is determined quarterly with repayable with reference to the prevailing base lending rate set by PBOC. The effective interest rates of the borrowings are at the range of 6.15% to 6.65% as of December 31, 2012. Interest is repayable monthly. The borrowing was collateralized on Zhejiang Jinko's land use rights, plants and certain equipments with net book value of RMB 42,742,315, RMB108,925,069 and RMB 888,135,724, respectively, as of December 31, 2012. In additions to the collaterals, the borrowing is guaranteed by Jiangxi Jinko.

In June 2011, Zhejiang Jinko obtained a bank borrowing of RMB 25,000,000 of which is repayable in December 2013. The borrowing carries a variable interest rate that is determined quarterly with repayable with reference to the prevailing base lending rate set by PBOC. The effective interest rate of the borrowing was 6.4% as of December 31, 2012 Interest is repayable monthly. The borrowing was guaranteed by Jiangxi Jinko as of December 31, 2012.

Subsequent to December 31, 2012, the Company obtained additional long-term bank borrowings of RMB360,000,000 and repaid long-term bank borrowings of RMB28,000,000. These long-term bank borrowings are collateralized by certain of Jiangxi Jinko's equipments. These borrowings carry variable interest rates that are determined by reference to the prevailing base lending rate set by PBOC.

EARNINGS/(LOSS) PER SHARE	12 Months Ended
Dec. 31, 2012
EARNINGS/(LOSS) PER SHARE [Abstract]
EARNINGS/(LOSS) PER SHARE
18.	EARNINGS/(LOSS) PER SHARE

Basic earnings/(loss) per share and diluted earnings/(loss) per share have been calculated as follows:

	2010	2011	2012
	RMB	RMB	RMB
Numerator:
Net income/(loss) attributable to JinkoSolar Holding Co., Ltd.	881,873,227	273,342,819	(1,542,422,068)
Series A Redeemable Convertible Preferred Shares accretion	(13,433,242)	-	-
Series B Redeemable Convertible Preferred Shares accretion	(17,479,734)	-	-
Allocation to preferred shareholders	(15,156,606)	-	-
Net income / (loss) attributable to JinkoSolar Holding Co., Ltd.'s ordinary shareholders-Basic	835,803,645	273,342,819	(1,542,422,068)
Dilutive effect of Preferred Shares	46,069,582	-	-
Dilutive effect of convertible senior notes interest	-	19,855,810	-
Dilutive effect of exchange gain on convertible senior notes	-	(21,567,522)	-
Dilutive effect of change in fair value of convertible senior notes	-	(398,030,217)	-
Net income / (loss) attributable to JinkoSolar Holding Co., Ltd.'s ordinary shareholders-Diluted	881,873,227	(126,399,110)	(1,542,422,068)

Denominator:
Denominator for basic calculation-weighted average number of ordinary shares outstanding	74,896,543	93,966,535	88,752,706
Dilutive effect of share options	1,131,653	1,367,900	-
Dilutive effect of preferred shares	4,719,884	-	-
Dilutive effect of convertible senior notes	-	7,352,536	-
Denominator for diluted calculation-weighted average number of ordinary shares outstanding	80,748,080	102,686,971	88,752,706

Basic earnings/(loss) per share attributable to JinkoSolar Holding Co., Ltd.'s ordinary shareholders	11.16	2.91	(17.38)
Diluted earnings/(loss) per share attributable to JinkoSolar Holding Co., Ltd.'s ordinary shareholders	10.92	(1.23)	(17.38)

As of December 31, 2010, there were no anti-dilutive securities.

As of December 31, 2011 and 2012, the Company's average stock price for the period was below the strike price of the call options; therefore the call options were not included in the computation of diluted EPS because of their anti-dilutive effect.

As of December 31, 2012, the Company was in the loss situation, therefore the convertible bonds and share options were not included in the computation of diluted EPS because of its anti-dilutive effect.

EMPLOYEE BENEFITS	12 Months Ended
Dec. 31, 2012
EMPLOYEE BENEFITS [Abstract]
EMPLOYEE BENEFITS
19.	EMPLOYEE BENEFITS

The full-time employees of the Company's subsidiaries incorporated in the PRC are entitled to staff welfare benefits, including medical care, welfare subsidies, unemployment insurance and pension benefits and housing funds. These companies are required to pay for these benefits based upon certain percentages of employees' salaries in accordance with the relevant regulations, and to make contributions to the state-sponsored housing, pension and medical plans from the amounts accrued for housing, medical and pension benefits. The total amounts charged to the consolidated statements of operations for such employee benefits were RMB40,122,159, RMB72,700,241 and RMB37,134,122 for the years ended December 31, 2010, 2011 and 2012, respectively. The unpaid balances of liability accrued for such employee welfare benefits were RMB118,271,256 and RMB154,819,927 as of December 31, 2011 and 2012, respectively. The unpaid balance of penalty accrued for employee welfare benefits were RMB1,773,995 and RMB12,063,712 as of December 31, 2011 and 2012, respectively.

The PRC government is responsible for the medical benefits and ultimate pension liability to these employees.

REDEEMABLE CONVERTIBLE PREFERRED SHARES	12 Months Ended
Dec. 31, 2012
REDEEMABLE CONVERTIBLE PREFERRED SHARES [Abstract]
REDEEMABLE CONVERTIBLE PREFERRED SHARES
20.	REDEEMABLE CONVERTIBLE PREFERRED SHARES

On May 30, 2008, Paker issued 107,503 shares (5,375,150 shares post 2009 Share Split) of Series A Redeemable Convertible Preferred Shares at US$223.25 per share, for a total consideration of US$24,000,000. On September 18, 2008, Paker issued 148,829 shares (7,441,450 shares post 2009 Share Split) of Series B Redeemable Convertible Preferred Shares at US$236.51 per share, for a total consideration of US$35,200,000.

On December 16, 2008, all the then existing shareholders of Paker exchanged their respective classes of shares of Paker, including the Series A Redeemable Convertible Preferred Shares and Series B Redeemable Convertible Preferred Shares ("the Preferred Shares"), for equivalent classes of shares of the Company.

The par value of the Company's Preferred Shares was US$0.001 per share (US$0.00002 per share post 2009 Share Split). The rights, preferences and privileges of the Preferred Shares were as follows:

Conversion

The Preferred Shares were convertible into ordinary shares at any time at the option of the preferred shareholders. Automatic conversion would occur based upon the then effective conversion price immediately upon the closing of a Qualified Initial Public Offering ("QIPO") or at the election of the holders of at least 67% of the then outstanding Preferred Shares. Prior to the amendment referred to below, the QIPO was defined as a public offering on Nasdaq or other internationally recognized stock exchange with gross proceeds to the Company of not less than US$150,000,000 and total market capitalization, as a result of the offering, of not less than US$750,000,000. On September 15, 2009, an amendment was executed which changed the definition of a QIPO. Under the amendment, "QIPO meant a fully underwritten initial public offering of the Company's shares or ADSs with a listing on the NYSE;

The conversion price of the Preferred Shares was equal the original issue price of the Preferred Shares. Pursuant to the share purchase agreements and agreements between the holders of the Preferred Shares and the Shareholders, the conversion price was subject to adjustments based on the Company's 2008 adjusted net earnings ("2008 Performance") as set out below:

Series A Redeemable Convertible Preferred Shares

If the Company's 2008 Performance was less than RMB225 million but greater than RMB175 million, or greater than RMB275 million but not greater than RMB325 million, the conversion price of the Series A Redeemable Convertible Preferred Shares should have been adjusted based on a defined formula.

However, if all of the Series A Redeemable Convertible Preferred Shares have been converted into the Company's ordinary shares at the time when the Company's 2008 Performance becomes known, the Shareholders and the holders of the Series A Redeemable Convertible Preferred Shares should have transferred ordinary shares amongst them, so that as the result of such transfer, the percentages of the total ordinary shares held by the holders of Series A Redeemable Convertible Preferred Shares equal the percentages of ordinary shares that the Series A Redeemable Convertible Preferred Shares would have converted into, after taking into effect such adjustment to the conversion price.

The Company's 2008 Performance was within the range of RMB225 million and RMB275 million. Therefore, no adjustment was made to the conversion price of Series A Redeemable Convertible Preferred Shares as of December 31, 2008.

Series B Redeemable Convertible Preferred Shares

If the Company's 2008 Performance was less than RMB250 million but greater than RMB200 million or greater than RMB250 million but not greater than RMB300 million, the conversion price of the Series B Redeemable Convertible Preferred Shares should have been adjusted based on a defined formula. The adjustment formula took into consideration factors such as the amount of the investment made by the holders of the Series B Redeemable Convertible Preferred Shares, the amount of the investment made by the holders of the Series A Redeemable Convertible Preferred Shares and the Company's 2008 Performance. The formula was designed to adjust the number of conversion shares held by the holders of the Series B Redeemable Convertible Preferred Shares, if converted so that the percentage of the shares held by the holders of the Series B Redeemable Convertible Preferred Shares in the Company's issued and outstanding share capital equaled the ratio of (i) the amount of investment made by them in the Company to (ii) the value of the Company calculated based on the 2008 Performance.

However, if all of the Series B Redeemable Convertible Preferred Shares have been converted into the Company's ordinary shares at the time when the Company's 2008 Performance becomes known, the Shareholders and the holders of the Series B Redeemable Convertible Preferred Shares should have transferred ordinary shares amongst them, so that as a result of such transfer, the percentages of the total ordinary shares held by the holders of Series B Redeemable Convertible Preferred Shares equal the percentages of ordinary shares that the Series B Redeemable Convertible Preferred Shares would have converted into, after taking into effect such performance adjustment to the conversion price. The Company's 2008 performance was below RMB250 million, hence the conversion ratio of the Series B Redeemable Convertible Preferred Shares was adjusted from 1 for 1 to 1 to approximately 1.0054 based on the Company's 2008 Performance. Such adjustment did not result in a beneficial conversion feature.

If the value of each ordinary share issuable upon the automatic conversion of the Series B Redeemable Convertible Preferred Shares in connection with a QIPO was less than the defined target IPO price per share, then the Shareholders would be required to transfer to the holders of Series B Redeemable Convertible Preferred Shares in connection with the auto conversion of their shares a number of ordinary shares the value of which, at the QIPO price per share, when added to the value of the ordinary shares issuable upon such conversion of the Series B redeemable convertible preferred shares in connection with the QIPO, would equal the product of (i) the number of outstanding Series B redeemable convertible preferred shares prior to the QIPO, multiplied by (ii) 1.5 times the adjusted original issue price per share of the Series B Redeemable Convertible Preferred Shares.

If the QIPO had not been completed by April 30, 2010 and the Company's 2009 adjusted net earnings was less than RMB450 million (the "2009 Performance Target"), then the Shareholders should have transferred to the holders of Series B Redeemable Convertible Preferred Shares certain number of ordinary shares calculated based on a defined formula (the "2009 Performance Adjustment"), regardless of whether the Series B Redeemable Convertible Preferred Shares are converted. The share transfer formula takes into consideration such factors as the amount of the investment by the holders of the Series B Redeemable Convertible Preferred Shares, the amount of the investment by the holders of the Series A Redeemable Convertible Preferred Shares and the Company's 2008 and 2009 Performance. The formula requires the transfer of ordinary shares by the Shareholders to the holders of the Series B Redeemable Convertible Preferred Shares so that the percentage of the total number of shares transferred to and held by the holders of the Series B Redeemable Convertible Preferred Shares as compared to the Company's issued and outstanding share capital will equal the ratio of (i) the amount of investment by them in the Company to (ii) the value of the Company calculated based on the difference between the 2009 Performance Target and the actual 2009 Performance. The Company determined that this embedded share transfer feature in the Series B meets the definition of a derivative and accordingly has been bifurcated from the host contract, the Series B Redeemable Convertible Preferred Shares, and accounted for as a derivative (the "2009 Performance Adjustment Derivative Liability") from September 2008, the issue date of the Series B Redeemable Convertible Preferred Shares.

On June 22, 2009, the holders of Series B Redeemable Convertible Preferred Shares and the Shareholders agreed to lower the Company's 2009 Performance Target in assessing the transfer of ordinary shares under the 2009 Performance Adjustment feature. The effect of this change on the value of the derivative liability was a reduction in value of RMB65.2 million. In addition, a 2010 performance target was added, which is an embedded share transfer feature that meets the definition of a derivative and requires bifurcation from the Series B Redeemable Convertible Preferred Shares to be accounted for as a derivative (the "2010 Performance Adjustment Derivative Liability), (Note 27), from June 22, 2009. The fair value of this new derivative at issuance was RMB18.2 million. Under the new 2010 performance target, if a QIPO has not been completed by April 30, 2011 and the Company's 2010 performance is less than RMB200 million (the "2010 Performance Target"), then the Shareholders should have transferred to the holders of Series B Redeemable Convertible Preferred Shares, for no further consideration, certain amounts of ordinary shares calculated based on a defined formula (the "2010 Performance Adjustment"). The 2010 derivative adjustment formula takes into consideration such factors as the amount of the investment by the holders of the Series B Redeemable Convertible Preferred Shares, the amount of the investment by the holders of the Series A Redeemable Convertible Preferred Shares, and the Company's 2009 and 2010 Performance. The formula was designed to adjust the total number of shares held by the holders of the Series B Redeemable Convertible Preferred Shares so that the percentage of the shares transferred to and held by the holders of the Series B Redeemable Convertible Preferred Shares in the Company as compared to the Company's issued and outstanding share capital will equal the ratio of (i) the amount of investment by them in the Company to (ii) the value of the Company calculated based on the difference between the 2010 Performance Target and the actual 2010 Performance.

In consideration of the agreement to lower the Company's 2009 Performance Target to RMB100 million, the Shareholders transferred on June 22, 2009 an aggregate of 76,258 (3,812,900 post 2009 Share Split as described in Note 22) ordinary shares to the holders of Series B Redeemable Convertible Preferred Shares. The fair value of these ordinary shares on June 22, 2009 of RMB43.6 million was imputed to the Company as if the Shareholders (who are the principal shareholder of the Company) contributed the shares to the Company and they were immediately reissued by the Company to the holders of the Series B Redeemable Convertible Preferred Shares.

The above amendment resulted in: (a) a decrease in the 2009 Performance Adjustment Derivative Liability by RMB65.2 million which was offset by the fair value of the 2010 Performance Adjustment Derivative Liability of RMB18.2 million; (b) an effective contribution of ordinary shares valued at RMB43.6 million by all Shareholders to the Company which was in turn transferred to the holders of the Series B Redeemable Convertible Preferred Shares in consideration for agreeing to modify the terms of the 2009 Performance Adjustment. Accordingly, this amount had been treated as a capital contribution and as an offset to the net change in the fair value of the derivative liabilities in (a) above; (c) the recording of compensation expense of RMB3.4 million which was equal to the change in the fair value of the derivative liabilities net of the consideration transferred to the holders of Series B Redeemable Convertible Preferred Shares in (b) above.

In addition, in consideration for obtaining the agreement from one of the holders of Series A Redeemable Convertible Preferred Shares to the transfer of the 76,258 ordinary shares by the Shareholders to the holders of the Series B Redeemable Convertible Preferred Shares pursuant to the amendment described above, the Shareholders transferred to such holder of Series A Redeemable Convertible Preferred Shares on June 22, 2009 an aggregate of 14,031 (701,550 post 2009 Share Split as described in Note 21) ordinary shares as a consent fee. The fair value of the 14,031 ordinary shares on June 22, 2009 of RMB8,015,089 was imputed to the Company as if the Shareholders (who are the principal shareholders of the Company) contributed the ordinary shares to the Company and they were immediately reissued by the Company to the holder of Series A Redeemable Convertible Preferred Shares as a deemed dividend.

If the Company does not meet the 2009 Performance Target and the 2010 Performance Target and there is no QIPO by April 30, 2010 and April 30, 2011 respectively, future transfers of ordinary shares from the Shareholders to the holders of Series B Redeemable Convertible Preferred Shares will be required and such transfers will be accounted for as equity contributions from the Shareholders to the Company and immediate redistributions to the holders of Series B Redeemable Convertible Preferred Shares as deemed dividend.

On September 15, 2009, the Shareholders reached agreement with the holders of Series A and Series B Redeemable Convertible Preferred Shares on the modification to certain existing terms (the "September 2009 Modification"), including (a) removed the existing definition of a QIPO and replaced it with the following: "QIPO means a fully underwritten initial public offering of the Company's shares or ADSs with a listing on the New York Stock Exchange;" (b) removed the requirement for the Shareholders to transfer certain number of ordinary shares to the holders of the Series B Redeemable Convertible Preferred Shares if the value of issuable upon automatic conversion of the Series B Redeemable Convertible Preferred Shares in connection with a Qualified Public Offering was less than the defined target IPO price per share; and, (c) agreed that the 14,031 and 76,258 ordinary shares, respectively, transferred to the holders of Series A and Series B Redeemable Convertible Preferred Shares in connection with the June 2009 Modification be returned to the Shareholders in the event the redemption of the preferred shares are exercised by the holders of Series A and Series B Redeemable Convertible Preferred Shares.

The September 2009 Modification resulted in a reduction of RMB2.4 million in the fair value of the 2009 and 2010 Performance Adjustment Derivative Liabilities that the Company recognized in the consolidated statement of operations as change in fair value derivatives. The September 2009 modification also resulted in an additional benefit transfer of RMB15.1 million from the holders of the Series A and B Redeemable Convertible Preferred Shares to the Shareholders due to the reduction in the fair value of the Series A and B Redeemable Convertible Preferred Shares on September 15, 2009 as a result of such modification. The Company recognized a total of RMB17.5 million compensation charge in general and administrative expenses (including the RMB15.1 million) in recognition of the total benefit transferred from the holders of Series A and B Redeemable Convertible Preferred Shares to the Shareholders that is attributed to the Company, given the Shareholders are also employees of the Company.

Redemption

After the third anniversary of the first issuance of the Series A Redeemable Convertible Preferred Shares, the holders of not less than a majority of the then outstanding Series A and Series B Redeemable Convertible Preferred Shares may require the Company to redeem all of the outstanding Preferred Shares, if not previously converted, for an amount equal to 150% of their respective original issue price plus all accumulated and unpaid dividends. Dividends should not have accumulated or accrued unless declared.

Liquidation

In the event of any liquidation event and so long as any of the Series A and Series B Redeemable Convertible Preferred Shares have not been converted into ordinary shares, the shareholders of the Preferred Shares were entitled to receive in preference to the holders of the ordinary shares a per share amount equal to 150% of the respective original issue price and any declared but unpaid dividends. After such payment has been made to holders of the preferred shares, any remaining assets of the Company would have been distributed pro rata to the holders of ordinary shares and the Preferred Shares on an as-converted basis.

Liquidation events include (i) a liquidation, winding-up or dissolution of the Company or the PRC Company (which refers to Jiangxi Jinko), or (ii) at the election of the preferred shareholders, a merger, acquisition or sale of voting control of the Company or the PRC Company in which its shareholders did not retain a majority of the voting power in the surviving company, or (iii) a sale of all or substantially all of the Company or the PRC Company's assets, or (iv) a merger which valued the Company at less than 150% of the post-money valuation of the Company immediately after the closing of the investment by holders of Series B Redeemable Convertible Preferred Shares in the Series B Redeemable Convertible Preferred Shares of Paker.

Dividend

The Series A Redeemable Convertible Preferred Shares should have ranked paripassu with Series B Redeemable Convertible Preferred Shares in terms of rights to receive dividends and distributions from the Company. The holders of Series A and B Redeemable Convertible Preferred Shares should have been entitled to dividends in preference to any dividend on the ordinary shares or any other class or series of shares at the rate of 10% per annum of their respective original issue price, when and as declared by the Board of Directors. No dividend, whether in cash, in property, in shares of the Company or otherwise, should have been paid on any other class or series of shares of the Company unless and until the dividend aforesaid is first paid in full on the Series A and B Redeemable Convertible Preferred Shares. Except for the dividend rights set forth above, the Series A and B Redeemable Convertible Preferred Shares should not have participated with the ordinary shares in any further dividend or distribution of the earnings or profits of the Company. Dividends should not have been accumulated or accrued unless declared.

Voting Rights

The holders of Series A and B Redeemable Convertible Preferred Shares had voting rights equal to the number of ordinary shares then issuable upon their conversion into ordinary shares. Such holder of the preferred shares was entitled to vote on such matters at any meeting of members of the Company.

The Company classified the Series A and B Redeemable Convertible Preferred Shares in the mezzanine section of the consolidated balance sheets. In addition, the Company recorded accretion on the preferred shares to their redemption value using the effective interest method from the issuance date to the earliest redemption date. For year ended December 31, 2009, such accretion amounted to RMB31,832,994 and RMB42,301,594 against retained earnings for Series A and B Redeemable Convertible Preferred Shares, respectively. For year ended December 31, 2010, such accretion amounted to RMB13,433,242 and RMB17,479,734 against retained earnings for Series A and B Redeemable Convertible Preferred Shares, respectively.

In connection with the issuance of the Series A Redeemable Convertible Preferred Shares, Paker issued 14,629 ordinary shares (Note 22) and paid cash in the amount of US$469,000 to third parties for professional services rendered. Paker had the option to repurchase the 14,629 ordinary shares issued from the consultant at a nominal price upon the redemption of the Series A Redeemable Convertible Preferred Shares. The fair value of the ordinary shares issued was RMB20,004,865. In connection with the issuance of Series B Redeemable Convertible Preferred Shares, Paker was obligated to pay US$867,300 to third parties for consulting services. The fair value of the ordinary shares issued and the cash consideration paid to the third party consultants were recorded as stock issuance costs.

The Preferred Shares were converted into ordinary shares on May 14, 2010 when the Company successfully listed on NYSE under the conversion rate as stated in the discussion above.

CONVERTIBLE SENIOR NOTES	12 Months Ended
Dec. 31, 2012
CONVERTIBLE SENIOR NOTES [Abstract]
CONVERTIBLE SENIOR NOTES
21.	CONVERTIBLE SENIOR NOTES

The Company issued USD 125 million of convertible senior notes on May 17, 2011 (the "Notes"). The Notes will mature on May 15, 2016. The interest rate is 4% per annum payable semi-annually, in arrears. No accrued interest to be paid on the Notes when they are converted.

Holders have the option to convert their Notes from the earlier of (i) when the registration statement of the Notes becomes effective and (ii) the first anniversary of the date on which the Notes are first issued, through to and including the business day prior to the maturity date into ADSs representing the ordinary shares initially at a conversion rate of 29.6307 ADSs per US$1,000 principal amount of Notes (equivalent to an initial conversion price of approximately US$33.75 per ADS).

The conversion rate is subject to change on anti-dilution and upon certain fundamental changes. Fundamental changes are defined as 1) any "person" or "group" beneficially owns (directly or indirectly) 50% or more of the total voting power of all outstanding classes of Company's shares or has the power to elect a majority of the members of the board of directors; 2) Company consolidates with, or merge with or into, another person or the Company sells, assigns, conveys, transfers, leases or otherwise disposes of all or substantially all of its assets, or any person consolidates with, or merges with or into, the Company; 3) Termination of trading of Company's ADSs; and 4) adoption of a plan relating to our liquidation or dissolution.

The holders have the option to require the Company to repurchase the Notes, in whole or in part, in the event of a fundamental change for an amount equal to the 100% of the principal amount and any accrued and unpaid interest in the event of fundamental changes. Management assessed that the likelihood of fundamental change is remote.

The holders will have the right to require the Company to repurchase for cash all or any portion of their notes on May 15, 2014 at a repurchase price equal to 100% of the principal amount of the notes to be repurchased, plus accrued and unpaid interest to, but excluding, the repurchase date.

While the Notes remain outstanding, the Company or its subsidiaries will not create or permit to subsist any security upon its property, assets or revenues (present or future) to secure any international investment securities or to secure any guarantee of or indemnity of any international investment securities unless the obligations under the Notes and the indenture (a) are secured equally and ratably therewith, or (b) have the benefit of such other security, guarantee, indemnity or other arrangement as shall be approved by holders of a majority in aggregate principal amount of the Notes then outstanding.

The Company has RMB as its functional currency, and the Notes are denominated in USD. As a result, the conversion feature is dual indexed to the Company's stock as well as the RMB and USD exchange rate, and is considered an embedded derivative which needs to be bifurcated from the host instrument in accordance with ASC 815.

ASC 815-15-25 provides that if an entity has a hybrid financial instrument that would require bifurcation of embedded derivatives under ASC 815, the entity may irrevocably elect to initially and subsequently measure a hybrid financial instrument in its entirety at fair value with changes in fair value recognized in earnings. The fair value election can be made instrument by instrument and shall be supported by concurrent documentation or a preexisting documented policy for automatic election.

The Company elected to measure the Notes in their entirety at fair value with changes in fair value recognized as non-operating income or loss at each balance sheet date in accordance with ASC 815-15-25. Further, as the functional currency of the Company is RMB, the fair value of the Notes is translated into RMB at each balance sheet date with the difference being reported as exchange gain or loss. In addition, all issuance costs associated with the Notes offering has been expensed as incurred in the year ended December 31, 2011.

The estimated fair value of the Notes amounted to approximately RMB387,777,235 and RMB483,581,668 as of December 31, 2011 and 2012. In the year ended December 31, 2011 and 2012, the Company recorded foreign exchange gain of RMB21,567,522 and RMB1,047,241, gain from change in fair value of convertible senior notes of RMB398,030,217 and loss of RMB96,851,674, respectively (Note 27).

As a result of the depressed market conditions, the Company repurchased Notes with face value of US$2 million or 1.6% of the Notes at approximately 41% of the face value as of December 31, 2011.There were no repurchase of Notes for the year ended December 31, 2012.

Capped Call Options

Concurrent with the Company's issuance of the Convertible Senior Notes on May 17, 2011, it entered into a capped call option transactions with an affiliate of the initial purchaser of the Notes. The capped call transaction was designed to reduce the potential dilution that would otherwise occur as a result of new ordinary share issuances upon conversion of the Notes and effectively increase the conversion price of the Notes for the Company to $48.21 per ADS from the actual conversion price to the Notes holders of $33.75 per ADS. The total premium paid by the Company for the capped call transactions was US$18 million. The purchaser of the Notes have the right to require us to repurchase for cash all or any portion of their notes on May 15, 2014 at a repurchase price equal to 100% of the principal amount of the notes to be repurchased, plus accrued and unpaid interest to, but excluding, the repurchase date.

The Company's functional currency is different from the denomination of the capped call. Therefore, in accordance with ASC 815, Derivatives and Hedging, the Company accounted for the capped call transactions as freestanding derivative assets in the consolidated balance sheets. The derivative is marked to market each reporting period utilizing the binomial model.

The fair value of capped call options was RMB16,408,445 and RMB16,131,208 as of December 31, 2011 and 2012. An amount of loss of RMB98,282,510 andRMB309,052 was recorded in change in fair value of capped call options for the year ended December 31,2011 and 2012 (Note 27).

REPURCHASE OF ORDINARY SHARES	12 Months Ended
Dec. 31, 2012
REPURCHASE OF SHARES [Abstract]
REPURCHASE OF SHARES
22.	REPURCHASE OF ORDINARY SHARES

On May 6, 2011, the Board of Directors approved a share repurchase program to repurchase up to US$30 million of its outstanding ADS of the Company from time to time over the next 12 months, depending on market conditions, share price and other factors, as well as subject to the memorandum and articles of association of the Company, the relevant rules under United States securities laws and regulations and the relevant stock exchange rules. The share repurchases may be made on the open market, in block trades or otherwise and is expected to include derivative transactions. The program may be suspended or discontinued at any time.

For the year ended December 31, 2011, 1,222,600 outstanding American Depositary Shares ("ADSs") (4,890,400 shares) were repurchased for full retirement with a total consideration of RMB48,503,352. Additional paid-in capital was reduced by RMB48,502,683. As of December 31, 2011, 257,230 ADSs (1,028,920 shares) were repurchased but have not been retired with a total consideration of RMB8,354,423 which is shown as treasury stock.

For the year ended December 31, 2012, 173,570 outstanding ADSs" (694,280 shares) were repurchased with a total consideration of RMB5,521,130, which is shown as treasury stock. As of December 31, 2012, 430,800 ADSs (1,723,200 shares) were repurchased but have not been retired with a total consideration of RMB13,875,553 which is shown as treasury stock.

SHARE BASED COMPENSATION	12 Months Ended
Dec. 31, 2012
SHARE BASED COMPENSATION [Abstract]
SHARE BASED COMPENSATION
23.	SHARE BASED COMPENSATION

The Company adopted a long-term incentive plan (the "Plan") in July 2009 which was subsequently amended and restated. The Plan provides for the issuance of options of the Company's ordinary shares in the amount of up to 7,325,122. The options have a contractual life of seven years with the exception of certain options granted to an employee that can be exercised until October 1, 2013. From August 28, 2009 to September 15, 2009, options were granted to certain of the Company's administrative and management personnel to purchase in total 3,024,750 shares of the Company's ordinary shares at an exercise price of US$3.13 per share. On April 6, 2010, the exercise price of these share options was adjusted from US$3.13 per share to US$2.08 per share ("repricing"). The impact of this amendment of RMB5,132,052 was recognized during the year ended December 31, 2010 as a result of the IPO condition described below. The share options will generally vest in 5 successive equal annual installments on the last day of each year from the grant date, provided that the personnel's service with the Company has not terminated prior to each such vesting date. For one employee, the share options will vest in a series of 36 successive equal monthly installments, on the last day of each month, commencing from October 1, 2008, provided that the personnel's service with the Company has not terminated prior to each such vesting date.

On September 28, 2011, the Company amended and restated the Plan to increase the maximum number of shares that may be issued under the Plan to 9,325,122.

On January 25, 2010, the Company granted to certain officers and employees options to purchase 726,250 ordinary shares of the Company at an exercise price of 85% of the initial public offering price per share. These options will vest in five successive equal annual installments on the last day of each year from January 25, 2010, provided that the personnel's service with the Company has not been terminated prior to each such vesting date. These share options were considered as not effectively granted until their exercise price was determined at US$2.08 on April 12, 2010.

From April 12, 2010 to April 26, 2010, the Company granted additional options to purchase 785,480 ordinary shares at an exercise price of US$2.08 per share to certain administrative and management personnel. The share options will generally vest in 5 successive equal annual installments on the last day of each year from the grant date, provided that the personnel's service with the Company has not terminated prior to each such vesting date.

No portion of any of the above granted share options, even vested, may be exercised prior to and within the 180-day period following an effective initial public offering as defined in the Plan. Given the exercise restriction, the recognition of share-based compensation expense was delayed. Such expense of RMB14,651,329 accumulated from grant date was recognized at the time of the Company's initial public offering on May 14, 2010.

On March 11, 2011, the Company granted to certain officers and employees options to purchase 300,000 ordinary shares of the Company at an exercise price of US$5.65 per share. The share options will vest in 5 successive equal annual installments on the last day of each year from the grant date, provided that the personnel's service with the Company has not terminated prior to each such vesting date.

On May 3, 2011, the Company granted to one officer options to purchase 100,000 ordinary shares of the Company at an exercise price of US$6.50 per share. The share options will vest in 5 successive equal annual installments on the last day of each year from the grant date, provided that the personnel's service with the Company has not terminated prior to each such vesting date.

On October 1, 2011, the Company granted to certain officers and employees options to purchase 4,180,000 and 32,000 ordinary shares of the Company at an exercise price of US$1.42 per share, with which the share options will vest in 5 and 1 successive equal annual installments on the last day of each year from the grant date, respectively, provided that the personnel's service with the Company has not terminated prior to each such vesting date.

On November 3, 2011, the Company granted to one officer options to purchase 1,120,000 ordinary shares of the Company at an exercise price of US$1.42 per share. The share options will vest in 24 successive equal monthly installments on the last day of each month from October 1, 2011, provided that the personnel's service with the Company has not terminated prior to each such vesting date.

On December 21, 2012, the Company granted to certain officers options to purchase 160,000 ordinary shares of the Company at an exercise price of US$1.42 per share. The share options will vest in 5 successive equal annual installments on the last day of each year from December 21, 2011 and February 1, 2012, provided that the personnel's service with the Company has not terminated prior to each such vesting date.

A summary of activity under the share-based compensation plan is as follow:

	Number of option outstanding	Weighted-Average Exercise Price	Weighted-Average Remaining Contractual Term	Aggregate Intrinsic value
		(US$/share)	(in years)	(Rmb)
Balance as of January 1, 2012	8,540,384	1.80
Granted	160,000	1.42
Exercise	(18,000)	1.42
Forfeited	(621,330)	1.51
Balance as of December 31, 2012	8,061,054	1.81	4.7	3,936,172
Vested and expected to vest as of December 31, 2012	7,114,422	1.82	4.5	3,344,962
Vested and exercisable as of December 31, 2012	3,379,206	1.87	3.8	1,145,040

The aggregate intrinsic value is calculated as the difference between the market value of ordinary, US$1.55 per share as of December 31, 2012 and the exercise prices of the options.

Total intrinsic value of options exercised for the years ended December 31, 2010, 2011 and 2012 were RMB2,938,203, nil and RMB14,454, respectively. The weighted average grant date fair value of options granted during the years ended December 31, 2010, 2011 and 2012 was RMB16.85, RMB6.91 and RMB5.6 per share, respectively. The total fair value of options vested during the years ended December 31, 2010, 2011 and 2012 was RMB9,363,356, RMB9,558,119 and RMB14,784,850.

A summary of non-vested shares activity under the share-based compensation plan is as follow:

	Number of option outstanding	Weighted-Average Fair Value in Grant Date
		(RMB/share)
Non-vested at January 1, 2012	6,988,848	7.59
Granted	160,000	5.60
Vested	(1,877,440)	8.29
Forfeited	(589,560)	5.00
Non-vested at December 31, 2012	4,681,848	7.56

Expected to vest as of December 31, 2012	3,735,216	7.64

The total fair value of shares vested for the years ended December 31, 2010, 2011 and 2012 were RMB23,534,284, RMB17,489,306 and RMB8,928,354, respectively.

The share-based compensation expense for the year ended December 31, 2012 was recorded in the respective items:

Costs of revenues	947,428
Selling expenses	2,128,245
General and administrative expenses	14,267,437
Total	17,343,110

As of December 31, 2012, the Company had unrecognized share-based compensation expense RMB14,995,972 related to non-vested share options. That deferred cost is expected to be recognized over a weighted-average period of 3.40 years. For the year ended December 31, 2012, total cash received from the exercise of share options is nil.

The fair value of option grant during the year ended December 31, 2012 is estimated on the date of grant using Black-Scholes model with the following assumptions for options granted to employees:

Risk-free interest rate	0.78%
Expected term	4.8
Expected dividend yield	0%
Expected volatility	80%
Fair value per option at grant date (RMB)	5.60

The risk-free interest rate is based on the China government bond yield denominated in US$ for a term consistent with the expected life of the awards in effect at the time of grant.

The expected term is based on the contractual term of the option and expected employee exercise and post-vesting employment termination behavior. Currently, it is based on the simplified approach.

The Company has no history or expectation of paying dividends on its ordinary shares.

The Company chose to use the historical volatility and implied volatility of a basket of comparable publicly-traded companies for a period equal to the expected term preceding the grant date.

RELATED PARTY TRANSACTIONS AND BALANCES	12 Months Ended
Dec. 31, 2012
RELATED PARTY TRANSACTIONS AND BALANCES [Abstract]
RELATED PARTY TRANSACTIONS AND BALANCES
24.	RELATED PARTY TRANSACTIONS AND BALANCES

(a) Related party balances

Outstanding amounts due from/to related parties as of December 31, 2010 and 2011 were as follows:

	As of December 31,
	2011	2012
	RMB	RMB
Accounts receivable, net- a related party:
Accounts receivable from subsidiaries of ReneSola Ltd. ("ReneSola", controlled by an immediate family member of the principal shareholders and directors of the Company, who are the executive officers of the Company)	31,010,170	105,531,368
Other receivables- related parties:
Advances of travel and other business expenses to executive directors who are also shareholders (1)	691,242	5,840,380

Total	31,701,412	111,371,748

Accounts payables due to a related party (2)
Accounts payable due to a subsidiary of ReneSola Ltd. ("ReneSola", controlled by an immediate family member of the principal shareholders and directors of the Company, who are the executive officers of the Company)	35,887,845	30,045,245
Other payables due to a related party (2)
Travelling reimbursements payable to executive directors who are also shareholders	-	109,531
Other payables to Jiangxi Desun Energy Co., Ltd. (Desun, an entity in which our founders and substantial shareholders, Xiande Li, Kangping Chen and Xianhua Li, each holds more than 10%, and collectively hold 73%, of the equity interest) for leasing of land and buildings	1,094,047	2,161,345

Total	36,981,892	32,316,121

(1)	Advances of travelling and other business expenses to executive directors who are also shareholders represent the amounts the Company advanced to them for expected expenses, charges and incidentals relating to their business development activities.

(2)	Balances due to related parties are interest-free, not collateralized, and have no definitive repayment terms.

(b) Related party transactions

For the years ended December 31, 2010, 2011 and 2012, revenues from sales of products and provision of processing services to subsidiaries of ReneSola amounted to nil, RMB32,587,949 and RMB201,355,631, respectively.

For the transactions with Renesola during 2011, the Group enters into raw materials purchases transactions and finished goods sales transactions with the subsidiaries of Renesola. Each of these sales and purchases transactions with the same counterparty is not legally contingent upon each other. These sales and purchases transactions were not conducted simultaneously and there was no direct linkage between any one or group of buy transactions with any one or group of sell transactions. Each buy or sell transaction was separately documented, transacted at the fair market value prevailing at that time and gross-cash settled. These buy and sell transactions with the same counterparty were recognized at gross basis and presented separately as sales and cost of goods sold in the Group's consolidated financial statements.

For the transactions with Renesola during 2012, these sales and purchases transactions were conducted simultaneously and there was direct linkage between any one or group of buy transactions with any one or group of sell transactions. There was also correlation between the value of raw materials received and the value of finished goods delivered pursuant to the contractual arrangement. These buy and sell transactions with the same counterparty were recognized at net basis and presented separately as sales in the Group's consolidated financial statements.

For the years ended December 31, 2010, 2011 and 2012, raw materials purchased from a subsidiary of ReneSola amounted to RMB35,250,000, RMB44,512,919 and nil.

On January 1, 2008, Desun and Jiangxi Jinko entered into an operating lease agreement pursuant to which Desun leased its buildings and land use rights to Jiangxi Jinko for a ten-year period from January 1, 2008 to December 31, 2017. Desun was deconsolidated from the Company on July 28, 2008 and became a related party of the Group. For the years ended December 31, 2010, 2011 and 2012, Desun charged Jiangxi Jinko RMB1,100,304, RMB1,100,304 and RMB1,100,304 in rent, respectively (Note 26).

During the years ended December 31, 2011 and 2012, the Shareholders provided guarantees for the Group's several short-term and long-term bank borrowings. As of December 31, 2011 and 2012, the balances of short-term borrowings guaranteed by the Shareholders were RMB244,000,000 and RMB508,254,639, respectively, and the balances of long-term borrowings guaranteed by the Shareholders were RMB80,000,000 and nil, respectively (Note 17).

During the year ended December 31, 2012, Desun provided collateral on its land use rights and buildings, for a short-term bank borrowing of RMB17,000,000 of the Group (Note 17).

CERTAIN RISKS AND CONCENTRATION	12 Months Ended
Dec. 31, 2012
CERTAIN RISKS AND CONCENTRATION [Abstract]
CERTAIN RISKS AND CONCENTRATION
25.	CERTAIN RISKS AND CONCENTRATION

a) Concentrations of credit risk

Financial instruments that potentially subject the Group to significant concentrations of credit risk consist primarily of cash and cash equivalents, restricted cash, short-term investments, accounts receivable, prepayments and other current assets. As of December 31, 2011 and 2012, substantially all of the Group's cash were held by major financial institutions located in the PRC.

The Group is also exposed to the credit and financial risks of its suppliers to which the Group made advances. The Group's financial condition and results of operations may be materially affected if the suppliers fail to meet their obligations of supplying silicon materials according to the contractually agreed schedules.

b) Foreign currency risk

The Group has contracts for the purchases of materials and equipment which are denominated in foreign currencies, including US Dollars, Swiss Francs and Euros. For the year ended December 31, 2012, 55% of the Group's revenues are dominated in foreign currencies, including US Dollars, Euros, Australian Dollars, Canadian Dollars and South African Rand. Renminbi, the functional currency of the Group, is not freely convertible into foreign currencies.

c) Major customers

The Group performs ongoing credit evaluations of its customers' financial condition whenever deemed necessary and generally does not require collateral. The Group maintains an allowance for doubtful accounts based upon the expected collectability of all accounts receivable, which takes into consideration an analysis of historical bad debts, specific customer creditworthiness and current economic trends.

The following table summarizes the percentage of the Company's revenue over 10% of total revenue for the years ended December 31, 2010, 2011 and 2012, and accounts receivable represented by customers with balances over 10% of accounts receivables as of December 31, 2011 and 2012, respectively:

	Revenue
	Year ended December 31,
	2010	2011	2012
	RMB	RMB	RMB
Company A	5%	16%	-

	Accounts receivable
	December 31,
	2011	2012
	RMB	RMB
Company B	14%	-
Company C	11%	-

COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2012
COMMITMENTS AND CONTINGENCIES [Abstract]
COMMITMENTS AND CONTINGENCIES
26.	COMMITMENTS AND CONTINGENCIES

(a) Operating lease commitments

From January 1, 2008, Jiangxi Jinko leased buildings and land use rights from Desun, under a non-cancelable operating lease expiring in January 2018. In addition, the Group also leased office buildings for its offices under non-cancelable operating lease from third parties.

Future minimum obligations for operating leases are as follows:

Year ending December 31,	RMB
2013	9,997,574
2014	7,956,089
2015	2,674,185
2016	1,809,349
2017	1,637,673
Years thereafter	1,388,202

Total	25,463,072

Rental expense under all operating leases were RMB4,455,490, RMB5,493,427 and RMB8,588,661 for the years ended December 31, 2010, 2011 and 2012, respectively.

(b) Capital commitments

The Group entered into several purchase agreements and supplementary agreements with certain suppliers to acquire machineries to be used in the manufacturing of its products or for construction of solar power plants. The Group's total future payments under these purchase agreements amounted to RMB282.1 million as of December 31, 2012.

(c) Contingencies

In the opinion of management, as confirmed by its legal counsel, as of December 31, 2012, the ownership structure of the Group is in compliance with all existing PRC laws and regulations. It is also in the opinion of management that potential losses arising from the ownership structure based on current regulatory environment is remote. However, the Company cannot be assured that the PRC government authorities will not take a view contrary to the opinion of management. In addition, there may be changes and other developments in the PRC laws and regulations or their interpretations. If the current ownership structure of the Group was found to be not in compliance with any existing or future PRC laws or regulations, the Group may be required to restructure its ownership structure and operations in the PRC to comply with current or new PRC laws and regulations.

On December 20, 2010, Zhejiang Global Photovoltaic Technology Co., Ltd., or Zhejiang Global, one of our customers, filed an action in Shaoxing People's Court, Zhejiang Province against Zhejiang Jinko for the late delivery of products and claimed late charges of RMB14 million and the return of advances paid by Zhejiang Global to Zhejiang Jinko of RMB5 million. On April 20, 2011, Shaoxing People's Court ruled in favor of Zhejiang Global that Zhejiang Jinko must pay the late charge of RMB12 million and return the advances of RMB4.8 million to Zhejiang Global. On May 30, 2011, Zhejiang Jinko filed an appeal to the Shaoxing Intermediate People's Court, Zhejiang Province. On December 15, 2011, Shaoxing Intermediate People's Court upheld the judgment of the lower court. On February 9, 2012, Zhejiang Jinko made a payment of RMB17.2 million (US$2.8 million) as damages to Zhejiang Global in compliance with the court judgment..

On March 9, 2011, Jiangsu Yangsheng Energy Technology Co., Ltd., or Jiangsu Yangsheng, one of our customers, filed an action in Haining People's Court, Zhejiang Province against Zhejiang Jinko for the return of prepayment of RMB8 million and the accrued interest of RMB74,667 due to the delayed return of prepayment. The case was subsequently referred to the Jiaxing Intermediate People's Court. On February 20, 2012, Jiaxing Intermediate People's Court ruled in favor of Zhejiang Jinko for lack of contractual relationship between Jiangsu Yansheng and Zhejiang Jinko. On March 6, 2012, Jiangsu Yangsheng filed an appeal to Zhejiang High People's Court, Zhejiang Province. On July 10, 2012, Zhejiang High People's Court upheld the judgment of the lower court.

In October 2011, the Group sued Cixi Boneng Photovoltaic Electronic Technology Co., Ltd. ("Boneng"), one of our suppliers, for a breach of contract for damages of RMB29.0 million. In February 2012, Boneng countersued us seeking to recover RMB24.4 million of outstanding payments under the supply contract. In July 2012, the Group settled the cases and made a settlement payment of RMB6 million to Boneng and recorded the reversal of the remaining accrual of RMB17.4 million as income.

In November 2011, the Group sued Henan Zhaoge New Energy Company ("Zhaoge"), a polysilicon supplier with which the Group had entered into a strategic cooperation agreement for our purchase of silicon. The Group sought to recover RMB7.0 million, a portion of the prepayment that the Group made to Zhaoge for our purchase. Zhaoge initiated a countersuit against us. In June 2012, the Group settled the case with Zhaoge, who agreed to provide us with 10 tonnes of silicon and RMB1.0 million. The Group made provisions for RMB4.03 million for the loss of the balance of our prepayment.

On October 11, 2011, JinkoSolar was named as a defendant in a putative shareholder class action lawsuit filed in the United States District Court for the Southern District of New York captioned Marco Peters v. JinkoSolar Holding Co., Ltd., et al., Case No. 11-CV-7133 (S.D.N.Y.) (the "U.S. Securities Action"). In addition to JinkoSolar, the complaint also names as defendants Xiande Li, Kangping Chen, Xianhua Li, Wing Koen Siew, Haitao Jin, Zibin Li, Stephen Markscheid, Longgen Zhang or the Individual Defendants, and the underwriters of our initial public offering in May 2010. The plaintiff in the U.S. Securities Action seeks to represent a class of all purchasers and acquirers of ADSs of JinkoSolar between May 13, 2010 and September 21, 2011, inclusive. The plaintiff alleges that the defendants violated Sections 11 and 12(a)(2) of the Securities Act and Section 10(b) of the Securities Exchange Act of 1934, as amended, or the Exchange Act, by making material misstatements or failing to disclose material information regarding, among other things, JinkoSolar's compliance with environmental regulations at its Haining facility. The complaint also asserts claims against the Individual Defendants for control person liability under Section 15 of the Securities Act and Section 20(a) of the Exchange Act. The complaint seeks, among other things, certification of the putative class, unspecified compensatory damages (including interest), and costs and expenses incurred in the action. On March 19, 2012, the court entered an order appointing lead plaintiffs in the U.S. Securities Action.

On June 1, 2012, the court-appointed lead plaintiffs filed an amended complaint (the "Amended Complaint") asserting similar allegations and the same causes of action as in the original complaint and naming one additional underwriter as a defendant. On August 1, 2012, JinkoSolar filed a motion to dismiss the amended complaint, as did Stephen Markscheid, who was the only Individual Defendant to have been served in the action. On the same date, the underwriter defendants filed a joinder to JinkoSolar's motion to dismiss. On January 22, 2013, the court issued a Memorandum and Order granting JinkoSolar's and Stephen Markscheid's motions to dismiss in their entirety and dismissing the Amended Complaint as against all defendants. The Court entered judgment in favor of defendants on the same date. On February 19, 2013, lead plaintiffs filed a notice of appeal with respect to the court's January 22, 2013 Memorandum and Order and Judgment. Lead plaintiffs' appeal is currently pending in the United States Court of Appeals for the Second Circuit. The Company is unable to reliably estimate the probability of the case and the range of any exposure if any.

In July 2008, the Group entered into a long-term supply agreement with Wuxi Zhongcai, a producer of virgin polysilicon materials. The Group provided a prepayment of RMB95.6 million pursuant to such contract. Wuxi Zhongcai subsequently halted production as a result of the adverse changes in the polysilicon market. In February 2013, the Group sued Wuxi Zhongcai in Shangrao City Intermediate People's Court for the refund of the outstanding balance of our prepayment of RMB93.2 million after deducting delivery made to us by an affiliate of Wuxi Zhongcai. In January 2013, the Group notified Wuxi Zhongcai to terminate our long-term supply agreement. In February 2013, Wuxi Zhongcai sued us in Shanghai Pudong New Area People's Court for approximately RMB2.7 million for breaching the contract by failing to make allegedly required payments. The Group considered the recovery of the RMB93.2 million unlikely as a result of the polysilicon market conditions, the mutually alleged claims and the adverse developments in the operations of Wuxi Zhongcai and recorded provisions of RMB93.2 million for the balance of our prepayment to Wuxi Zhongcai. As of the date of this report, these suits are still pending. The Company is unable to reliably estimate the probability of the case and the range of any exposure if any.

In March 2012, COGIP S.p.A., or COGIP, one of our customers, initiated arbitration proceedings in the Chinese European Arbitration Centre for approximately EUR20.4 million for damages allegedly relating to the late delivery of modules and defects in our products. The Group responded to the arbitration summons on April 18, 2012 and raised a counterclaim for the outstanding portion of the purchase price of EUR23,310,000.00 plus liquidated damages of 0.5% of this amount per week since March 6, 2012. As of December 31, 2012, the Group have made provision of RMB126 million for the accounts receivable from COGIP. On April 24, 2013, the Group reached a settlement agreement with COGIP, pursuant to which COGIP agreed to pay EUR14 million to us in three installments to settle all claims.

(d) Guarantees

On June 13, 2009, Jiangxi Jinko entered into a loan agreement with Shangrao Heji Investment Co., Ltd. ("Heji"), in the principal amount of RMB100 million with a term of three years. Of this amount, RMB nil was outstanding as of December 31, 2011. In consideration of this loan agreement, Heji required Jiangxi Jinko to enter into a guarantee agreement with Jiangxi International Trust Co., Ltd. ("JITCL") on May 31, 2009 for Heji's payment obligations under its separate trust loan agreement with JITCL ("JITCL Loan Agreement"), under which JITCL extended a loan to Heji in the principal amount of RMB50 million for a term of three years. In the event that Heji fails to perform its obligations under the JITCL Loan Agreement or otherwise defaults thereunder, Jiangxi Jinko will become liable for Heji's obligations under the JITCL Loan Agreement. The Company recorded a guarantee liability of RMB1.5 million as of December 31, 2010 and reclassified to short term liability as of December 31, 2011. Corresponding deferred financing cost was recorded and amortized over the period of Jiangxi Jinko's long-term borrowing. Jiangxi Jinko has fully repaid the entrusted loans in July 2011. During 2012, Heji repaid the loan and Jiangxi Jinko was released from its obligations.

FAIR VALUE MEASUREMENTS	12 Months Ended
Dec. 31, 2012
FAIR VALUE MEASUREMENTS [Abstract]
FAIR VALUE MEASUREMENTS
27.	FAIR VALUE MEASUREMENTS

A hierarchy is established for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the observable inputs be used when available. Observable inputs are inputs that market participants would use in pricing the asset or liability, developed based on market data obtained from sources independent of the Company. Unobservable inputs are inputs that reflect the Company's assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. As such, fair value is a market-based measure considered from the perspective of a market participant who holds the asset or owes the liability rather than an entity-specific measure. The hierarchy is broken down into three levels based on the reliability of inputs as follows: (Level 1) observable inputs such as quoted prices in active markets; (Level 2) inputs other than the quoted price in active markets that are observable either directly or indirectly, or quoted prices in less active markets; and (Level 3) unobservable inputs with respect to which there is little or no market data, which require the Company to develop its own assumptions.

Derivative Liabilities

On a recurring basis, the Company measures the 2010 Performance Adjustment Derivative Liabilities (Note 20) at fair value. Since the 2010 Performance Adjustment Derivative Liabilities are not traded on an exchange, they are valued using a valuation model. Management is responsible for determining the fair value and considered a number of factors including valuations. The 2010 Performance Adjustment Derivative Liability was bifurcated at the fair value measured with the residual financing proceeds attributed to the Series B Redeemable Convertible Preferred Shares on issuance date.

Fair value change in forward contracts

The Company has entered into foreign exchange forward contracts with local banks to reduce the exposure of significant changes in exchange rates between Renminbi and foreign currencies. Authoritative guidance requires companies to recognize all of the derivative financial instruments as either assets or liabilities at fair value in the consolidated balance sheets based upon quoted market prices for comparable instruments. The Company's derivative instruments have not met the criteria for hedge accounting within authoritative guidance. Therefore, the foreign currency forward contracts have been recorded at fair value, with the gain or loss on these transactions recorded in the consolidated statements of operations within "Change in fair value of forward contracts" in the period in which they occur. The Company does not use derivative financial instruments for trading or speculative purposes. The Company held foreign exchange forward contracts with a total notional value of US$384.5 million, EUR21.1 million and AUD0.8 million as of December 31, 2012. These foreign exchange forward contracts mature between 1 to 12 months. The Company used a discounted cash-flow methodology to measure fair value, which requires inputs such as interest yield curves and foreign exchange rates. The significant inputs used in the aforementioned model can be corroborated with market observable data and therefore the fair value measurements are classified as level 2. Typically, any losses or gains on the forward exchange contracts are offset by re-measurement losses or gains on the underlying balances denominated in non-functional currencies. The Company's foreign currency exchange contract is an over-the-counter instrument.

Convertible Senior Notes and Capped Call Options

The Company has adopted valuation models to assess the fair value for capped call options and the Notes, as the capped call options are not publicly traded and the trading of the Notes is considered inactive. Management is responsible for determining these fair values and assessing a number of factors. Both capped call options and the Notes are valued using the Binominal Tree option pricing model. The valuation involves complex and subjective judgments as well as the Company's best estimates on the valuation date. The main inputs to this model include underlying share price, expected share volatility, expected dividend yield, risk free interest rate etc.

Recurring change in fair value

As of December 31, 2011 and 2012, information about inputs into the fair value measurements of the Company's assets and liabilities that are measured at fair value on a recurring basis in periods subsequent to their initial recognition is as follows:

	Fair Value Measurements at Reporting Date Using
Description	Balance as of December 31, 2011	Quote Prices in Active market for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets:
Foreign exchange forward contracts	64,954,682	-	64,954,682	-
Capped call options	16,408,445	-	-	16,408,445

Liabilities:
Foreign exchange forward contracts	5,524,497	-	5,524,497	-
Convertible senior notes	387,777,235	-	-	387,777,235

	Fair Value Measurements at Reporting Date Using
Description	Balance as of December 31, 2012	Quote Prices in Active market for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets:
Foreign exchange forward contracts	12,930,159	-	12,930,159	-
Capped call options	16,131,208	-	-	16,131,208

Liabilities:
Foreign exchange forward contracts	5,490,630	-	5,490,630	-
Convertible senior notes	483,581,668	-	-	483,581,668

The Group's foreign exchange forward contracts are not traded on an exchange, the Group values them using valuation models. The valuation of these contracts used interest rate yield curves and foreign exchange rates as the significant inputs in the valuation models. These inputs are observable in active markets over the terms of the instruments the Group holds.

Assets and liabilities measured at fair value on a recurring basis using significant unobservable inputs (Level 3 valuation)

A summary of changes in Level 3 fair value of convertible senior notes for the year ended December 31, 2012 was as follows:

Balance at January 1, 2012	387,777,235
Foreign exchange gain	(1,047,241)
Change in fair value of convertible senior notes	96,851,674
Balance at December 31, 2012	483,581,668

A summary of changes in Level 3 fair value of Capped call options for the year ended December 31, 2012 was as follows:

Balance at January 1, 2012	16,408,445
Foreign exchange gain	31,815
Change in fair value of capped call options	(309,052)
Balance at December 31, 2012	16,131,208

A summary of the assumptions used in the valuation of convertible senior notes and Capped call options was as follows:

	As of December 31,
	2011	2012
	RMB	RMB
Fair value of ADS	US$ 5.00	US$ 6.21
Strike Price	US$ 33.75	US$ 33.75
Risk Free Interest Rate	0.72%	0.47%
Dividend Yield	0%	0%
Standard Volatility	112.22%	87.56%

Change in fair value of derivatives

The Change in fair value of derivatives recognized in earnings was as follows:

	For the year ended December 31,
	2010	2011	2012
	RMB	RMB	RMB
Foreign exchange forward contracts	98,039,341	36,604,889	(9,043,079)
Embedded derivatives	54,938	-	-
Convertible senior notes	-	398,030,217	(96,851,674)
Capped call options	-	(98,282,510)	(309,052)
Total	98,094,279	336,352,596	(106,203,805)

Non-recurring change in fair value

As of December 31, 2011

Fair Value Measurements at Reporting Date Using
Description	Balance as of December 31, 2011	Quote Prices in Active market for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total (losses)
Goodwill	-	-	-	-	RMB45,645,832

The goodwill relating to the acquisition of Zhejiang Jinko has been fully impaired of RMB45,645,832 (Note 3).

As of December 31, 2012

Fair Value Measurements at Reporting Date Using
Description	Balance as of December 31, 2012	Quote Prices in Active market for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total (losses)
Long-lived assets	RMB4,232,012,975			RMB4,232,012,975	RMB65,476,299

The long-lived assets represent property, plant and equipment for production of cell production line that had become obsolete (Note 10).

In accordance with the provisions of the Impairment or Disposal of Long-Lived Assets Subsections of FASB Codification Subtopic 360-10, long-lived assets held and used with a carrying amount of RMB65,476,299 were written down to their fair value of RMB 0, resulting in an impairment charge of RMB65,476,299, which was calculated based on Level 3 Inputs and included in earnings for the period.

RESTRICTED NET ASSETS	12 Months Ended
Dec. 31, 2012
RESTRICTED NET ASSETS [Abstract]
RESTRICTED NET ASSETS
28.	RESTRICTED NET ASSETS

Relevant PRC laws and regulations permit payments of dividends by the Company's PRC subsidiaries only out of their retained earnings, if any, as determined in accordance with PRC GAAP. In addition, the statutory general reserve fund requires annual appropriations of 10% of net after-tax income to be set aside prior to payment of any dividends by the Company's PRC subsidiaries that are registered as wholly owned foreign investment enterprises or domestic enterprises. As a result of these and other restrictions under PRC laws and regulations, the PRC subsidiaries are restricted in their ability to transfer a portion of their net assets to the Company either in the form of dividends, loans or advances. Even though the Company does not currently require any such dividends, loans or advances from the Company's PRC subsidiaries for working capital or other funding purposes, it may in the future require additional cash resources from the PRC subsidiaries due to changes in business conditions, to fund future acquisitions and development, or merely declare dividends or make distributions to the Company's shareholders. Restricted net assets were RMB3,131,747,833, 37% of total assets as of December 31, 2012.

SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2012
SUBSEQEUENT EVENTS [Abstract]
SUBSEQUENT EVENTS
29.	SUBSEQUENT EVENTS

Subsequent to December 31, 2012, the Group obtained additional short-term and long-term bank borrowings (Note 17).

On January 29, 2013, the Group issued unsecured six-year bonds with an aggregate principal amount of RMB800 million which bears a fixed annual interest rate of 8.99% and will mature on January 29, 2019. At the end of the third year in the life of the bonds, the Group has the option to raise the interest rate by up to 100 basis points, and the bondholders will have the right to require the Company to repurchase all or part of their bonds, at such time. The proceeds from the issuance of the bonds were originally intended to be used for capital expenditure of solar cell and modules facility. The Group has changed the purpose of use of proceeds to develop solar power plant plants with RMB 640 million and for working capital purpose of RMB 160 million prior to the required approval by the bond holders as well as filing with the relevant government authority. A bond holders meeting held on April 25, 2013 approved the change of the usage and as of the date of report, the Group is in the process of the filing with relevant government authority.

On March19, 2013, the Group entered into loan facilities for an aggregate principal amount of RMB360 million and a term of 15 years with China Development Bank. The Company will use the financing to develop its domestic solar power plant projects.

ADDITIONAL INFORMATION-CONDENSED FINANCIAL STATEMENTS OF THE PARENT COMPANY	12 Months Ended
Dec. 31, 2012
ADDITIONAL INFORMATION-CONDENSED FINANCIAL STATEMENTS OF THE PARENT COMPANY [Abstract]
ADDITIONAL INFORMATION-CONDENSED FINANCIAL STATEMENTS OF THE PARENT COMPANY
30.	ADDITIONAL INFORMATION-CONDENSED FINANCIAL STATEMENTS OF THE PARENT COMPANY

The separate condensed financial statements of the Company as presented below have been prepared in accordance with Securities and Exchange Commission Regulation S-X Rule 5-04 and Rule 12-04 and present the Company's investments in its subsidiaries under the equity method of accounting. Such investment is presented on separate condensed balance sheets of the Company as "Investments in subsidiaries " and the Company's shares of the profit or loss of subsidiaries are presented as "Share of (loss) / income from subsidiaries" in the statements of operations.

The Company did not have any significant commitment, long term obligation, or guarantees as of December 31, 2011 and 2012.

Certain information and footnote disclosures normally included in financial statements prepared in accordance with US GAAP have been condensed and omitted. The footnote disclosures contain supplemental information relating to the operations of the Company, as such, these statements should be read in conjunction with the notes to the consolidated financial statements of the Company.

Condensed statements of operations:

	Year ended December 31,
	2010	2011	2012	2012
	RMB	RMB	RMB	USD
				(Note 2 (aj))
Net revenues	-	-	-	-
Cost of revenues	-	-	-	-

Gross profit	-	-	-	-

Total operating expenses	(5,867,589)	(7,319,613)	(8,459,461)	(1,357,838)

Loss from operations	(5,867,589)	(7,319,613)	(8,459,461)	(1, 357,838)
Convertible senior notes issuance costs	-	(24,463,052)	-	-
Share of income /(loss) from subsidiaries and affiliates	884,060,266	26,457,224	(1,405,807,872)	(225,647,722)
Interest income/(expense), net	1,342	(19,844,874)	(31,043,624)	(4,982,847)
Exchange gain/(loss)	291,950	(1,204,936)	49,615	7,964
Other expense	3,332,320	(29,637)	-	-
Change in fair value of embedded derivative	54,938	-	-	-
Change in fair value of convertible senior notes and capped call option	-	299,747,707	(97,160,726)	(15,595,372)
Income before income tax expenses	881,873,227	273,342,819	(1,542,422,068)	(247,575,815)
Income tax expenses	-	-	-	-
Net income for the year	881,873,227	273,342,819	(1,542,422,068)	(247,575,815)
Series A Redeemable Convertible Preferred Shares accretion	(13,433,242)	-	-	-
Series B Redeemable Convertible Preferred Shares accretion	(17,479,734)	-	-	-
Allocation to preferred shareholders	(15,156,606)	-	-	-

Net income/(loss) attributable to JinkoSolar Holding Co., Ltd.'s ordinary shareholders	835,803,645	273,342,819	(1,542,422,068)	(247,575,815)

Condensed balance sheets:

	December 31, 2011	December 31, 2012	December 31, 2012
	RMB	RMB	USD
			(Note 2 (aj))
ASSETS
Current assets:
Cash and cash equivalents	17,279,974	2,260,713	362,869
Due from subsidiaries	583,271,399	545,695,322	87,590,139
Other current assets	33,681,614	27,551,909	4,422,386
Total current assets	634,232,987	575,507,944	92,375,394
Investments in subsidiaries	2,703,338,634	1,325,667,558	212,784,315
Capped call option	16,408,445	16,131,208	2,589,237
Total assets	3,353,980,066	1,917,306,710	307,748,946

LIABILITIES
Current liabilities:
Due to subsidiaries	65,331,777	61,197,969	9,822,952
Other current liabilities	5,680,539	7,404,779	1,188,549
Total current liabilities	71,012,316	68,602,748	11,011,501
Convertible senior notes	387,777,235	483,581,668	77,620,210
Total liabilities	458,789,551	552,184,416	88,631,711
Shareholders' Equity
Ordinary shares (US$0.00002 par value, 500,000,000 shares authorized, 89,435,058 and 88,758,778 shares issued and outstanding as of December 31, 2011and 2012, respectively)	13,200	13,202	2,119
Additional paid-in capital	1,507,224,827	1,524,728,796	244,735,846
Treasury stock, at cost; 1,028,920 and 1,723,200 shares of ordinary shares as of December 31, 2011 and 2012, respectively	(8,354,423)	(13,875,553)	(2,227,180)
Retained earnings/(accumulated losses)	1,396,441,522	145,980,546	23,431,494
Accumulated other comprehensive loss	(134,611)	236,395	37,944
Total Shareholders' Equity	2,895,190,515	1,365,122,294	219,117,235

Total liabilities and shareholders' equity	3,353,980,066	1,917,306,710	307,748,946

The balance due from subsidiaries represented the expenses paid on behalf by the Company for its subsidiaries.

Other current assets mainly represented the prepaid insurance premium, prepaid rent and other miscellaneous expenses.

The balance due to subsidiaries represented the professional service fees paid by Jiangxi Jinko.

Other current liabilities represented accrual for unpaid professional service fees.

The Company has long term obligations arising from the issuance of Convertible Senior Notes (See Note 21 of the notes to the consolidated financial statements).

Condensed statements of cash flows:

	For the years ended
	2010	2011	2012	2012
	RMB	RMB	RMB	USD
				(Note 2 (al))
Cash flows from operating activities:
Net income	881,873,227	273,342,819	(1,542,422,068)	(247,575,815)
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Change in fair value of embedded derivatives	(54,938)	-	-	-
Change in fair value of convertible senior notes	-	(398,030,217)	96,851,674	15,545,766
Change in fair value of capped call option	-	98,282,510	309,052	49,606
Share of (income)/loss from subsidiaries	(884,060,266)	(26,457,224)	1,405,807,872	225,647,722
Exchange (gain)/loss	(291,950)	1,204,936	(49,615)	(7,964)
Changes in operating assets and liabilities:
(Increase)/decrease in due from subsidiaries	(1,662,280)	(571,729,995)	27,696,952	4,445,668
Decrease/(increase) in other current assets	2,795,634	2,567,600	769,436	123,503
Increase in due to a subsidiary	16,417,507	44,435,210	(4,133,808)	(663,522)
(Decrease)/increase in other current liabilities	(886,756)	(19,959,953)	647,916	104,000
Net cash from/(used in) operating activities	14,130,178	(596,344,314)	(14,522,589)	(2,331,036)

Cash flows from investing activities:
Investments in subsidiaries	(821,266,865)	-	(543,555)	(87,247)
Net cash used in investing activities	(821,266,865)	-	(543,555)	(87,247)

Cash flows from financing activities:
Proceeds from issuance of ordinary shares	814,286,284	-	-	-
Proceeds from exercise of share options	2,076,090	3,759,081	-	-
Proceeds from issuance of convertible senior notes	-	812,525,000	-	-
Repurchase of convertible senior notes	-	(5,222,773)	-	-
Cash paid for capped call option	-	(117,003,600)	-	-
Prepayment for share repurchase	-	(31,924,842)	-	-
Repurchase of common stock	-	(56,857,774)	-	-
Net cash provided by financing activities	816,362,374	605,275,092	-	-
Effect of foreign exchange rate changes on cash	(141,556)	(734,935)	46,883	7,525
Net increase in cash	9,084,131	8,195,843	(15,019,261)	(2,410,758)
Cash and cash equivalents, beginning of year	-	9,084,131	17,279,974	2,773,627
Cash and cash equivalents, end of year	9,084,131	17,279,974	2,260,713	362,869

Supplemental disclosure of non-cash investing and financing cash flow information
Shares repurchase utilized prepayment made in prior year	-	-	5,521,130	886,202
Proceeds from exercise of share options received in subsequent year	-	-	160,861	25,820

PRINCIPAL ACCOUNTING POLICIES (Policy)	12 Months Ended
Dec. 31, 2012
PRINCIPAL ACCOUNTING POLICIES [Abstract]
Basis of presentation and use of estimates

a. Basis of presentation and use of estimates

The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America ("U.S. GAAP").

The preparation of consolidated financial statements in conformity with U.S. GAAP requires management of the Company to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The Group bases its estimates on historical experience and various other factors believed to be reasonable under the circumstances, the results of which form the basis for making judgments about the carrying value of assets and liabilities that are not readily apparent from other sources. Significant accounting estimates reflected in the Company's consolidated financial statements include allowance for doubtful receivables, provision for inventories and advances to suppliers, impairment of long-lived assets, the economic useful lives of property, plant and equipment and intangible assets, assumptions used in purchase price allocation, assumptions used to measure impairment of goodwill, property, plant and equipment, project assets and intangible assets, certain accrued liabilities including accruals for warranty costs, accounting for share-based compensation, fair value measurements, legal contingencies, and income taxes and related tax valuation allowance, and the assessment of going concern assumption as discussed below.

The Company has negative working capital at December 31, 2012. Management believes that the Company's current cash position as of December 31, 2012, the cash expected to be generated from operations and funds available from borrowings under the bank quotas will be sufficient to meet the Company's working capital and capital expenditure requirements for at least the next twelve months from December 31, 2012. However, given that certain bank borrowings and bonds are due within the near term future (Note 16 and Note 17), and possible exercise of the put option of the convertible senior notes on May 14, 2014 (Note 21), sufficient funds may not be available to the Company. Accordingly, the Company may need to reduce discretionary spending and raise additional funds through public or private equity or debt financing. Any additional equity financing may be dilutive to stockholders and debt financing, if available, may involve covenants that would restrict the Company.

Additional funds may not be available on terms favourable to the Company or at all. Failure to manage discretionary spending or raise additional capital or debt financing as required may adversely impact the Company's ability to achieve its intended business objectives. The Company believes, although it is not certain, that it will be able to maintain compliance with the convertible senior notes covenants including the put option on May 15, 2014 and repay short term borrowings and other liabilities as those become due for at least the next twelve months from December 31, 2012, and as such, these financial statements are prepared under the going concern assumption which contemplates the realization of assets and the liquidation of liabilities in the ordinary course of business.

Consolidation

b. Consolidation

The consolidated financial statements include the financial statements of the Company and its subsidiaries. All significant transactions and balances among the Company and its subsidiaries have been eliminated upon consolidation.

For the Company's majority-owned subsidiaries, non-controlling interests is recognized to reflect the portion of their equity which is not attributable, directly or indirectly, to the Group.

The Group has revised the statement of cash flows for 2011 to correct the classification of a RMB 31,924,842 cash outflow related to prepayment for share repurchases from operating activities to financing activities. The impact of the revision was not material to the previously reported net total cash flows from operating activities and net total cash flows from financing activities.

Foreign currency translation

c. Foreign currency translation

The Group's reporting currency is the Renminbi ("RMB"), the official currency in the PRC. The Company and certain subsidiaries use RMB as their functional currency. Transactions denominated in currencies other than the functional currency are translated into the functional currency at the exchange rates quoted by the People's Bank of China (the "PBOC") prevailing at the dates of the transactions. Gains and losses resulting from foreign currency transactions are included in the consolidated statements of operations. Monetary assets and liabilities denominated in foreign currencies are translated into RMB using the applicable exchange rates quoted by the PBOC at the applicable balance sheet dates. All such exchange gains or losses are included in exchange loss in the consolidated statements of operations.

For consolidation purpose, the financial statements of the Company's subsidiaries whose functional currencies are other than the RMB are translated into RMB using exchange rates quoted by PBOC. Assets and liabilities are translated at the exchange rates at the balance sheet date, equity accounts are translated at historical exchange rates and revenues, expenses and gains and losses are translated using the average exchange rates for the year. Translation adjustments are reported as cumulative translation adjustments and are shown as a separate component of in accumulated other comprehensive income in the consolidated statement of comprehensive income/ (loss).

The RMB is not a freely convertible currency. The PRC State Administration for Foreign Exchange, under the authority of the People's Bank of China, controls the conversion of RMB into foreign currencies. The value of the RMB is subject to changes in central government policies and to international economic and political developments affecting supply and demand in China's foreign exchange trading system market. The Company's aggregate amount of cash, cash equivalents and restricted cash denominated in RMB amounted to RMB461.7 million and RMB382.8million as of December 31, 2011 and 2012, respectively.

Cash and cash equivalents

d. Cash and cash equivalents

Cash and cash equivalents represent cash on hand and demand deposits placed with banks or other financial institutions, which have original maturities of three months or less.

Restricted cash

e. Restricted cash

Restricted cash represents deposits legally held by a bank which are not available for the Group's general use. These deposits are held as collateral for issuance of letters of credit or guarantee, bank acceptance notes to vendors for purchase of machinery and inventories and forward contracts.

Short-term investments

f. Short-term investments

Short-term investments represent the bank time deposits with original maturities longer than three months and less than one year. As of December 31, 2012, RMB662.8 million of short-term investments were held as collateral for issuance of letters of credit, guarantee or bank acceptance notes, compared with RMB448.4 million of short-term investments held as collateral for issuance of letters of credit, guarantee or bank acceptance notes as of December 31, 2011.

Notes receivable and payable

g. Notes receivable and payable

The Group accepts bank acceptance notes from customers in China in the normal course of business. The Group may discount these notes with banks in China or endorse these notes with its suppliers to clear its accounts payable. Notes that have been discounted with banks or endorsed with suppliers are derecognized from the consolidated balance sheets when the criteria for sale treatment are met.

The Group also issues bank acceptance notes to its suppliers in China in the normal course of business. The Group classified the changes in notes payable and the restricted cash held as collateral for issuance of bank acceptance notes as financing activities.

Notes receivable and payable are typically non-interest bearing and have maturities of less than six months.

Accounts receivable

h. Accounts receivable

Specific provisions are made against accounts receivable for estimated losses resulting from the inability of the Group's customers to make payments. The Group periodically assessed accounts receivable balances to determine whether an allowance for doubtful accounts should be made based upon historical bad debts, specific customer creditworthiness and current economic trends. Accounts receivable in the balance sheets are stated net of such provision, if any. Before approving sales to each customer, the Group conducts a credit assessment for each customer to evaluate the collectability of such sales. The assessment usually takes into consideration the credit worthiness of such customer and its guarantor, if any, the Group's historical payment experience with such customer, industry-wide trends with respect to credit terms, including the terms offered by competitors, and the macro-economic conditions of the region to which sales will be made. The Group will execute a sales order with a customer and arrange for shipment only if its credit assessment concludes that the collectability with such customer is reasonably assured. The Group may also from time to time require security deposits from certain customers to minimize its credit risk. After the sales are made, the Group closely monitors the credit situation of each customer on an on-going basis for any subsequent change in its financial position, business development and credit rating, and will evaluate whether any of such adverse change warrants further action to be taken by the Group, including asserting claims and/or initiating legal proceedings against the customer and/or its guarantor, as well as making provisions. It is also the Group's general practice to suspend further sales to any customer with significant overdue balances. The receivable from insurance is only recorded when insurance claim has been submitted to the insurance company and been accepted and acknowledged by the carrier and recovery is considered reasonably assured. Upon recording the recovery, the bad debt expense is reduced.

Short-term and long-term advances to suppliers

i. Short-term and long-term advances to suppliers

The Group provides short-term and long-term advances to secure its raw material needs, which are then offset against future purchases. The Group continually assesses the credit quality of its suppliers and the factors that affect the credit risk. If there is deterioration in the creditworthiness of its suppliers, the Group will seek to recover its advances to suppliers and provide for losses on advances which are akin to receivables in operating expenses because of suppliers' inability to return its advances. Recoveries of the allowance for advances to supplier are recognized when they are received. The Company classified short-term and long-term advances to suppliers based on management's best estimate of the expected purchase in the next twelve-months as of the balance sheet date and the Group's ability to make requisite purchases under existing supply contracts. The balances expected to be utilized outside of the 12 months are recorded in advances to suppliers to be utilized beyond one year. A provision of advance to suppliers of nil, RMB 652,937, and RMB227,073,440 was recorded for the years ended December 31, 2010, 2011 and 2012, respectively. The Group has reclassified "provision for advance to suppliers" to a separate line item from "General and administrative expenses" for the year ended December 31, 2011 to conform to the current period presentation in the consolidated statement of operation due to that the provision for advance to suppliers was not significant in 2011 (Note 7).

Inventories

j. Inventories

Inventories are stated at the lower of cost or market. Cost is determined using the weighted average method. Provisions are made for excess, slow moving and obsolete inventories as well as for inventories with carrying values in excess of market. Certain factors could impact the realizable value of inventory, so the Group continually evaluates the recoverability based on assumptions about customer demand and market conditions. The evaluation may take into consideration historical usage, expected demand, anticipated sales price, new product development schedules, the effect new products might have on the sale of existing products, product obsolescence, customer concentrations, and other factors. The reserve or write-down is equal to the difference between the cost of inventory and the estimated market value based upon assumptions about future demand and market conditions. If actual market conditions are less favorable than those projected by management, additional inventory reserves or write-downs may be required that could negatively impact the Group's gross margin and operating results. If actual market conditions are more favorable, the Group may have higher gross margin when products that have been previously reserved or written down are eventually sold. The sale of previously reserved inventory did not have a material impact on our gross margin percentage for any of the years presented.

In addition, the Group analyzes its firm purchase commitments, which currently consist primarily of the long-term fixed price polysilicon supplier agreements, at each period end. Provision is made in the current period when the anticipated inventories cost from future execution of such supplier agreement is in excess of market. There was no loss provision recorded related to these long-term contracts for each of the three years ended December 31, 2010, 2011 and 2012.

Property, plant and equipment, net

k. Property, plant and equipment, net

Property, plant and equipment are stated at cost less accumulated depreciation. Cost includes the prices paid to acquire or construct the assets, interest capitalized during the construction period and any expenditure that substantially extends the useful life of an existing asset. Depreciation, taking into consideration any estimated residual value, is computed using the straight-line method over the following estimated useful lives:

Buildings	20 years
Machinery and equipment	10 years
Furniture, fixture and office equipment	3-5 years
Motor vehicles	4-5 years

Construction in progress primarily represents the construction of new production line. Costs incurred in the construction are capitalized and transferred to property, plant and equipment upon completion, at which time depreciation commences.

Expenditures for repairs and maintenance are expensed as incurred. The gain or loss on disposal of property, plant and equipment, if any, is the difference between the net sales proceeds and the carrying amount of the disposed assets, and is recognized in the consolidated statement of operations upon disposal.

Interest Capitalization

l. Interest Capitalization

The interest cost associated with major development and construction projects is capitalized and included in the cost of the property, plant and equipment or project assets. Interest capitalization ceases once a project is substantially complete or no longer undergoing construction activities to prepare it for its intended use. When no debt is specifically identified as being incurred in connection with a construction project, the Group capitalizes interest on amounts expended on the project at the Group's weighted average cost of borrowed money. Interest expense capitalized for the years ended December 31, 2010, 2011 and 2012 were RMB2,147,440, RMB3,505,464 and RMB7,507,649, respectively.

Project assets

m. Project assets

Project assets consist primarily of costs relating to construction of solar power plants at various stages of development. These costs include costs for land and costs for developing and constructing PV solar power plants. While the project assets are not constructed for any specific customers, the Group intends to sell the project assets upon their completion. Upon completion of development and connection of the solar power plants, income generated from connection to the grid is recognized as revenue and the project assets are amortized over the expected life of 20 years.

The Group has reclassified the 2011 balance of RMB 272,504,672 from Property, Plant and Equipment to conform to the current period presentation in the Consolidated Balance Sheet. These reclassifications had no impact on previous reported total non-current assets and total assets.

The Group has reclassified the 2011 amount of RMB 235,198,641 from purchase of property, plant and equipment to construction of project assets to conform to the current period presentation in the Consolidated Statement of Cash Flows. The Group has separately presented the 2011 balance of RMB 37,306,301 from purchase of property, plant and equipment included in other payable to purchase of project assets included in other payable to conform to the current period presentation in the supplemental disclosure of non-cash investing and financing cash flow information section of the Consolidated Statement of Cash Flows. These reclassifications had no impact on previous reported net total cash used in investing activities.

Land use rights

n. Land use rights

Land use rights represent fees paid to obtain the right to use land in the PRC. Amortization is computed using the straight-line method over the terms specified in land use right certificates of 50 years or 70 years, as applicable.

Intangible assets

o. Intangible assets

Intangible assets include purchased software and fees paid to register trademarks, which are amortized on a straight-line basis over their estimated useful lives, which are 5 or 10 years.

Goodwill

p. Goodwill

Goodwill represents the excess of (i) the aggregate of (a) the consideration transferred measured in accordance with ASC 805, which generally requires acquisition-date fair value; (b) the fair value of any noncontrolling interests in the acquiree; and (c) in a business combination achieved in stages, the acquisition-date fair value of the acquirer's previously held equity interest in the acquiree over (ii) the fair value of the identifiable net assets of the acquiree. If the consideration transferred is less than the fair value of the net assets acquired, the difference is recognized as a gain directly in the consolidated statement of operations. In a business combination, any acquired intangible assets that do not meet separate recognition criteria as specified in ASC 805 are recognized as goodwill.

Goodwill is tested for impairment annually or more frequently if events or changes in circumstances indicate that it might be impaired. In December of each year, the Company tests impairment of goodwill at the reporting unit level and recognizes impairment in the event that the carrying value exceeds the fair value of each reporting unit. The Company performs a two-step goodwill impairment test. The first step, identifying potential impairment, compares the fair values of each reporting unit to its carrying amount, including goodwill. If the carrying value of the reporting unit exceeds its fair value, the second step would need to be conducted; otherwise, no further steps are necessary as no potential impairment exists. The second step, measuring the impairment loss, compares the implied fair value of the reporting unit goodwill with the carrying amount of that goodwill. Any excess of the reporting unit goodwill carrying value over the respective implied value is recognized as an impairment loss.

An impairment loss of nil, RMB45,645,832 and nil was recorded for the years ended December 31,2010, 2011 and 2012, respectively. See Note 3. "Goodwill" to the Company's consolidated financial statements for additional information on the Company's goodwill impairment tests.

Business combination

q. Business combination

The Group accounts for business combinations using the acquisition method of accounting. This method requires that the acquisition consideration to be allocated to the assets, including separately identifiable intangible assets, and the liabilities that the Company acquires based on their estimated fair values. The Group makes estimates and judgments in determining the fair value of the acquired assets and liabilities based on its experience with similar assets and liabilities in similar industries. If different judgments or assumptions were used, the amounts assigned to the individual acquired assets or liabilities could be materially different.

Investments in affiliates

r. Investments in affiliates

The Group holds equity investments in affiliates for which it does not have a controlling financial interest, but has the ability to exercise significant influence over the operating and financial policies of the investee. These investments are accounted for under equity method of accounting wherein the Group records its' proportionate share of the investees' income or loss in its consolidated financial statements.

Investments are evaluated for impairment when facts or circumstances indicate that the fair value of the investment is less than its carrying value. An impairment is recognized when a decline in fair value is determined to be other-than-temporary. The Group reviews several factors to determine whether a loss is other-than-temporary. These factors include, but are not limited to, the: (1) nature of the investment; (2) cause and duration of the impairment; (3) extent to which fair value is less than cost; (4) financial conditions and near term prospects of the issuers; and (5) ability to hold the security for a period of time sufficient to allow for any anticipated recovery in fair value.

Impairment of long-lived assets

s. Impairment of long-lived assets

The Group's long-lived assets include property, plant and equipment, project assets and other intangible assets with finite lives. The Group's business requires heavy investment in manufacturing equipment that is technologically advanced, but can quickly become significantly under-utilized or rendered obsolete by rapid changes in demand for solar power products produced with those equipment.

Long-lived assets are reviewed for impairment whenever events or changes in circumstances indicate that carrying amount of an asset may not be recoverable. Factors considered important that could result in an impairment review include significant underperformance relative to expected historical or projected future operating results, significant changes in the manner of use of acquired assets and significant negative industry or economic trends. The Group may recognize impairment of long-lived assets in the event the net book value of such assets exceeds the future undiscounted cash flows attributable to these assets. If the total of the expected undiscounted future net cash flows is less than the carrying amount of the asset, a loss, if any, is recognized for the difference between the fair value of the asset and its carrying value. Fair value is generally measured based on either quoted market prices, if available, or discounted cash flow analyses. .

Leases

t. Leases

Leases are classified as capital or operating leases. A lease that transfers to the lessee substantially all the benefits and risks incidental to ownership is classified as a capital lease. At inception, a capital lease is recorded at the present value of minimum lease payments or the fair value of the asset, whichever is less. Assets under capital leases are amortized on a basis consistent with that of similar fixed assets or the lease term, whichever is less. Operating lease costs are recognized on a straight-line basis over the lease term.

Revenue recognition

u. Revenue recognition

The Group recognizes revenue for product sales when persuasive evidence of an arrangement exists, delivery of the product has occurred and title and risk of loss has passed to the customer, the sales price is fixed or determinable and the collectability of the resulting receivable is reasonably assured. For all sales, the Group requires a contract or purchase order which quantifies pricing, quantity and product specifications.

For sales of photovoltaic products from PRC to foreign customers, delivery of the products generally occurs at the point in time the product is delivered to the named port of shipment, which is when the risks and rewards of ownership are transferred to the customer. For sales of PV products to domestic customers in PRC or by foreign subsidiaries, delivery of the product occurs generally at the point in time the product is received by the customer, which is when the risks and rewards of ownership have been transferred. In the case of sales that are contingent upon customer acceptance, revenue is not recognized until the deliveries are formally accepted by the customers.

The Group enters into certain sales contracts with retainage terms during 2012, under which customers were allowed to withhold payment of 5% to 10% of the full contract price as retainage after a specified period which generally range from one year to two years (the "Retainage Period"). Given the limited experience the Group has with respect to the collectability of the retainage, the Group defers recognition of the retainage as revenue until the customers pay it after the Retainage Period expires. As of December 31, 2012, the total amounts of retainage that were not recognized as revenue were RMB121,814,534.

The Group offers to its solar modules customers the right to return or exchange defective products within a prescribed period if the volume of the defective products exceeds a certain percentage of the shipment as specified in the individual sales contract. For the solar module sales contracts signed subsequent to October 1, 2010, the Group no longer offers the rights to return and refund to its customers. Actual returns were 0.2% of total sales for the years ended December 31, 2010.

The Group provides solar power product processing services to customers and the revenue of processing services is recognized upon completion which is generally evidenced by delivery of processed products to the customers.

The Company recognizes revenue related to solar system integration projects on the percentage-of-completion method. The Company estimates its revenues by using the cost-to-cost method, whereby it derives a ratio by comparing the costs incurred to date to the total costs expected to be incurred on the project. The Company applies the ratio computed in the cost-to-cost analysis to the contract price to determine the estimated revenues earned in each period. When the Company determines that total estimated costs will exceed total revenues under a contract, it records a loss accordingly.

The Company recognized income from generated electricity as revenue upon completion of development and connection of the solar power plant to the grid.

Advance payments received from customers for the future sale of inventory are recognized as advances from third party customers in the consolidated balance sheets. Advances from third party customers are recognized as revenues when the conditions for revenue recognition described above have been satisfied. Advances from third party customers have been recognized as a current liability because the amount at each balance sheet date is expected to be recognized as revenue within twelve months.

In the PRC, value added tax ("VAT") at a general rate of 17% on invoice amount is collected on behalf of tax authorities in respect of the sales of product and is not recorded as revenue. VAT collected from customers, net of VAT paid for purchases, is recorded as a liability until it is paid to the tax authorities.

Cost of revenue

v. Cost of revenue

Cost of revenue includes production and indirect costs, as well as shipping and handling costs for raw materials purchase and provision for inventories.

Costs of revenue for integration projects, include all direct material, labor, subcontractor cost, and those indirect costs related to contract performance, such as indirect labor, supplies and tools. The Group recognizes job material costs as incurred costs when the job materials have been installed. The Group considers job materials to be installed materials when they are permanently attached or fitted to the solar power systems as required by the engineering design.

Warranty cost

w. Warranty cost

Solar modules produced by the Group are typically sold with either a 2-year or 5-year warranty for product defects, and a 10-year and 25-year warranty against declines of more than 10% and 20%, respectively, from the initial minimum power generation capacity at the time of delivery. Therefore, the Group is exposed to potential liabilities that could arise from these warranties. The potential liability is generally in the form of product replacement or repair.

Due to limited warranty claim history, the Group estimates warranty costs based on an assessment for its competitors' history while incorporating estimates of failure rates through its quality review. Consequently, the Group accrues the equivalent of 1% of gross revenues as a warranty liability to accrue the estimated cost of its warranty obligations. Actual warranty costs incurred for warranty claims by customers are recorded in and charged against the accrued warranty liability. To the extent that actual warranty costs differ from the estimates, the Group will prospectively revise its accrual rate. The Group began the sales of solar modules in the first half of 2009 and has not experienced any material warranty claims to-date in connection with declines in the power generation capacity of its solar modules or defects. The accrual for warranty cost as of December 31, 2010, 2011 and 2012 were RMB33,432,852, RMB96,463,635 and RMB130,517,641, respectively. The warranty costs were classified as current liabilities under other payables and accruals, and non-current liabilities under accrued warranty costs - non-current, respectively, which reflect our estimate of the timing of when the warranty expenditures will likely be made. For the years ended December 31, 2010, 2011 and 2012, warranty cost expenses were RMB31,705,135, RMB63,030,783 and RMB40,213,055, respectively. The utilization of the warranty accruals for the years ended December 31, 2010, 2011 and 2012 were nil, nil and RMB6,159,049.

We purchase warranty insurance policy which provides coverage for the product warranty services of our solar modules worldwide. Prepayment for warranty insurance premium is initially recorded as other assets and is amortized over the insurance coverage period. Prepayment for warranty insurance premium is not recorded as reduction of estimated warranty liabilities. Once the Company receives insurance recoveries, warranty expenses will be credited

Shipping and handling

x. Shipping and handling

Costs to ship products to customers are included in selling and marketing expenses in the consolidated statements of operations. Costs to ship products to customers were RMB57,261,154, RMB119,821,738 and RMB164,942,482for the years ended December 31, 2010, 2011 and 2012, respectively.

Research and development	y. Research and development Research and development costs are expensed when incurred.
Start-up costs

z. Start-up costs

The Company expenses all costs incurred in connection with start-up activities, including pre-production costs associated with new manufacturing facilities and costs incurred with the formation of new subsidiaries such as organization costs.

Income Taxes

aa. Income Taxes

Income taxes are accounted for under the asset and liability method. Deferred income tax assets and liabilities are recognized for the future tax consequences attributable to temporary differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and any tax loss and tax credit carry forwards. Deferred income tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred income tax assets and liabilities of a change in tax rates or tax laws is recognized in the consolidated statements of operations in the period the change in tax rates or tax laws is enacted. A valuation allowance is provided to reduce the amount of deferred income tax assets if it is considered more likely than not that some portion or all of the deferred income tax assets will not be realized.

The accounting for uncertain tax positions requires that the Company recognizes in the consolidated financial statements the impact of an uncertain tax position, if that position is more likely than not of being sustained upon examination, based on the technical merits of the position. Recognized income tax positions are measured at the largest amount that is greater than 50% likely of being realized. Changes in recognition or measurement are reflected in the period in which the change in judgment occurs. The Group's policy is to recognize, if any, tax related interest as interest expenses and penalties as general and administrative expenses. For periods presented, the Group did not have any interest and penalties associated with uncertain tax positions in the year ended December 31, 2010, 2011 and 2012 as there were no uncertain tax positions.

Commitments and Contingencies

ab. Commitments and Contingencies

Liabilities for loss contingencies arising from claims, assessments, litigation, fines and penalties and other sources are recorded when it is probable that a liability has been incurred and the amount can be reasonably estimated.

Financial guarantees

ac. Financial guarantees

The Group issues guarantees in favor of certain third parties. A guarantee requires the issuer to make payments to reimburse the holder for a loss it incurs when a specified debtor fails to make repayments to the holder, when the debtor's liability to the holder falls due.

A guarantee is initially recognized at the estimated fair value in the Group's consolidated balance sheets unless it becomes probable that the Group will reimburse the holder of the guarantee for an amount higher than the carrying amount, in which case the guarantee is carried in the Group's consolidated balance sheets at the expected amount payable to the holder. The guarantee is derecognized when the Group's obligation to the holder expires.

Fair value of financial instruments

ad. Fair value of financial instruments

The Company does not have any non-financial assets or liabilities that are recognized or disclosed at fair value in the financial statements on a recurring basis. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (also referred to as an exit price). A hierarchy is established for inputs used in measuring fair value that gives the highest priority to observable inputs and the lowest priority to unobservable inputs. Valuation techniques used to measure fair value shall maximize the use of observable inputs.

When available, the Company measures the fair value of financial instruments based on quoted market prices in active markets, valuation techniques that use observable market-based inputs or unobservable inputs that are corroborated by market data. Pricing information the Company obtains from third parties is internally validated for reasonableness prior to use in the consolidated financial statements. When observable market prices are not readily available, the Company generally estimates the fair value using valuation techniques that rely on alternate market data or inputs that are generally less readily observable from objective sources and are estimated based on pertinent information available at the time of the applicable reporting periods. In certain cases, fair values are not subject to precise quantification or verification and may fluctuate as economic and market factors vary and the Company's evaluation of those factors changes. Although the Company uses its best judgment in estimating the fair value of these financial instruments, there are inherent limitations in any estimation technique. In these cases, a minor change in an assumption could result in a significant change in its estimate of fair value, thereby increasing or decreasing the amounts of the Company's consolidated assets, liabilities, equity and net income.

The Company's financial instruments consist principally of cash and cash equivalents, restricted cash, short-term investments, accounts and notes receivable, forward contract receivable, other receivables, prepayments and other current assets, capped call options, accounts and notes payable, other payables and accruals, forward contract payables, bonds payable, short-term borrowings, long-term borrowings, guarantee liabilities and convertible senior notes.

The Company elects to classify the cash flows related to realized gain or loss on settlement of foreign exchange forward contracts as operating activities, which are based on the nature of the cash flows the derivative is economically hedging.

Government grants

ae. Government grants

Government grants related to technology upgrades and enterprise development are recognized as subsidy income when received. For the years ended December 31, 2010, 2011 and 2012, the Group received financial subsidies of RMB15,696,641, RMB25,553,802 and RMB40,902,610 from the local PRC government authorities, respectively. These subsidies were non-recurring, not refundable and with no conditions, including none related to specific use or disposition of the funds, attached. Such amounts were recorded as subsidy income in the consolidated statements of operations. There are no defined rules and regulations to govern the criteria necessary for companies to enjoy such benefits and the amount of financial subsidy is determined at the discretion of the relevant government authorities.

Government grants related to assets are initially recorded as other payables and accruals which are then deducted from the carrying amount when the assets are ready for use. The Company received government grant related to assets of RMB55,000,000, RMB91,611,300 and RMB119,820,411during the years ended December 31, 2010, 2011 and 2012, respectively.

Repurchase of share

af. Repurchase of share

When the Company's shares are purchased for retirement, the excess of the purchase price over its par value is recorded entirely to additional paid-in capital subject to the limitation of the additional paid in capital when the shares were originally issued. When the Company's shares are acquired for purposes other than retirement, the purchase price is shown separately as treasury stock.

Statutory reserves

ag. Statutory reserves

Zhejiang Jinko, as sino-foreign owned joint venture incorporated in the PRC, is required to make appropriations of net profits, after recovery of accumulated deficit, to (i) a general reserve fund, (ii) an enterprise expansion fund, and (iii) a staff bonus and welfare fund prior to distribution of dividends to investors. These reserve funds are set at certain percentage of after-tax profit determined in accordance with PRC accounting standards and regulations (the "PRC GAAP"). The percentage of net profit for appropriation to these funds is at the discretion of their board of directors.

Jiangxi Jinko, as a wholly foreign owned enterprise incorporated in the PRC, is required on an annual basis to make appropriations of net profits, after the recovery of accumulated deficit, to a general reserve fund and a staff bonus and welfare fund. These reserve funds are set at certain percentage of after-tax profit determined in accordance with the PRC GAAP. The percentage of the appropriation for general reserve fund is at least 10%, and the percentage of the appropriation for staff bonus and welfare fund is at the discretion of its boards of directors.

Except for the aforementioned subsidiaries, the Company's other subsidiaries, as domestic enterprises incorporated in the PRC, are required on an annual basis to make an appropriation of net profits, after the recovery of accumulated deficit, to a statutory reserve fund. The statutory reserve fund is set at the percentage of not lower than 10% of the after-tax profit determined in accordance with the PRC GAAP.

Once the level of the general reserve fund and the statutory reserve fund reach 50% of the registered capital of the underlying entities, further appropriations to these funds are discretionary. The Group's statutory reserves can only be used for specific purposes of enterprises expansion and staff bonus and welfare, and are not distributable to the shareholders except in the event of liquidation. Appropriations to these funds are accounted for as transfers from retained earnings to the statutory reserves.

During the years ended December 31, 2010, 2011 and 2012, the Group made total appropriations to these statutory reserves of RMB126,152,136, RMB14,397,530 and RMB56,894, respectively.

Segment reporting	ah. Segment reporting The Group has adopted ASC 280, Segment Reporting, for its segment reporting. The Group operates and manages its business as a single segment primarily in China.
Earnings (Loss) per share

ai. Earnings(Loss) per share

Basic earnings(loss) per share is computed by dividing net income(loss) attributable to ordinary shareholders by the weighted average number of ordinary shares outstanding during the period using the two-class method. Under the two-class method, net income is allocated between ordinary shares and other participating securities based on their participating rights. Diluted earnings(loss) per share is calculated by dividing net income(loss) attributable to ordinary shareholders, as adjusted for the change in income or loss as result from the assumed conversion of those participating securities, if any, by the weighted average number of ordinary and dilutive ordinary equivalent shares outstanding during the period. Ordinary share equivalents consist of the ordinary shares issuable upon the conversion of the convertible senior notes (using the if-converted method) and ordinary shares issuable upon the exercise of outstanding share options (using the treasury stock method). Potential dilutive securities are not included in the calculation of dilutive earnings per share if the effect is anti-dilutive.

Share-based compensation

aj. Share-based compensation

The Company's share-based payment transactions with employees, including share options, are measured based on the grant-date fair value of the equity instrument issued. The fair value of the award is recognized as compensation expense, net of estimated forfeitures, over the period during which an employee is required to provide service in exchange for the award, which is generally the vesting period.

Other comprehensive income (loss)

ak. Other comprehensive income/(loss)

Other comprehensive income/(loss) is defined as the change in equity during a period from non-owner sources. The Company's other comprehensive income/(loss) for each period presented is comprised of foreign currency translation adjustment of the Company's foreign subsidiaries whose assets and liabilities are translated from their respective functional currencies at exchange rates in effect at the balance sheet date, and revenues and expenses are translated at average exchange rates prevailing during the applicable period.

Convenience translation

al. Convenience translation

Translations of amounts from RMB into United States dollars ("US$" or "USD") are solely for the convenience of readers and were calculated at the rate of RMB6.2301 to US$1.00, the noon buying rate in effect on December 31, 2012, as set forth in the H.10 statistical release of the Federal Reserve Board. No representation is intended to imply that the RMB amounts could have been, or could be, converted, realized or settled into US$ at that rate on December 31, 2012, or at any other rate.

Recent accounting pronouncements

am. Recent accounting pronouncements

In May 2011, the FASB issued ASU 2011-04, "Fair Value Measurement (Topic 820): Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs". This ASU is the result of joint efforts by the FASB and International Accounting Standards Board to develop a single, converged fair value framework. The guidance is largely consistent with existing fair value measurement principles in U.S. GAAP. The guidance expands the existing disclosure requirements for fair value measurements and makes other amendments. The guidance is to be applied prospectively and is effective for interim and annual periods beginning after December 15, 2011. Early application is not permitted. We adopted the new guidance since January 1, 2012, and the adoption of this pronouncement did not have a significant effect on its consolidated financial statements.

In June 2011, the FASB issued ASU 2011-05, "Comprehensive Income (Topic 220), Presentation of Comprehensive Income." The ASU revises the manner in which entities present comprehensive income in their financial statements. The new guidance removes the presentation options in ASC 220, "Comprehensive Income," and requires entities to report components of comprehensive income in either (1) a continuous statement of comprehensive income or (2) two separate but consecutive statements. The ASU does not change the items that must be reported in other comprehensive income. In December 2011, the FASB issued ASU 2011-12, "Deferral of the Effective Date for Amendments to the Presentation of Reclassifications of Items Out of Accumulated Other Comprehensive Income in Accounting Standards Update No. 2011-05." This ASU defers the requirement in ASU 2011-05 that entities present reclassification adjustments for each component of accumulated other comprehensive income ("AOCI") in both net income and other comprehensive income on the face of the financial statements. ASU 2011-12 requires entities to continue to present amounts reclassified out of AOCI on the face of the financial statements or disclose those amounts in the notes to the financial statements. The effective date of ASU 2011-12 is consistent with ASU 2011-05, which is effective for fiscal years, and interim periods within those years, beginning after December 15, 2011 for public entities. We adopted this ASU since January 1, 2012, and changed the Company's presentation of comprehensive income in its consolidated financial statements.

In September 2011, the FASB issued ASU 2011-08, "Intangibles-Goodwill and Other (Topic 350): Testing Goodwill for Impairment". This ASU permits an entity to first assess qualitative factors to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying amount as a basis for determining whether it is necessary to perform the two-step goodwill impairment test described in Topic 350. The more-likely-than-not threshold is defined as having a likelihood of more than 50 percent. The amendments in this ASU apply to all entities, both public and nonpublic, that have goodwill reported in their financial statements. The amendments are effective for annual and interim goodwill impairment tests performed for fiscal years beginning after December 15, 2011. Early adoption is permitted, including for annual and interim goodwill impairment tests performed as of a date before September 15, 2011, if an entity's financial statements for the most recent annual or interim period have not yet been issued or, for nonpublic entities, have not yet been made available for issuance. We adopted the new guidance since January 1, 2012, and the adoption of this pronouncement did not have a significant effect on its consolidated financial statements.

On December 16, 2011, the FASB issued ASU 2011-11, "Balance Sheet (Topic 210): Disclosures about Offsetting Assets and Liabilities," which contains new disclosure requirements regarding the nature of an entity's rights of setoff and related arrangements associated with its financial instruments and derivative instruments. The new disclosures are designed to make financial statements that are prepared under US GAAP more comparable to those prepared under IFRSs. To facilitate comparison between financial statements prepared under US GAAP and IFRSs, the new disclosures will give financial statement users information about both gross and net exposures. The new disclosure requirements are effective for annual reporting periods beginning on or after January 1, 2013, and interim periods therein; retrospective application is required. The Company does not expect that the adoption of this ASU will have a material effect on its consolidated financial statements.

In July 2012, the FASB issued ASU 2012-02, Intangibles - Goodwill and Other (Topic 350), Testing Indefinite-Lived Intangible Assets for Impairment. ASU 2012-02 gives companies an option to first assess qualitative factors to determine whether the existence of events and circumstances indicate it is more-likely-than-not that an indefinite-lived intangible asset is impaired. If based on its qualitative assessment, a company concludes that it is more-likely-than-not that the fair value of an indefinite-lived intangible asset is less than its carrying amount, quantitative impairment testing is required. However, if a company concludes otherwise, quantitative impairment testing is not required. ASU 2012-02 is effective for annual and interim impairment tests performed for fiscal years beginning after September 15, 2012, with early adoption permitted. The Company does not expect the adoption of this accounting standard in the first quarter of 2013 to have an impact on its consolidated financial statements.

In February 2013, the FASB issued ASU 2013-02, "Comprehensive Income: Reporting of Amounts Reclassified Out of Accumulated Other Comprehensive Income". This update does not change the current requirements for reporting net income or other comprehensive income in financial statements. However, this update requires an entity to provide information about the amounts reclassified out of accumulated other comprehensive income by component. In addition, an entity is required to present, either on the face of the statement where net income is presented or in the notes, significant amounts reclassified out of accumulated other comprehensive income by the respective line items of net income but only if the amount reclassified is required under U.S. GAAP to be reclassified to net income in its entirety in the same reporting period. For other amounts that are not required under U.S. GAAP to be reclassified in their entirety to net income, an entity is required to cross-reference to other disclosures required under U.S. GAAP that provide additional detail about those amounts. This update is effective prospectively for reporting periods beginning after December 15, 2012 for public entities. The Company does not expect the adoption of this accounting standard beginning on January 1, 2013 to have a material impact on its consolidated financial statements.

ORGANIZATION AND NATURE OF OPERATIONS (Tables)	12 Months Ended
Dec. 31, 2012
ORGANIZATION AND NATURE OF OPERATIONS [Abstract]
Schedule of Subsidiaries

The following table sets forth information concerning the Company's major subsidiaries as of December 31, 2012:

Subsidiaries	Date of Incorporation /Acquisition	Place of Incorporation	Percentage of Ownership

JinkoSolar Technology Limited ("Paker")	November 10, 2006	Hong Kong	100%

JinkoSolar International Limited ("JinkoSolar International")	November 25, 2009	Hong Kong	100%

Jinko Solar Co., Ltd. ("Jiangxi Jinko")	December 13, 2006	PRC	100%

Jinko Solar Import and Export Co., Ltd. ("Jinko Import and Export")	December 24, 2009	PRC	100%

Zhejiang Jinko Solar Co., Ltd.("Zhejiang Jinko")	September 30, 2009	PRC	100%

Zhejiang Jinko Trading Co., Ltd.("Zhejiang Trading")	June 13, 2010	PRC	100%

Delingha Ruiqida Solar Power Co., Ltd ("Delingha Solar Power")	December 6, 2011	PRC	88.7%

Jiangxi Photovoltaic Materials Co., Ltd ("Jiangxi Materials")	December 1, 2010	PRC	100%

JinkoSolar (Switzerland) AG("Jinko Switzerland")	May 3, 2011	Switzerland	100%

JinkoSolar GmbH ("Jinko GmbH")	April 1, 2010	Germany	100%

JinkoSolar (U.S.) Inc. ("Jinko US")	August 19, 2010	USA	100%

JinkoSolar (US) Holdings Inc.("Jinko US Holding")	June 7, 2011	USA	100%

JinkoSolar Italy S.R.L. ("Jinko Italy")	July 8, 2011	Italy	100%

JinkoSolar SAS ("Jinko France")	September 12, 2011	France	100%

Jinko Solar Canada Co., Ltd ("Jinko Canada")	November 18, 2011	Canada	100%

Jinko Solar Australia Holdings Co. Pty Ltd ("Jinko Australia")	December 7, 2011	Australia	100%

Gansu Longchang Solar Power Co., Ltd. ("Longchang")	April26, 2012	PRC	100%

Hainanzhou Zhongnan Solar Electricity Co., Ltd. ("Hainanzhou")	July 30, 2012	PRC	100%

REVENUES (Tables)	12 Months Ended
Dec. 31, 2012
REVENUES [Abstract]
Schedule Of Revenues By Product

The Group's revenues for the respective periods are detailed as follows:

	For the year ended December 31,
	2010	2011	2012
	RMB	RMB	RMB
Sales of solar modules	3,247,825,572	6,647,264,147	3,897,288,039
Sales of silicon wafers	909,647,382	517,935,191	328,428,550
Sales of solar cells	432,863,616	168,388,351	138,686,401
Solar system integration projects	-	24,798,017	213,174,391
Sales of silicon ingots	10,803,010	14,363,232	1,885,648
Sales of recovered silicon materials	-	6,365,978	270,406
Processing service fees	53,715,143	5,836,528	213,427,948
Revenue from generated electricity	-	-	1,607,066
Total	4,654,854,723	7,384,951,444	4,794,768,449

Schedule of Revenues by Geographic Area

The Group operates in a single business segment that includes the design, development, and manufacture of PV products, solar system integration projects as well as developing commercial solar power projects. The following table summarizes the Group's net revenues generated from sales of products and provision of processing services and solar system integration projects in respective geographic locations:

	For the year ended December 31,
	2010	2011	2012
	RMB	RMB	RMB
Inside China (including Hong Kong and Taiwan)	1,600,001,420	1,281,483,521	2,179,670,146
Outside China
Germany	1,157,707,877	2,422,250,586	1,177,954,567
Italy	1,130,191,372	1,846,512,600	382,077,005
Spain	111,097,087	204,135,242	251,902,465
Cyprus	-	304,723,650	138,312,812
USA	83,166,809	118,132,913	135,839,209
Rest of the world	572,690,158	1,207,712,932	529,012,245
Total	4,654,854,723	7,384,951,444	4,794,768,449

TAXATION (Tables)	12 Months Ended
Dec. 31, 2012
TAXATION [Abstract]
Schedule of Profit (Loss) Before Taxes

Income/(loss) before income taxes for the years ended December 31, 2010, 2011 and 2012 were taxed within the following jurisdictions:

	For the year ended December 31,
	2010	2011	2012
	RMB	RMB	RMB
Cayman Islands	(2,187,039)	246,885,595	(136,614,196)
PRC	1,032,571,112	127,032,230	(1,191,217,775)
Other countries	(2,380,452)	(19,519,201)	(224,901,695)
Income/(Loss) before income taxes	1,028,003,621	354,398,624	(1,552,733,666)

Schedule of Deferred Tax Asset/Liability

The current and deferred positions of income tax expense included in the consolidated statement of operations for the years ended December 31, 2010, 2011 and 2012 are as follows:

	For the year ended December 31,
	2010	2011	2012
	RMB	RMB	RMB
Current income tax (expense)/benefit
PRC	(138,020,196)	(76,792,019)	7,561,393
Other countries	-	(71,536)	838,169
Total current income tax expense/benefit	(138,020,196)	(76,863,555)	8,399,562
Deferred PRC tax (expense)/benefit	(8,110,198)	(4,209,187)	518,086
Income tax benefit/(expense)	(146,130,394)	(81,072,742)	8,917,648

Schedule of Effective Income Tax Rate Reconciliation

Reconciliation between the statutory CIT rate and the Company's effective tax rate is as follows:

	Year Ended December 31,
	2010	2011	2012
	%	%	%
Statutory CIT rate	25	25	(25)
Effect of permanent differences:
-Share-based compensation expenses	0.6	0.7	0.3
-Change in fair value of convertible senior notes and capped call options	-	(21.1)	1.6
-Goodwill impairment	-	3.2	-
-Accrued payroll and welfare expenses	0.9	4.4	0.8
-Change of enact tax rate	-	-	(7.5)
-Effect of prior year tax difference (1)	-	-	(0.6)
-Other non-deductible expenses	-	5.6	0.8
Difference in tax rate of a subsidiary outside the PRC	0.0	(0.9)	0.9
Effect of tax holiday for subsidiaries	(12.9)	(13.2)	6.9
Change in valuation allowance	0.6	19.1	21.2
Effective CIT rate	14.2	22.8	(0.6)

(1) The Company recorded an out-of-period adjustment of RMB12,146,071 resulting from income tax filing difference for two PRC entities, which should have been recorded in the year ended December 31, 2011. The originating amount in 2011 was not material to the 2011 consolidated financial statements, nor was the out of period adjustment recorded in 2012 material to the 2012 consolidated financial statements.

Schedule of Aggregate Amount and per Share Effect of Reduction of Tax
	For the year ended December 31,
	2010	2011	2012
	RMB	RMB	RMB
The aggregate amount of effect	132,120,599	46,723,125	-
Per share effect-basic	1.76	0.50	-
Per share effect-diluted	1.64	0.46	-

Schedule Of Components Of Deferred Tax Assets Current

	As of December 31,
	2011	2012
	RMB	RMB
Net operating losses	-	-
Provision for inventories, accounts receivable, other receivable	57,690,574	170,795,477
Change in fair value of forward contracts	(14,042,284)	(1,749,190)
Accrued warranty costs	1,688,813	4,952,344
Accrued interest	-	6,529,370
Other temporary differences	599,211	(5,153,313)
Total deferred tax assets	45,936,314	175,374,688
Less: Valuation allowance	(45,936,314)	(175,374,688)
Net deferred tax assets-current	-	-

Schedule of Components of Deferred Tax Assets Noncurrent

	As of December 31,
	2011	2012
	RMB	RMB

Net operating losses	13,970,679	91,384,912
Accrued warranty costs	12,485,470	25,690,397
Increase in fair value of property, plant and equipment and land use rights arising from business combination	(2,920,881)	(3,532,006)
Impairment of property, plant and equipment	598,075	10,744,006
Provision for advance to suppliers to be utilized beyond one year	-	56,931,594
Provision of prepayment for purchase of property, plant and equipment	-	11,048,442
Pre-operating expenses of a subsidiary that are deductible in future periods	50,487	-
Assets related government grant	3,131,413	6,726,539
Timing difference for revenue recognition of retainage contract	-	(28,557,111)
Other temporary differences	715,514	(65,135)
Total deferred tax assets	28,030,757	227,485,860
Less: Valuation allowance	(28,030,757)	(227,485,860)
Deferred tax assets-non-current, net	-	-

Summary of Valuation Allowance on Deferred Assets

	As of December 31,
	2010	2011	2012
	RMB	RMB	RMB
At beginning of year	(1,994,833)	(6,308,714)	(73,967,071)
Current year additions	(4,517,852)	(69,445,609)	(329,813,147)
Reversal of valuation allowances	203,971	1,787,252	919,670
At end of year	(6,308,714)	(73,967,071)	(402,860,548)

ACCOUNTS RECEIVABLE, NET-THIRD PARTIES (Table)	12 Months Ended
Dec. 31, 2012
ACCOUNTS RECEIVABLE, NET-THIRD PARTIES [Abstract]
Schedule of Accounts Receivable
	As of December 31,
	2011	2012
	RMB	RMB
Accounts receivables	1,779,953,029	2,386,356,664
Allowance for doubtful accounts	(179,746,165)	(673,671,445)
Accounts receivable, net	1,600,206,864	1,712,685,219

Schedule of Movement of Allowance for Doubtful Accounts

	As of December 31,
	2010	2011	2012
	RMB	RMB	RMB
At beginning of year	2,800,000)	378,888	179,746,165
Addition	8,534,372	184,990,129	541,662,539
Write-off	(10,764,771)	(24,140)	-
Reversal	(190,713)	(5,598,712)	(47,737,259)
At end of year	378,888	179,746,165	673,671,445

ADVANCES TO SUPPLIERS (Tables)	12 Months Ended
Dec. 31, 2012
ADVANCES TO SUPPLIERS [Abstract]
Schedule of Advances to Suppliers

	As of December 31,
	2011	2012
	RMB	RMB
Advances to suppliers under purchase contracts with term of less than 1 year	188,358,498	63,552,991
Advances to suppliers under purchase contracts with term of more than 1 year	229,376,531	-

Total	417,735, 029	63,552,991
Advances to suppliers to be utilized beyond one year	(209,630,940)	-

Advances to suppliers-current	208,104,089	63,552,991

INVENTORIES (Tables)	12 Months Ended
Dec. 31, 2012
INVENTORIES [Abstract]
Schedule of Inventories

Inventories consisted of the following:

	As of December 31,
	2011	2012
	RMB	RMB
Raw materials	85,429,622	80,712,251
Work-in-progress	161,793,585	92,719,649
Finished goods	550,852,122	354,530,478
Total	798,075,329	527,962,378

PREPAYMENTS AND OTHER CURRENT ASSETS (Tables)	12 Months Ended
Dec. 31, 2012
PREPAYMENTS AND OTHER CURRENT ASSETS [Abstract]
Schedule of Prepayments and Other Current Assets

Prepayments and other current assets consisted of the following:

	As of December 31,
	2011	2012
	RMB	RMB
Value-added tax deductible	703,696,703	209,695,401
Prepayment for share repurchase	31,924,842	25,963,848
Employee advances	19,866,729	12,069,024
Prepaid service fees	12,869,033	6,479,850
Prepaid rent and others	12,628,829	2,800,420
Advances recoverable from supplier	11,089,584	9,224,859
Prepaid insurance premium	6,520,930	8,398,332
Prepaid advertizing fee and sponsorship	4,916,317	361,635
Prepayment for income tax	4,432,374	6,390,847
Employee loans	2,521,000	1,591,650
Deposits for customs duty, rental and open bidding for solar projects.	1,579,159	46,450,079
Deferred charges	391,979	910,065
Receivable from insurance company	-	81,388,706
Others	1,472,802	1,606,077
Total	813,910,281	413,330,793

PROPERTY, PLANT AND EQUIPMENT, NET (Tables)	12 Months Ended
Dec. 31, 2012
PROPERTY, PLANT AND EQUIPMENT, NET [Abstract]
Schedule of Property and Equipment

Property, plant and equipment and related accumulated depreciation are as follows:

	As of December 31,
	2011	2012
	RMB	RMB
Buildings	441,046,753	507,989,849
Machinery and equipment	3,217,550,882	3,307,235,601
Motor vehicles	22,814,205	22,609,244
Furniture, fixture and office equipment	44,168,256	45,729,731
	3,725,580,096	3,883,564,425
Less: Accumulated depreciation	(412,394,030)	(732,881,877)
Less: Impairment	(4,784,595)	(70,260,894)
Subtotal	3,308,401,471	3,080,421,654
Construction in progress	259,892,829	249,451,007
Property, plant and equipment, net	3,568,294,300	3,329,872,661

LAND USE RIGHTS, NET (Tables)	12 Months Ended
Dec. 31, 2012
LAND USE RIGHTS, NET [Abstract]
Schedule of Land Use Rights

Land use rights represent fees paid to the government to obtain the rights to use certain lands over periods of 50 or 70 years, as applicable, in the PRC.

	As of December 31,
	2011	2012
	RMB	RMB
Land use rights	382,657,019	386,909,459
Less: accumulated amortization	(14,614,093)	(21,160,244)
Land use rights, net	368,042,926	365,749,215

INTANGIBLE ASSETS, NET (Tables)	12 Months Ended
Dec. 31, 2012
INTANGIBLE ASSETS, NET [Abstract]
Schedule of Intangible Assets

Intangible assets and their related amortization are as follow:

	As of December 31,
	2011	2012
	RMB	RMB
Trademark	1,347,193	1,274,392
Computer software	2,595,474	6,153,728
Less: accumulated amortization	(286,275)	(1,054,522)
Intangible assets, net	3,656,392	6,373,598

OTHER ASSETS (Tables)	12 Months Ended
Dec. 31, 2012
OTHER ASSETS [Abstract]
Schedule of Other Assets

Other assets consisted of the following:

	As of December 31,
	2011	2012
	RMB	RMB
Prepayments for purchase of property, plant and equipment	92,723,986	36,411,466
Prepayments for land use right	4,245,240	-
Prepayment for warranty insurance premium	26,565,738	44,228,323
Prepaid service fee-non-current portion	4,911,937	1,114,886
Others	941,025	454,998
Total	129,387,926	82,209,673

OTHER PAYABLES AND ACCRUALS (Tables)	12 Months Ended
Dec. 31, 2012
OTHER PAYABLES AND ACCRUALS [Abstract]
Schedule Of Other Payables And Accruals

Other payables and accruals consisted of the following:

	As of December 31,
	2011	2012
	RMB	RMB
Payables for purchase of property, plant and equipment	274,948,772	253,431,693
Payables for project assets	223,306,031	184,623,149
Government grants related to assets	121,560,000	181,160,000
Value-added tax and other tax payable	88,654,952	26,545,382
Freight payables	23,904,150	28,799,192
Accrued utilities, rentals and interest	14,148,324	35,204,650
Payables to Zhejiang Global Photovoltaic Technology Co., Ltd. (Note 26(c))	16,888,607	-
Contracted labor fee	11,719,622	19,593,436
Accrued warranty cost	11,101,709	21,179,367
Commission payables	8,651,046	2,020,242
Accrued professional service fees	6,031,954	13,844,655
Others	12,112,492	50,991,380
Total	813,027,659	817,393,146

BORROWINGS (Tables)	12 Months Ended
Dec. 31, 2012
BORROWINGS [Abstract]
Schedule of Short-term Borrowings
	As of December 31,
	2011	2012
	RMB	RMB
Short-term bank borrowings	1,808,032,066	1,917,630,796
Long-term bank borrowings-current portion (Note 17 (b))	392,000,000	328,000,000
Total short-term borrowings	2,200,032,066	2,245,630,796

Schedule of Long-term Borrowings

	As of December 31,
	2011	2012
	RMB	RMB
Long-term bank borrowings	547,750,000	495,000,000
Less: Current portion	(392,000,000)	(328,000,000)
Deferred financing cost (Note 26(d))	(250,000)	-
Total long-term borrowings	155,500,000	167,000,000

Schedule of Future Principal Repayments on Long-term Debt	Future principal repayments on the long-term borrowings are as follows:
Year ending December 31,	RMB
2013	328,000,000
2014	167,000,000
Total	495,000,000

EARNINGS/(LOSS) PER SHARE (Tables)	12 Months Ended
Dec. 31, 2012
EARNINGS/(LOSS) PER SHARE [Abstract]
Schedule of Calculation of Numberator and Denominator

Basic earnings/(loss) per share and diluted earnings/(loss) per share have been calculated as follows:

	2010	2011	2012
	RMB	RMB	RMB
Numerator:
Net income/(loss) attributable to JinkoSolar Holding Co., Ltd.	881,873,227	273,342,819	(1,542,422,068)
Series A Redeemable Convertible Preferred Shares accretion	(13,433,242)	-	-
Series B Redeemable Convertible Preferred Shares accretion	(17,479,734)	-	-
Allocation to preferred shareholders	(15,156,606)	-	-
Net income / (loss) attributable to JinkoSolar Holding Co., Ltd.'s ordinary shareholders-Basic	835,803,645	273,342,819	(1,542,422,068)
Dilutive effect of Preferred Shares	46,069,582	-	-
Dilutive effect of convertible senior notes interest	-	19,855,810	-
Dilutive effect of exchange gain on convertible senior notes	-	(21,567,522)	-
Dilutive effect of change in fair value of convertible senior notes	-	(398,030,217)	-
Net income / (loss) attributable to JinkoSolar Holding Co., Ltd.'s ordinary shareholders-Diluted	881,873,227	(126,399,110)	(1,542,422,068)

Denominator:
Denominator for basic calculation-weighted average number of ordinary shares outstanding	74,896,543	93,966,535	88,752,706
Dilutive effect of share options	1,131,653	1,367,900	-
Dilutive effect of preferred shares	4,719,884	-	-
Dilutive effect of convertible senior notes	-	7,352,536	-
Denominator for diluted calculation-weighted average number of ordinary shares outstanding	80,748,080	102,686,971	88,752,706

Basic earnings/(loss) per share attributable to JinkoSolar Holding Co., Ltd.'s ordinary shareholders	11.16	2.91	(17.38)
Diluted earnings/(loss) per share attributable to JinkoSolar Holding Co., Ltd.'s ordinary shareholders	10.92	(1.23)	(17.38)

SHARE BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2012
SHARE BASED COMPENSATION [Abstract]
Summary of Stock Option Activity

A summary of activity under the share-based compensation plan is as follow:

	Number of option outstanding	Weighted-Average Exercise Price	Weighted-Average Remaining Contractual Term	Aggregate Intrinsic value
		(US$/share)	(in years)	(Rmb)
Balance as of January 1, 2012	8,540,384	1.80
Granted	160,000	1.42
Exercise	(18,000)	1.42
Forfeited	(621,330)	1.51
Balance as of December 31, 2012	8,061,054	1.81	4.7	3,936,172
Vested and expected to vest as of December 31, 2012	7,114,422	1.82	4.5	3,344,962
Vested and exercisable as of December 31, 2012	3,379,206	1.87	3.8	1,145,040

Schedule of Unvested Shares Activity

A summary of non-vested shares activity under the share-based compensation plan is as follow:

	Number of option outstanding	Weighted-Average Fair Value in Grant Date
		(RMB/share)
Non-vested at January 1, 2012	6,988,848	7.59
Granted	160,000	5.60
Vested	(1,877,440)	8.29
Forfeited	(589,560)	5.00
Non-vested at December 31, 2012	4,681,848	7.56

Expected to vest as of December 31, 2012	3,735,216	7.64

Schedule of Share-Based Compensation Expense

The share-based compensation expense for the year ended December 31, 2012 was recorded in the respective items:

Costs of revenues	947,428
Selling expenses	2,128,245
General and administrative expenses	14,267,437
Total	17,343,110

Schedule of Assumptions Used to Estimate Fair Value of Stock Option Award Using Black-Scholes Valuation Model

The fair value of option grant during the year ended December 31, 2012 is estimated on the date of grant using Black-Scholes model with the following assumptions for options granted to employees:

Risk-free interest rate	0.78%
Expected term	4.8
Expected dividend yield	0%
Expected volatility	80%
Fair value per option at grant date (RMB)	5.60

RELATED PARTY TRANSACTIONS AND BALANCES (Tables)	12 Months Ended
Dec. 31, 2012
RELATED PARTY TRANSACTIONS AND BALANCES [Abstract]
Schedule of Related Party Balances

Outstanding amounts due from/to related parties as of December 31, 2010 and 2011 were as follows:

	As of December 31,
	2011	2012
	RMB	RMB
Accounts receivable, net- a related party:
Accounts receivable from subsidiaries of ReneSola Ltd. ("ReneSola", controlled by an immediate family member of the principal shareholders and directors of the Company, who are the executive officers of the Company)	31,010,170	105,531,368
Other receivables- related parties:
Advances of travel and other business expenses to executive directors who are also shareholders (1)	691,242	5,840,380

Total	31,701,412	111,371,748

Accounts payables due to a related party (2)
Accounts payable due to a subsidiary of ReneSola Ltd. ("ReneSola", controlled by an immediate family member of the principal shareholders and directors of the Company, who are the executive officers of the Company)	35,887,845	30,045,245
Other payables due to a related party (2)
Travelling reimbursements payable to executive directors who are also shareholders	-	109,531
Other payables to Jiangxi Desun Energy Co., Ltd. (Desun, an entity in which our founders and substantial shareholders, Xiande Li, Kangping Chen and Xianhua Li, each holds more than 10%, and collectively hold 73%, of the equity interest) for leasing of land and buildings	1,094,047	2,161,345

Total	36,981,892	32,316,121

(1)	Advances of travelling and other business expenses to executive directors who are also shareholders represent the amounts the Company advanced to them for expected expenses, charges and incidentals relating to their business development activities.

(2)	Balances due to related parties are interest-free, not collateralized, and have no definitive repayment terms.

CERTAIN RISKS AND CONCENTRATION (Tables)	12 Months Ended
Dec. 31, 2012
CERTAIN RISKS AND CONCENTRATION [Abstract]
Percentage of Total Revenues and Account Receivables by Countries

The following table summarizes the percentage of the Company's revenue over 10% of total revenue for the years ended December 31, 2010, 2011 and 2012, and accounts receivable represented by customers with balances over 10% of accounts receivables as of December 31, 2011 and 2012, respectively:

	Revenue
	Year ended December 31,
	2010	2011	2012
	RMB	RMB	RMB
Company A	5%	16%	-

	Accounts receivable
	December 31,
	2011	2012
	RMB	RMB
Company B	14%	-
Company C	11%	-

COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2012
COMMITMENTS AND CONTINGENCIES [Abstract]
Schedule of Future Minimum Payments Under Operating Leases

Future minimum obligations for operating leases are as follows:

Year ending December 31,	RMB
2013	9,997,574
2014	7,956,089
2015	2,674,185
2016	1,809,349
2017	1,637,673
Years thereafter	1,388,202

Total	25,463,072

FAIR VALUE MEASUREMENTS (Tables)	12 Months Ended
Dec. 31, 2012
FAIR VALUE MEASUREMENTS [Abstract]
Schedule of Investments Measured at Fair Value on Recurring Basis

As of December 31, 2011 and 2012, information about inputs into the fair value measurements of the Company's assets and liabilities that are measured at fair value on a recurring basis in periods subsequent to their initial recognition is as follows:

	Fair Value Measurements at Reporting Date Using
Description	Balance as of December 31, 2011	Quote Prices in Active market for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets:
Foreign exchange forward contracts	64,954,682	-	64,954,682	-
Capped call options	16,408,445	-	-	16,408,445

Liabilities:
Foreign exchange forward contracts	5,524,497	-	5,524,497	-
Convertible senior notes	387,777,235	-	-	387,777,235

	Fair Value Measurements at Reporting Date Using
Description	Balance as of December 31, 2012	Quote Prices in Active market for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets:
Foreign exchange forward contracts	12,930,159	-	12,930,159	-
Capped call options	16,131,208	-	-	16,131,208

Liabilities:
Foreign exchange forward contracts	5,490,630	-	5,490,630	-
Convertible senior notes	483,581,668	-	-	483,581,668

Reconciliation of Assets Measured at Fair Value on Recurring Basis Using Significant Unobservable Inputs

A summary of changes in Level 3 fair value of convertible senior notes for the year ended December 31, 2012 was as follows:

Balance at January 1, 2012	387,777,235
Foreign exchange gain	(1,047,241)
Change in fair value of convertible senior notes	96,851,674
Balance at December 31, 2012	483,581,668

A summary of changes in Level 3 fair value of Capped call options for the year ended December 31, 2012 was as follows:

Balance at January 1, 2012	16,408,445
Foreign exchange gain	31,815
Change in fair value of capped call options	(309,052)
Balance at December 31, 2012	16,131,208

Schedule of Change in Fair Value of Derivatives

The Change in fair value of derivatives recognized in earnings was as follows:

	For the year ended December 31,
	2010	2011	2012
	RMB	RMB	RMB
Foreign exchange forward contracts	98,039,341	36,604,889	(9,043,079)
Embedded derivatives	54,938	-	-
Convertible senior notes	-	398,030,217	(96,851,674)
Capped call options	-	(98,282,510)	(309,052)
Total	98,094,279	336,352,596	(106,203,805)

ADDITIONAL INFORMATION-CONDENSED FINANCIAL STATEMENTS OF THE PARENT COMPANY (Tables)	12 Months Ended
Dec. 31, 2012
ADDITIONAL INFORMATION-CONDENSED FINANCIAL STATEMENTS OF THE PARENT COMPANY [Abstract]
Condensed Balance Sheets

Condensed balance sheets:

	December 31, 2011	December 31, 2012	December 31, 2012
	RMB	RMB	USD
			(Note 2 (aj))
ASSETS
Current assets:
Cash and cash equivalents	17,279,974	2,260,713	362,869
Due from subsidiaries	583,271,399	545,695,322	87,590,139
Other current assets	33,681,614	27,551,909	4,422,386
Total current assets	634,232,987	575,507,944	92,375,394
Investments in subsidiaries	2,703,338,634	1,325,667,558	212,784,315
Capped call option	16,408,445	16,131,208	2,589,237
Total assets	3,353,980,066	1,917,306,710	307,748,946

LIABILITIES
Current liabilities:
Due to subsidiaries	65,331,777	61,197,969	9,822,952
Other current liabilities	5,680,539	7,404,779	1,188,549
Total current liabilities	71,012,316	68,602,748	11,011,501
Convertible senior notes	387,777,235	483,581,668	77,620,210
Total liabilities	458,789,551	552,184,416	88,631,711
Shareholders' Equity
Ordinary shares (US$0.00002 par value, 500,000,000 shares authorized, 89,435,058 and 88,758,778 shares issued and outstanding as of December 31, 2011and 2012, respectively)	13,200	13,202	2,119
Additional paid-in capital	1,507,224,827	1,524,728,796	244,735,846
Treasury stock, at cost; 1,028,920 and 1,723,200 shares of ordinary shares as of December 31, 2011 and 2012, respectively	(8,354,423)	(13,875,553)	(2,227,180)
Retained earnings/(accumulated losses)	1,396,441,522	145,980,546	23,431,494
Accumulated other comprehensive loss	(134,611)	236,395	37,944
Total Shareholders' Equity	2,895,190,515	1,365,122,294	219,117,235

Total liabilities and shareholders' equity	3,353,980,066	1,917,306,710	307,748,946

Condensed Statements of Operations

Condensed statements of operations:

	Year ended December 31,
	2010	2011	2012	2012
	RMB	RMB	RMB	USD
				(Note 2 (aj))
Net revenues	-	-	-	-
Cost of revenues	-	-	-	-

Gross profit	-	-	-	-

Total operating expenses	(5,867,589)	(7,319,613)	(8,459,461)	(1,357,838)

Loss from operations	(5,867,589)	(7,319,613)	(8,459,461)	(1, 357,838)
Convertible senior notes issuance costs	-	(24,463,052)	-	-
Share of income /(loss) from subsidiaries and affiliates	884,060,266	26,457,224	(1,405,807,872)	(225,647,722)
Interest income/(expense), net	1,342	(19,844,874)	(31,043,624)	(4,982,847)
Exchange gain/(loss)	291,950	(1,204,936)	49,615	7,964
Other expense	3,332,320	(29,637)	-	-
Change in fair value of embedded derivative	54,938	-	-	-
Change in fair value of convertible senior notes and capped call option	-	299,747,707	(97,160,726)	(15,595,372)
Income before income tax expenses	881,873,227	273,342,819	(1,542,422,068)	(247,575,815)
Income tax expenses	-	-	-	-
Net income for the year	881,873,227	273,342,819	(1,542,422,068)	(247,575,815)
Series A Redeemable Convertible Preferred Shares accretion	(13,433,242)	-	-	-
Series B Redeemable Convertible Preferred Shares accretion	(17,479,734)	-	-	-
Allocation to preferred shareholders	(15,156,606)	-	-	-

Net income/(loss) attributable to JinkoSolar Holding Co., Ltd.'s ordinary shareholders	835,803,645	273,342,819	(1,542,422,068)	(247,575,815)

Condensed Statements of Cash Flows

Condensed statements of cash flows:

	For the years ended
	2010	2011	2012	2012
	RMB	RMB	RMB	USD
				(Note 2 (al))
Cash flows from operating activities:
Net income	881,873,227	273,342,819	(1,542,422,068)	(247,575,815)
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Change in fair value of embedded derivatives	(54,938)	-	-	-
Change in fair value of convertible senior notes	-	(398,030,217)	96,851,674	15,545,766
Change in fair value of capped call option	-	98,282,510	309,052	49,606
Share of (income)/loss from subsidiaries	(884,060,266)	(26,457,224)	1,405,807,872	225,647,722
Exchange (gain)/loss	(291,950)	1,204,936	(49,615)	(7,964)
Changes in operating assets and liabilities:
(Increase)/decrease in due from subsidiaries	(1,662,280)	(571,729,995)	27,696,952	4,445,668
Decrease/(increase) in other current assets	2,795,634	2,567,600	769,436	123,503
Increase in due to a subsidiary	16,417,507	44,435,210	(4,133,808)	(663,522)
(Decrease)/increase in other current liabilities	(886,756)	(19,959,953)	647,916	104,000
Net cash from/(used in) operating activities	14,130,178	(596,344,314)	(14,522,589)	(2,331,036)

Cash flows from investing activities:
Investments in subsidiaries	(821,266,865)	-	(543,555)	(87,247)
Net cash used in investing activities	(821,266,865)	-	(543,555)	(87,247)

Cash flows from financing activities:
Proceeds from issuance of ordinary shares	814,286,284	-	-	-
Proceeds from exercise of share options	2,076,090	3,759,081	-	-
Proceeds from issuance of convertible senior notes	-	812,525,000	-	-
Repurchase of convertible senior notes	-	(5,222,773)	-	-
Cash paid for capped call option	-	(117,003,600)	-	-
Prepayment for share repurchase	-	(31,924,842)	-	-
Repurchase of common stock	-	(56,857,774)	-	-
Net cash provided by financing activities	816,362,374	605,275,092	-	-
Effect of foreign exchange rate changes on cash	(141,556)	(734,935)	46,883	7,525
Net increase in cash	9,084,131	8,195,843	(15,019,261)	(2,410,758)
Cash and cash equivalents, beginning of year	-	9,084,131	17,279,974	2,773,627
Cash and cash equivalents, end of year	9,084,131	17,279,974	2,260,713	362,869

Supplemental disclosure of non-cash investing and financing cash flow information
Shares repurchase utilized prepayment made in prior year	-	-	5,521,130	886,202
Proceeds from exercise of share options received in subsequent year	-	-	160,861	25,820

ORGANIZATION AND NATURE OF OPERATIONS (Schedule of Subsidiaries) (Details)	12 Months Ended
Dec. 31, 2012
JinkoSolar Technology Limited ("Paker") [Member]
Subsidiary or Equity Method Investee [Line Items]
Date of Incorporation/Acquisition	Nov 10, 2006
Percentage of Ownership	100.00%
JinkoSolar International Limited ("JinkoSolar International") [Member]
Subsidiary or Equity Method Investee [Line Items]
Date of Incorporation/Acquisition	Nov 25, 2009
Percentage of Ownership	100.00%
Jinko Solar Co., Ltd. ("Jiangxi Jinko") [Member]
Subsidiary or Equity Method Investee [Line Items]
Date of Incorporation/Acquisition	Dec 13, 2006
Percentage of Ownership	100.00%
Jinko Solar Import and Export Co., Ltd. ("Jinko Import and Export") [Member]
Subsidiary or Equity Method Investee [Line Items]
Date of Incorporation/Acquisition	Dec 24, 2009
Percentage of Ownership	100.00%
Zhejiang Jinko Solar Co., Ltd ("Zhejiang Jinko") [Member]
Subsidiary or Equity Method Investee [Line Items]
Date of Incorporation/Acquisition	Sep 30, 2009
Percentage of Ownership	100.00%
Zhejiang Jinko Trading Co., Ltd. ("Zhejiang Trading") [Member]
Subsidiary or Equity Method Investee [Line Items]
Date of Incorporation/Acquisition	Jun 13, 2010
Percentage of Ownership	100.00%
Delingha Ruiqida Solar Power Co., Ltd. ("Delingha Solar Power") [Member]
Subsidiary or Equity Method Investee [Line Items]
Date of Incorporation/Acquisition	Dec 6, 2011
Percentage of Ownership	88.70%
Jiangxi Photovoltaic Materials Co., Ltd. ("Jiangxi Materials") [Member]
Subsidiary or Equity Method Investee [Line Items]
Date of Incorporation/Acquisition	Dec 1, 2010
Percentage of Ownership	100.00%
JinkoSolar (Switzerland) AG ("Jinko Switzerland") [Member]
Subsidiary or Equity Method Investee [Line Items]
Date of Incorporation/Acquisition	May 3, 2011
Percentage of Ownership	100.00%
JinkoSolar GmbH ("Jinko GmbH") [Member]
Subsidiary or Equity Method Investee [Line Items]
Date of Incorporation/Acquisition	Apr 1, 2010
Percentage of Ownership	100.00%
JinkoSolar (U.S.) Inc. ("Jinko US") [Member]
Subsidiary or Equity Method Investee [Line Items]
Date of Incorporation/Acquisition	Aug 19, 2010
Percentage of Ownership	100.00%
JinkoSolar (US) Holdings Inc. ("Jinko US Holding") [Member]
Subsidiary or Equity Method Investee [Line Items]
Date of Incorporation/Acquisition	Jun 7, 2011
Percentage of Ownership	100.00%
JinkoSolar Italy S.R.L. ("Jinko Italy") [Member]
Subsidiary or Equity Method Investee [Line Items]
Date of Incorporation/Acquisition	Jul 8, 2011
Percentage of Ownership	100.00%
JinkoSolar SAS ("Jinko France") [Member]
Subsidiary or Equity Method Investee [Line Items]
Date of Incorporation/Acquisition	Sep 12, 2011
Percentage of Ownership	100.00%
Jinko Solar Canada Co., Ltd ("Jinko Canada") [Member]
Subsidiary or Equity Method Investee [Line Items]
Date of Incorporation/Acquisition	Nov 18, 2011
Percentage of Ownership	100.00%
Jinko Solar Australia Holdings Co. Pty Ltd ("Jinko Australia") [Member]
Subsidiary or Equity Method Investee [Line Items]
Date of Incorporation/Acquisition	Dec 7, 2011
Percentage of Ownership	100.00%
Gansu Longchang Solar Power Co., Ltd. ("Longchang") [Member]
Subsidiary or Equity Method Investee [Line Items]
Date of Incorporation/Acquisition	Apr 26, 2012
Percentage of Ownership	100.00%
Hainanzhou Zhongnan Solar Electricity Co., Ltd. ("Hainanzhou") [Member]
Subsidiary or Equity Method Investee [Line Items]
Date of Incorporation/Acquisition	Jul 30, 2012
Percentage of Ownership	100.00%

PRINCIPAL ACCOUNTING POLICIES (Details)	12 Months Ended					12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2011 USD ($)	Dec. 31, 2012 Statutory reserves CNY	Dec. 31, 2011 Statutory reserves CNY	Dec. 31, 2010 Statutory reserves CNY	Dec. 31, 2012 Land use rights [Member]	Dec. 31, 2012 Purchased software and trademark registration fees [Member]	Dec. 31, 2012 Buildings [Member]	Dec. 31, 2012 Machinery and equipment [Member]	Dec. 31, 2012 Furniture, fixture and office equipment [Member] Minimum [Member]	Dec. 31, 2012 Furniture, fixture and office equipment [Member] Maximum [Member]	Dec. 31, 2012 Motor vehicles [Member] Minimum [Member]	Dec. 31, 2012 Motor vehicles [Member] Maximum [Member]
Consolidation
Prepayment for share repurchase			(31,924,842)
Foreign currency translation
Cash, cash equivalents, and restricted cash		382,800,000	461,700,000
Short-term investments
Restricted short-term investments	662,800,000				448,400,000
Short-term and long-term advances to suppliers
Provision for advance to suppliers	36,447,800	227,073,440	652,937
Property, Plant and Equipment [Line Items]
Property, plant and equipment, estimated useful life											20 years	10 years	3 years	5 years	4 years	5 years
Interest Capitalization
Interest capitalized		7,507,649	3,505,464	2,147,440
Project assets
Project assets, useful life	20 years	20 years
Reclassification for project assets	86,096,708	536,391,099	272,504,672
Reclassification of payments for construction of project assets	18,755,036	116,845,750	235,198,641
Purchases of project assets included in other payables - net	29,634,059	184,623,149	37,306,301
Finite-Lived Intangible Assets [Line Items]
Intangible asset, useful life, minimum									50 years	5 years
Intangible asset, useful life, maximum									70 years	10 years
Goodwill
Goodwill impairment			45,645,832
Revenue recognition
Retainage		121,814,534
Return percentage				0.20%
VAT rate	17.00%	17.00%
Warranty cost
Product defect, minimum warranty	2 years	2 years
Product defect, maximum warranty	5 years	5 years
Product decline, minimum warranty	10 years	10 years
Product decline, maximum warranty	25 years	25 years
Product decline, minimum percentage	10.00%	10.00%
Product decline, maximum percentage	20.00%	20.00%
Provision for warranty cost		130,517,641	96,463,635	33,432,852
Warranty cost expenses		40,213,055	63,030,783	31,705,135
Utilization of warranty accruals		6,159,049
Shipping and handling
Shipping and handling costs		164,942,482	119,821,738	57,261,154
Government grants
Subsidy income	6,565,322	40,902,610	25,553,802	15,696,641
Government grants related to assets		119,820,411	91,611,300	55,000,000
Statement [Line Items]
Appropriation to statutory reserves						56,894	14,397,530	126,152,136
Convenience translation
Exchange rate		6.2301

GOODWILL (Details)	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY
Goodwill [Line Items]
Goodwill				45,645,832
Goodwill impairment			45,645,832

REVENUES (Revenues by Product) (Details)	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2012 Solar Modules [Member] CNY	Dec. 31, 2011 Solar Modules [Member] CNY	Dec. 31, 2010 Solar Modules [Member] CNY	Dec. 31, 2012 Silicon Wafers [Member] CNY	Dec. 31, 2011 Silicon Wafers [Member] CNY	Dec. 31, 2010 Silicon Wafers [Member] CNY	Dec. 31, 2012 Solar Cells [Member] CNY	Dec. 31, 2011 Solar Cells [Member] CNY	Dec. 31, 2010 Solar Cells [Member] CNY	Dec. 31, 2012 System Integration Services [Member] CNY	Dec. 31, 2011 System Integration Services [Member] CNY	Dec. 31, 2010 System Integration Services [Member] CNY	Dec. 31, 2012 Silicone Ingots [Member] CNY	Dec. 31, 2011 Silicone Ingots [Member] CNY	Dec. 31, 2010 Silicone Ingots [Member] CNY	Dec. 31, 2012 Recovered Silicon Materials [Member] CNY	Dec. 31, 2011 Recovered Silicon Materials [Member] CNY	Dec. 31, 2010 Recovered Silicon Materials [Member] CNY	Dec. 31, 2012 Processing Service Fees [Member] CNY	Dec. 31, 2011 Processing Service Fees [Member] CNY	Dec. 31, 2010 Processing Service Fees [Member] CNY	Dec. 31, 2012 Generated Electricity [Member] CNY	Dec. 31, 2011 Generated Electricity [Member] CNY	Dec. 31, 2010 Generated Electricity [Member] CNY
Operating Revenue By Product Type [Line Items]
Revenues	$ 769,613,401	4,794,768,449	7,384,951,444	4,654,854,723	3,897,288,039	6,647,264,147	3,247,825,572	328,428,550	517,935,191	909,647,382	138,686,401	168,388,351	432,863,616	213,174,391	24,798,017		1,885,648	14,363,232	10,803,010	270,406	6,365,978		213,427,948	5,836,528	53,715,143	1,607,066

REVENUES (Revenue by Location) (Details)	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2012 CHINA [Member] CNY	Dec. 31, 2011 CHINA [Member] CNY	Dec. 31, 2010 CHINA [Member] CNY	Dec. 31, 2012 GERMANY [Member] CNY	Dec. 31, 2011 GERMANY [Member] CNY	Dec. 31, 2010 GERMANY [Member] CNY	Dec. 31, 2012 ITALY [Member] CNY	Dec. 31, 2011 ITALY [Member] CNY	Dec. 31, 2010 ITALY [Member] CNY	Dec. 31, 2012 SPAIN [Member] CNY	Dec. 31, 2011 SPAIN [Member] CNY	Dec. 31, 2010 SPAIN [Member] CNY	Dec. 31, 2012 CYPRUS [Member] CNY	Dec. 31, 2011 CYPRUS [Member] CNY	Dec. 31, 2010 CYPRUS [Member] CNY	Dec. 31, 2012 USA [Member] CNY	Dec. 31, 2011 USA [Member] CNY	Dec. 31, 2010 USA [Member] CNY	Dec. 31, 2012 Rest Of The World [Member] CNY	Dec. 31, 2011 Rest Of The World [Member] CNY	Dec. 31, 2010 Rest Of The World [Member] CNY
Segment Reporting, Revenue Reconciling Item [Line Items]
Sales Revenue Net	$ 769,613,401	4,794,768,449	7,384,951,444	4,654,854,723	2,179,670,146	1,281,483,521	1,600,001,420	1,177,954,567	2,422,250,586	1,157,707,877	382,077,005	1,846,512,600	1,130,191,372	251,902,465	204,135,242	111,097,087	138,312,812	304,723,650		135,839,209	118,132,913	83,166,809	529,012,245	1,207,712,932	572,690,158

TAXATION (Narrative) (Details)	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010	Dec. 31, 2012 CHINA [Member] CNY	Dec. 31, 2011 CHINA [Member]	Dec. 31, 2010 CHINA [Member]	Dec. 31, 2012 CHINA [Member] Minimum [Member]	Dec. 31, 2012 HONG KONG [Member]	Dec. 31, 2012 SWITZERLAND [Member]	Dec. 31, 2012 UNITED STATES [Member]	Dec. 31, 2012 UNITED STATES [Member] Minimum [Member]	Dec. 31, 2012 UNITED STATES [Member] Maximum [Member]	Dec. 31, 2012 GERMANY [Member]	Dec. 31, 2012 FRANCE [Member]	Dec. 31, 2012 ITALY [Member]	Dec. 31, 2012 CANADA [Member]	Dec. 31, 2012 AUSTRALIA [Member]
Income Tax [Line Items]
Federal corporate income tax rate	(25.00%)	(25.00%)	25.00%	25.00%	25.00%				16.50%	8.62%		15.00%	35.00%	33.00%	33.33%	31.40%	15.00%	30.00%
State/Province tax rate											8.84%						11.00%
Reduced statutory rate					12.50%	12.50%	12.50%
Dividend distribution witholding tax					10.00%			5.00%
Statutory reserves	$ 28,738,103	179,041,258	178,984,364		450,780,918
Deferred tax liability reinvested earnings					45,078,092

TAXATION (Earnings Before Income Taxes) (Details)	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2012 CAYMAN ISLANDS [Member] CNY	Dec. 31, 2011 CAYMAN ISLANDS [Member] CNY	Dec. 31, 2010 CAYMAN ISLANDS [Member] CNY	Dec. 31, 2012 PRC [Member] CNY	Dec. 31, 2011 PRC [Member] CNY	Dec. 31, 2010 PRC [Member] CNY	Dec. 31, 2012 Other Countries [Member] CNY	Dec. 31, 2011 Other Countries [Member] CNY	Dec. 31, 2010 Other Countries [Member] CNY
Income Tax [Line Items]
Income/(loss) before income taxes	$ (249,228,323)	(1,552,717,375)	354,398,624	1,028,003,621	(136,614,196)	246,885,595	(2,187,039)	(1,191,217,775)	127,032,230	1,032,571,112	(224,901,695)	(19,519,201)	(2,380,452)

TAXATION (Current and Deferred Income Taxes) (Details)	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY
TAXATION [Abstract]
PRC		7,561,393	(76,792,019)	(138,020,196)
Other countries		838,169	(71,536)
Total current income tax expense/benefit		8,399,562	(76,863,555)	(138,020,196)
Deferred PRC tax (expense)/benefit	83,159	518,086	(4,209,187)	(8,110,198)
Income tax benefit/(expense)	$ 1,431,381	8,917,648	(81,072,742)	(146,130,394)

TAXATION (Income Tax Rate Reconciliation) (Details) (CNY)	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
TAXATION [Abstract]
Statutory CIT rate	(25.00%)		25.00%		25.00%
Share-based compensation expenses	0.30%		0.70%		0.60%
Change in fair value of convertible senior notes and capped call options	1.60%		(21.10%)
Goodwill impairment			3.20%
Accrued payroll and welfare expenses	0.80%		4.40%		0.90%
Change of enact tax rate	(7.50%)
Effect of prior year tax difference	(0.60%)	[1]		[1]		[1]
Other non-deductible expenses	0.80%		5.60%
Difference in tax rate of a subsidiary outside the PRC	0.90%		(0.90%)		0.00%
Effect of tax holiday for subsidiaries	6.90%		(13.20%)		(12.90%)
Change in valuation allowance	21.20%		19.10%		0.60%
Effective CIT rate	(0.60%)		22.80%		14.20%
Out-of-period adjustment	12,146,071

[1]	The Company recorded an out-of-period adjustment of RMB12,146,071 resulting from income tax filing difference for two PRC entities, which should have been recorded in the year ended December 31, 2011. The originating amount in 2011 was not material to the 2011 consolidated financial statements, nor was the out of period adjustment recorded in 2012 material to the 2012 consolidated financial statements.

TAXATION (Aggregate Amount and Per Share Effect of Reduction of CIT) (Details) (CNY)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
TAXATION [Abstract]
The aggregate amount of effect		46,723,125	132,120,599
Per share effect - basic		0.5	1.76
Per share effect - diluted		0.46	1.64

TAXATION (Deferred Tax Assets) (Details) (CNY)	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Deferred Tax Asset [Line Items]
Less: Valuation allowance	(402,860,548)	(73,967,071)	(6,308,714)	(1,994,833)
Deferred Tax Asset Current [Member]
Deferred Tax Asset [Line Items]
Net operating losses
Provision for inventories, accounts receivable and other receivable	170,795,477	57,690,574
Change in fair value of forward contracts	(1,749,190)	(14,042,284)
Accrued warranty costs	4,952,344	1,688,813
Accrued interest	6,529,370
Other temporary differences	(5,153,313)	599,211
Total deferred tax assets	175,374,688	45,936,314
Less: Valuation allowance	175,374,688	45,936,314
Net deferred tax assets - current
Deferred Tax Asset Noncurrent [Member]
Deferred Tax Asset [Line Items]
Net operating losses	91,384,912	13,970,679
Accrued warranty costs	25,690,397	12,485,470
Increase in fair value of property, plant and equipment and land use rights arising from business combination	(3,532,006)	(2,920,881)
Impairment of property, plant and equipment	10,744,006	598,075
Provision of prepayment for purchase of property, plant and equipment	11,048,442
Pre-operating expenses of a subsidiary that are deductible in future periods		50,487
Provision for advance to suppliers to be utilized beyond one year	56,931,594
Assets related government grant	6,726,539	3,131,413
Timing difference for revenue recognition of retainage contract	(28,557,111)
Other temporary differences	(65,135)	715,514
Total deferred tax assets	227,485,860	28,030,757
Less: Valuation allowance	227,485,860	28,030,757
Deferred tax assets-non-current, net

TAXATION (Movement of Valuation Allowances) (Details) (CNY)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
TAXATION [Abstract]
At beginning of year	(73,967,071)	(6,308,714)	(1,994,833)
Current year additions	(329,813,147)	(69,445,609)	(4,517,852)
Reversal of valuation allowances	919,670	1,787,252	203,971
At end of year	(402,860,548)	(73,967,071)	(6,308,714)

ACCOUNTS RECEIVABLE, NET-THIRD PARTIES (Schedule of Accounts Receivable) (Details)	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2009 CNY
ACCOUNTS RECEIVABLE, NET-THIRD PARTIES [Abstract]
Accounts receivables		2,386,356,664	1,779,953,029
Allowance for doubtful accounts		(673,671,445)	(179,746,165)	(378,888)	(2,800,000)
Accounts receivable, net	$ 274,904,932	1,712,685,219	1,600,206,864

ACCOUNTS RECEIVABLE, NET-THIRD PARTIES (Schedule of Movement of Allowance of Doubtful Accounts) (Details) (CNY)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
ACCOUNTS RECEIVABLE, NET-THIRD PARTIES [Abstract]
At beginning of year	179,746,165	378,888	2,800,000
Addition	541,662,539	184,990,129	8,534,372
Write-off		(24,140)	(10,764,771)
Reversal	(47,737,259)	(5,598,712)	(190,713)
At end of year	673,671,445	179,746,165	378,888

ADVANCES TO SUPPLIERS (Details)	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY
ADVANCES TO SUPPLIERS [Abstract]
Advances to suppliers under purchase contracts with term of less than 1 year		63,552,991	188,358,498
Advances to suppliers under purchase contracts with term of more than 1 year			229,376,531
Total		63,552,991	417,735,029
Advances to suppliers to be utilized beyond one year			(209,630,940)
Advances to suppliers-current	10,200,958	63,552,991	208,104,089
Provision for advance to suppliers	$ 36,447,800	227,073,440	652,937

INVENTORIES (Details)	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY
INVENTORIES [Abstract]
Raw materials		80,712,251	85,429,622
Work-in-progress		92,719,649	161,793,585
Finished goods		354,530,478	550,852,122
Total	84,743,805	527,962,378	798,075,329
Inventories provision	$ 53,343,843	332,337,477	201,662,101	29,602,473

PREPAYMENTS AND OTHER CURRENT ASSETS (Details)	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY
PREPAYMENTS AND OTHER CURRENT ASSETS [Abstract]
Value-added tax deductable		209,695,401	703,696,703
Prepayment for share repurchase		25,963,848	31,924,842
Employee advances		12,069,024	19,866,729
Prepaid service fees.		6,479,850	12,869,033
Prepaid rent and others		2,800,420	12,628,829
Advances recoverable from supplier		9,224,859	11,089,584
Prepaid insurance premium		8,398,332	6,520,930
Prepaid advertizing fee and sponsorship		361,635	4,916,317
Prepayment for income tax		6,390,847	4,432,374
Employee loans		1,591,650	2,521,000
Deposits for customs duty, rental and open bidding for solar projects		46,450,079	1,579,159
Deferred charges		910,065	391,979
Receivable from insurance company		81,388,706
Others		1,606,077	1,472,802
Prepaid Expense and Other Assets, Current, Total	$ 66,344,167	413,330,793	813,910,281

PROPERTY, PLANT AND EQUIPMENT, NET (Details)	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2012 Buildings [Member] CNY	Dec. 31, 2011 Buildings [Member] CNY	Dec. 31, 2012 Machinery and equipment [Member] CNY	Dec. 31, 2011 Machinery and equipment [Member] CNY	Dec. 31, 2012 Motor vehicles [Member] CNY	Dec. 31, 2011 Motor vehicles [Member] CNY	Dec. 31, 2012 Furniture, fixture and office equipment [Member] CNY	Dec. 31, 2011 Furniture, fixture and office equipment [Member] CNY
Property, Plant and Equipment [Line Items]
Property and equipment		3,883,564,425	3,725,580,096		507,989,849	441,046,753	3,307,235,601	3,217,550,882	22,609,244	22,814,205	45,729,731	44,168,256
Less: Accumulated depreciation		(732,881,877)	(412,394,030)
Less: Impairment		(70,260,894)	(4,784,595)
Subtotal		3,080,421,654	3,308,401,471
Construction in progress		249,451,007	259,892,829
Property, plant and equipment, net	534,481,415	3,329,872,661	3,568,294,300
Depreciation of property, plant and equipment	51,869,574	323,152,636	263,846,113	96,751,960
Impairment on long-lived assets	$ 10,509,671	65,476,299		5,376,071

PROJECT ASSETS (Details)	12 Months Ended						12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2012 Completed and connected to the grid [Member] CNY	Dec. 31, 2011 Completed and connected to the grid [Member] CNY	Dec. 31, 2012 Generated Electricity [Member] CNY	Dec. 31, 2011 Generated Electricity [Member] CNY	Dec. 31, 2010 Generated Electricity [Member] CNY
Property, Plant and Equipment [Line Items]
Project assets	$ 86,096,708	536,391,099	272,504,672		349,485,131
Revenues	$ 769,613,401	4,794,768,449	7,384,951,444	4,654,854,723			1,607,066

LAND USE RIGHTS, NET (Details)	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY
LAND USE RIGHTS, NET [Abstract]
Land use rights		386,909,459	382,657,019
Less: accumulated amortization		(21,160,244)	(14,614,093)
Land use rights, net	58,706,797	365,749,215	368,042,926
Amortization of land use rights	1,050,730	6,546,151	5,558,122	4,075,087
Estimated future amortization expense		6,740,845

INTANGIBLE ASSETS, NET (Details)	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2012 Trademark [Member] CNY	Dec. 31, 2011 Trademark [Member] CNY	Dec. 31, 2012 Computer software [Member] CNY	Dec. 31, 2011 Computer software [Member] CNY
Finite-Lived Intangible Assets [Line Items]
Intangible assets, gross					1,274,392	1,347,193	6,153,728	2,595,474
Less: accumulated amortization		(1,054,522)	(286,275)
Intangible assets, net	1,023,033	6,373,598	3,656,392
Amortization of intangible assets	122,681	764,312	223,926	58,219
Estimated amortization expense, 2013		833,930
Estimated amortization expense, 2014		832,747
Estimated amortization expense, 2015		780,427
Estimated amortization expense, 2016		682,373
Estimated amortization expense, 2017		570,784

OTHER ASSETS (Details)	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2012 Prepayments for purchase of property, plant and equipment [Member] CNY	Dec. 31, 2011 Prepayments for purchase of property, plant and equipment [Member] CNY	Dec. 31, 2012 Prepayments for land use right [Member] CNY	Dec. 31, 2011 Prepayments for land use right [Member] CNY	Dec. 31, 2012 Prepayment for warranty insurance premium [Member] CNY	Dec. 31, 2011 Prepayment for warranty insurance premium [Member] CNY	Dec. 31, 2012 Prepaid service fee?non-current portion [Member] CNY	Dec. 31, 2011 Prepaid service fee?non-current portion [Member] CNY	Dec. 31, 2012 Others [Member] CNY	Dec. 31, 2011 Others [Member] CNY
Other Assets [Line Items]
Other assets	$ 13,195,562	82,209,673	129,387,926	36,411,466	92,723,986		4,245,240	44,228,323	26,565,738	1,114,886	4,911,937	454,998	941,025

OTHER PAYABLES AND ACCRUALS (Details)	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2012 Payables For Purchase Of Property Plant And Equipment [Member] CNY	Dec. 31, 2011 Payables For Purchase Of Property Plant And Equipment [Member] CNY	Dec. 31, 2012 Payables For Project Assets [Member] CNY	Dec. 31, 2011 Payables For Project Assets [Member] CNY	Dec. 31, 2012 Government Grants Related To Assets [Member] CNY	Dec. 31, 2011 Government Grants Related To Assets [Member] CNY	Dec. 31, 2012 Value -Added Tax And Other Tax Payable [Member] CNY	Dec. 31, 2011 Value -Added Tax And Other Tax Payable [Member] CNY	Dec. 31, 2012 Freight Payables [Member] CNY	Dec. 31, 2011 Freight Payables [Member] CNY	Dec. 31, 2012 Accrued Utilities Rentals And Interest [Member] CNY	Dec. 31, 2011 Accrued Utilities Rentals And Interest [Member] CNY	Dec. 31, 2012 Payables To Zhejiang Global Photovoltaic Technology Co., Ltd. [Member] CNY	Dec. 31, 2011 Payables To Zhejiang Global Photovoltaic Technology Co., Ltd. [Member] CNY	Dec. 31, 2012 Contracted Labor Fee [Member] CNY	Dec. 31, 2011 Contracted Labor Fee [Member] CNY	Dec. 31, 2012 Accrued Warranty Cost [Member] CNY	Dec. 31, 2011 Accrued Warranty Cost [Member] CNY	Dec. 31, 2012 Commision Payables [Member] CNY	Dec. 31, 2011 Commision Payables [Member] CNY	Dec. 31, 2012 Accrued Professional Service Fees [Member] CNY	Dec. 31, 2011 Accrued Professional Service Fees [Member] CNY	Dec. 31, 2012 Others [Member] CNY	Dec. 31, 2011 Others [Member] CNY
Other Liabilities [Line Items]
Other payables and accruals	$ 131,200,647	817,393,146	813,027,659	253,431,693	274,948,772	184,623,149	223,306,031	181,160,000	121,560,000	26,545,382	88,654,952	28,799,192	23,904,150	35,204,650	14,148,324		16,888,607	19,593,436	11,719,622	21,179,367	11,101,709	2,020,242	8,651,046	13,844,655	6,031,954	50,991,380	12,112,492

BONDS PAYABLE AND ACCRUED INTEREST (Details) (Short Term Bonds [Member], CNY)	Apr. 24, 2012	Jul. 11, 2011	Mar. 24, 2011	Jan. 14, 2011
Short Term Bonds [Member]
Bonds Payable And Accrued Interest [Line Items]
Debt, face amount	300,000,000	400,000,000	300,000,000	300,000,000
Stated interest rate	6.30%	6.50%	5.60%	5.28%

BORROWINGS (Short-term) (Details)	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY
BORROWINGS [Abstract]
Short-term bank borrowings		1,917,630,796	1,808,032,066
Long-term bank borrowings-current portion (Note 17 (b))		328,000,000	392,000,000
Total short-term borrowings	$ 360,448,596	2,245,630,796	2,200,032,066

BORROWINGS (Long-term) (Details)	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY
BORROWINGS [Abstract]
Long-term bank borrowings		495,000,000	547,750,000
Less: Current portion		(328,000,000)	(392,000,000)
Deferred financing cost (Note 26(d))			(250,000)
Total long-term borrowings	$ 26,805,348	167,000,000	155,500,000

BORROWINGS (Long-term Future Principal Repayments) (Details) (CNY)	Dec. 31, 2012	Dec. 31, 2011
BORROWINGS [Abstract]
2013	328,000,000
2014	167,000,000
Long-term Debt, Total	495,000,000	547,750,000

BORROWINGS (Short-term Narrative) (Details) (CNY)	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 Subsequent Event [Member]	Dec. 31, 2012 Loans denominated and repayable in EURO [Member]	Dec. 31, 2012 Loans denominated and repayable in USD [Member]	Dec. 31, 2012 Jinko Solar Co., Ltd. ("Jiangxi Jinko") [Member] Loan One [Member] Fixed deposits [Member]	Dec. 31, 2012 Jinko Solar Co., Ltd. ("Jiangxi Jinko") [Member] Loan One [Member] Guaranteed by pledged assets [Member]	Dec. 31, 2012 Jinko Solar Co., Ltd. ("Jiangxi Jinko") [Member] Loan Two [Member] Land use rights [Member]	Dec. 31, 2012 Jinko Solar Co., Ltd. ("Jiangxi Jinko") [Member] Loan Two [Member] Plants [Member]	Dec. 31, 2012 Jinko Solar Co., Ltd. ("Jiangxi Jinko") [Member] Loan Two [Member] Certain equipments [Member]	Dec. 31, 2012 Jinko Solar Co., Ltd. ("Jiangxi Jinko") [Member] Loan Two [Member] Guaranteed by pledged assets [Member]	Dec. 31, 2012 Jinko Solar Co., Ltd. ("Jiangxi Jinko") [Member] Loan Two [Member] Guaranteed by shareholders [Member]	Dec. 31, 2012 Jinko Solar Co., Ltd. ("Jiangxi Jinko") [Member] Loan Two [Member] Guaranteed by shareholders and affiliate [Member]	Dec. 31, 2012 Jinko Solar Co., Ltd. ("Jiangxi Jinko") [Member] Loan Three [Member]	Dec. 31, 2012 Jinko Solar Co., Ltd. ("Jiangxi Jinko") [Member] Loan Three [Member] Guaranteed by pledged assets [Member]	Dec. 31, 2012 Jinko Solar Co., Ltd. ("Jiangxi Jinko") [Member] Loan Three [Member] Guaranteed by shareholders and affiliate [Member]	Dec. 31, 2012 Jinko Solar Co., Ltd. ("Jiangxi Jinko") [Member] Loan Four [Member] Guaranteed by shareholders, affiliate and pledged assets [Member]	Dec. 31, 2012 Jinko Solar Co., Ltd. ("Jiangxi Jinko") [Member] Loan Five [Member] Guaranteed by shareholders [Member]	Dec. 31, 2012 Jinko Solar Co., Ltd. ("Jiangxi Jinko") [Member] Loan Five [Member] Guaranteed by shareholders and affiliate [Member]	Dec. 31, 2012 Jinko Solar Co., Ltd. ("Jiangxi Jinko") [Member] Jiangxi Heji Investment Co., Ltd. [Member]	Dec. 31, 2012 Jinko Solar Co., Ltd. ("Jiangxi Jinko") [Member] Shangrao Hexing Co., Ltd. [Member]	Dec. 31, 2012 Zhejiang Jinko Solar Co., Ltd ("Zhejiang Jinko") [Member] Loan One [Member] Guaranteed by pledged assets [Member]	Dec. 31, 2012 Zhejiang Jinko Solar Co., Ltd ("Zhejiang Jinko") [Member] Loan Two [Member] Fixed deposits [Member]	Dec. 31, 2012 Zhejiang Jinko Solar Co., Ltd ("Zhejiang Jinko") [Member] Loan Two [Member] Guaranteed by affiliate [Member]	Dec. 31, 2012 Zhejiang Jinko Solar Co., Ltd ("Zhejiang Jinko") [Member] Loan Two [Member] Guaranteed by third party [Member]	Dec. 31, 2012 Zhejiang Jinko Solar Co., Ltd ("Zhejiang Jinko") [Member] Loan Three [Member] Certain equipments [Member]	Dec. 31, 2012 Zhejiang Jinko Solar Co., Ltd ("Zhejiang Jinko") [Member] Loan Three [Member] Guaranteed by pledged assets and affiliate [Member]	Dec. 31, 2012 Zhejiang Jinko Solar Co., Ltd ("Zhejiang Jinko") [Member] Loan Four [Member] Land use rights [Member]	Dec. 31, 2012 Zhejiang Jinko Solar Co., Ltd ("Zhejiang Jinko") [Member] Loan Four [Member] Plants [Member]	Dec. 31, 2012 Zhejiang Jinko Solar Co., Ltd ("Zhejiang Jinko") [Member] Loan Four [Member] Certain equipments [Member]	Dec. 31, 2012 Zhejiang Jinko Solar Co., Ltd ("Zhejiang Jinko") [Member] Loan Four [Member] Guaranteed by pledged assets [Member]	Dec. 31, 2012 Jinko Solar Import and Export Co., Ltd. ("Jinko Import and Export") [Member] Loan One [Member] Certain equipments [Member]	Dec. 31, 2012 Jinko Solar Import and Export Co., Ltd. ("Jinko Import and Export") [Member] Loan One [Member] Guaranteed by shareholders, affiliate and pledged assets [Member]	Dec. 31, 2012 Jinko Solar Import and Export Co., Ltd. ("Jinko Import and Export") [Member] Loan Two [Member] Guaranteed by shareholders [Member]	Dec. 31, 2012 Jinko Solar Import and Export Co., Ltd. ("Jinko Import and Export") [Member] Loan Two [Member] Guaranteed by shareholders and affiliate [Member]	Dec. 31, 2012 Jinko Solar Import and Export Co., Ltd. ("Jinko Import and Export") [Member] Loan Two [Member] Guaranteed by shareholders and a second affiliate [Member]	Dec. 31, 2012 Credit Loans [Member] Jinko Solar Co., Ltd. ("Jiangxi Jinko") [Member]	Dec. 31, 2012 Credit Loans [Member] Zhejiang Jinko Solar Co., Ltd ("Zhejiang Jinko") [Member]	Dec. 31, 2012 Credit Loans [Member] Zhejiang Jinko Solar Co., Ltd ("Zhejiang Jinko") [Member] Land use rights [Member]	Dec. 31, 2012 Credit Loans [Member] Zhejiang Jinko Solar Co., Ltd ("Zhejiang Jinko") [Member] Guaranteed by pledged assets [Member]	Dec. 31, 2012 Credit Loans [Member] Zhejiang Jinko Solar Co., Ltd ("Zhejiang Jinko") [Member] Guaranteed by affiliate [Member]	Dec. 31, 2012 Credit Loans [Member] Jinko Solar Import and Export Co., Ltd. ("Jinko Import and Export") [Member]	Dec. 31, 2012 Credit Loans [Member] Jinko Solar Import and Export Co., Ltd. ("Jinko Import and Export") [Member] Guaranteed by affiliate [Member]
Short-term Debt [Line Items]
Short-term loans interest rate	5.41%	5.38%
Short-term bank borrowings	1,917,630,796	1,808,032,066		22,749,052	28,731,021		30,000,000				304,400,000	70,000,000	23,000,000		140,000,000	50,000,000	17,000,000	169,977,821	119,977,821	196,418,183	11,640,000	36,500,000		163,000,000	80,000,000		25,000,000				178,000,000		92,051,818	86,225,000	6,225,000	80,000,000	134,991,426	190,091,005		20,000,000	170,091,005	142,335,543	49,855,701
Pledged assets						30,000,000		141,339,404	95,798,430	388,138,496				319,953,046									40,300,000			95,977,919		42,742,315	108,925,069	888,135,724		92,969,587							36,360,880
Proceeds from short-term debt			1,172,000,590
Repayments of short-term debt			1,060,710,938

BORROWINGS (Long-term Narrative) (Details)	12 Months Ended						12 Months Ended		12 Months Ended		12 Months Ended			12 Months Ended		12 Months Ended				12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2012 Subsequent Event [Member] CNY	Dec. 31, 2012 Jinko Solar Co., Ltd. ("Jiangxi Jinko") [Member] Long-term Loan One [Member] Certain equipments [Member] CNY	Dec. 31, 2012 Jinko Solar Co., Ltd. ("Jiangxi Jinko") [Member] Long-term Loan One [Member] Guaranteed by pledged assets [Member] CNY	Dec. 31, 2012 Jinko Solar Co., Ltd. ("Jiangxi Jinko") [Member] Long-term Loan Two [Member] Plants [Member] CNY	Dec. 31, 2012 Jinko Solar Co., Ltd. ("Jiangxi Jinko") [Member] Long-term Loan Two [Member] Guaranteed by pledged assets [Member] CNY	Dec. 31, 2012 Jinko Solar Co., Ltd. ("Jiangxi Jinko") [Member] Long-term Loan Three [Member] Land use rights [Member] CNY	Dec. 31, 2012 Jinko Solar Co., Ltd. ("Jiangxi Jinko") [Member] Long-term Loan Three [Member] Guaranteed by pledged assets [Member] CNY	Dec. 31, 2012 Jinko Solar Co., Ltd. ("Jiangxi Jinko") [Member] Long-term Loan Four [Member] CNY	Dec. 31, 2012 Zhejiang Jinko Solar Co., Ltd ("Zhejiang Jinko") [Member] Long-term Loan One [Member] Certain equipments [Member] CNY	Dec. 31, 2012 Zhejiang Jinko Solar Co., Ltd ("Zhejiang Jinko") [Member] Long-term Loan One [Member] Guaranteed by pledged assets and affiliate [Member] CNY	Dec. 31, 2012 Zhejiang Jinko Solar Co., Ltd ("Zhejiang Jinko") [Member] Long-term Loan Two [Member] Certain equipments [Member] CNY	Dec. 31, 2012 Zhejiang Jinko Solar Co., Ltd ("Zhejiang Jinko") [Member] Long-term Loan Two [Member] Guaranteed by pledged assets and affiliate [Member] CNY	Dec. 31, 2012 Zhejiang Jinko Solar Co., Ltd ("Zhejiang Jinko") [Member] Long-term Loan Three [Member] Land use rights [Member] CNY	Dec. 31, 2012 Zhejiang Jinko Solar Co., Ltd ("Zhejiang Jinko") [Member] Long-term Loan Three [Member] Plants [Member] CNY	Dec. 31, 2012 Zhejiang Jinko Solar Co., Ltd ("Zhejiang Jinko") [Member] Long-term Loan Three [Member] Certain equipments [Member] CNY	Dec. 31, 2012 Zhejiang Jinko Solar Co., Ltd ("Zhejiang Jinko") [Member] Long-term Loan Three [Member] Guaranteed by pledged assets and affiliate [Member] CNY	Dec. 31, 2012 Zhejiang Jinko Solar Co., Ltd ("Zhejiang Jinko") [Member] Long-term Loan Four [Member] Guaranteed by affiliate [Member] CNY
Debt Instrument [Line Items]
Debt instrument, issuance date							Feb 29, 2012		Jun 30, 2012		Dec 31, 2012	Sep 30, 2011		Mar 31, 2010		May 31, 2010				Apr 30, 2011	Jun 30, 2011
Debt, face amount							50,000,000		90,000,000		27,000,000	13,000,000		10,000,000		10,000,000				270,000,000	25,000,000
Debt instrument, maturity date							Feb 28, 2014		Jun 30, 2014		Dec 31, 2014	Aug 31, 2014		Mar 31, 2013		May 31, 2013				Dec 31, 2013	Dec 31, 2013
Effective interest rate							6.98%		6.72%		6.46%	6.40%		6.65%		6.65%					6.40%
Effective interest rate range, minimum																				6.15%
Effective interest rate range, maximum																				6.65%
Debt instrument, frequency of payments							monthly		monthly		monthly	quarterly		monthly		monthly				monthly	monthly
Pledged assets						171,333,024		134,640,918		99,923,017			81,425,922		81,425,922		42,742,315	108,925,069	888,135,724
Proceeds from issuance of long-term debt	48,153,320	300,000,000	1,000,000,000		360,000,000
Repayments of long-term debt	$ 160,511,067	1,000,000,000			28,000,000

EARNINGS/(LOSS) PER SHARE (Details)	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2012 Preferred Stock [Member] CNY	Dec. 31, 2011 Preferred Stock [Member] CNY	Dec. 31, 2010 Preferred Stock [Member] CNY	Dec. 31, 2012 Convertible Senior Notes [Member] CNY	Dec. 31, 2011 Convertible Senior Notes [Member] CNY	Dec. 31, 2010 Convertible Senior Notes [Member] CNY	Dec. 31, 2012 Exchange Gain On Convertible Senior Notes [Member] CNY	Dec. 31, 2011 Exchange Gain On Convertible Senior Notes [Member] CNY	Dec. 31, 2010 Exchange Gain On Convertible Senior Notes [Member] CNY	Dec. 31, 2012 Change In Fair Value Of Convertible Senior Notes [Member] CNY	Dec. 31, 2011 Change In Fair Value Of Convertible Senior Notes [Member] CNY	Dec. 31, 2010 Change In Fair Value Of Convertible Senior Notes [Member] CNY	Dec. 31, 2012 Stock Options [Member]	Dec. 31, 2011 Stock Options [Member]	Dec. 31, 2010 Stock Options [Member]	Dec. 31, 2012 Series A Redeemable Convertible Preferred Shares [Member] USD ($)	Dec. 31, 2012 Series A Redeemable Convertible Preferred Shares [Member] CNY	Dec. 31, 2011 Series A Redeemable Convertible Preferred Shares [Member] CNY	Dec. 31, 2010 Series A Redeemable Convertible Preferred Shares [Member] CNY	Dec. 31, 2012 Series B Redeemable Convertible Preferred Shares [Member] USD ($)	Dec. 31, 2012 Series B Redeemable Convertible Preferred Shares [Member] CNY	Dec. 31, 2011 Series B Redeemable Convertible Preferred Shares [Member] CNY	Dec. 31, 2010 Series B Redeemable Convertible Preferred Shares [Member] CNY
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Net income/(loss) attributable to JinkoSolar Holding Co., Ltd.	$ (247,575,813)	(1,542,422,068)	273,342,819	881,873,227
Redeemable Convertible Preferred Shares accretion																							(13,433,242)				(17,479,734)
Allocation to preferred shareholders				(15,156,606)
Net income / (loss) attributable to JinkoSolar Holding Co., Ltd.'s ordinary shareholders-Basic	(247,575,813)	(1,542,422,068)	273,342,819	835,803,645
Dilutive effect							46,069,582		19,855,810			(21,567,522)			(398,030,217)
Net income / (loss) attributable to JinkoSolar Holding Co., Ltd.'s ordinary shareholders-Diluted		(1,542,422,068)	(126,399,110)	881,873,227
Denominator for basic calculation-weighted average number of ordinary shares outstanding	88,752,706	88,752,706	93,966,535	74,896,543
Dilutive effect							4,719,884		7,352,536									1,367,900	1,131,653
Denominator for diluted calculation-weighted average number of ordinary shares outstanding	88,752,706	88,752,706	102,686,971	80,748,080
Basic earnings/(loss) per share attributable to JinkoSolar Holding Co., Ltd.'s ordinary shareholders	$ (2.79)	(17.38)	2.91	11.16
Diluted earnings/(loss) per share attributable to JinkoSolar Holding Co., Ltd.'s ordinary shareholders	$ (2.79)	(17.38)	(1.23)	10.92

EMPLOYEE BENEFITS (Details) (CNY)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
EMPLOYEE BENEFITS [Abstract]
Employee benefit expenses	37,134,122	72,700,241	40,122,159
Accrued employee benefits	154,819,927	118,271,256
Penalty accrued for employee benefits	12,063,712	1,773,995

REDEEMABLE CONVERTIBLE PREFERRED SHARES (Details)	0 Months Ended			0 Months Ended				12 Months Ended					0 Months Ended				12 Months Ended					0 Months Ended
	Jun. 22, 2009 CNY	Dec. 31, 2012 USD ($)	May 30, 2008 USD ($)	Sep. 15, 2009 Stock Transfer One [Member] CNY	Sep. 15, 2009 Stock Transfer Two [Member] CNY	Sep. 15, 2009 Series A Preferred Stock [Member] USD ($)	May 30, 2008 Series A Preferred Stock [Member] USD ($)	Dec. 31, 2010 Series A Preferred Stock [Member] CNY	Dec. 31, 2009 Series A Preferred Stock [Member] CNY	Jun. 20, 2009 Series A Preferred Stock [Member] CNY	Dec. 31, 2008 Series A Preferred Stock [Member] Minimum [Member] CNY	Dec. 31, 2008 Series A Preferred Stock [Member] Maximum [Member] CNY	May 30, 2008 Series A Preferred Stock [Member] Scenario, Previously Reported [Member] USD ($)	Sep. 15, 2009 Series B Preferred Stock [Member] USD ($)	Jun. 22, 2009 Series B Preferred Stock [Member] CNY	Sep. 18, 2008 Series B Preferred Stock [Member] USD ($)	Dec. 31, 2010 Series B Preferred Stock [Member] CNY	Dec. 31, 2009 Series B Preferred Stock [Member] CNY	Dec. 31, 2008 Series B Preferred Stock [Member]	Dec. 31, 2008 Series B Preferred Stock [Member] Minimum [Member] CNY	Dec. 31, 2008 Series B Preferred Stock [Member] Maximum [Member] CNY	Sep. 18, 2008 Series B Preferred Stock [Member] Scenario, Previously Reported [Member] USD ($)
Temporary Equity [Line Items]
Shares issued							5,375,150						107,503			7,441,450						148,829
Value of shares issued				43,600,000	8,015,089
Stock issued in exchange				3,812,900	701,500
Price per share		$ 1.55					$ 223.25									$ 236.51
Value of Redeemable Convertible Preferred Shares issued							24,000,000									35,200,000
Redeemable Convertible Preferred Shares, par value per share							$ 0.00002						$ 0.001			$ 0.00002						$ 0.001
Percentage of votes needed for conversion election			67.00%
Amount of QIPO			150,000,000
Amount of QIPO, market capitalization			750,000,000
Lower bound of performance target											175,000,000	225,000,000								200,000,000	250,000,000
Upper bound of performance target										450,000,000	275,000,000	325,000,000			100,000,000					250,000,000	300,000,000
Conversion rate																1			1.0054
Conversion multiple																1.5
Change in fair value of embedded derivative															65,200,000
Fair value of embedded derivative															18,200,000
Change in fair value															18,200,000
Transfer of equity to temporary equity	15,100,000														43,600,000
Compensation expense	17,500,000														3,400,000
Accretion to redemption value								13,433,242	31,832,994								17,479,734	42,301,594
Payments for consulting services						$ 469,000								$ 867,300

CONVERTIBLE SENIOR NOTES (Details)	0 Months Ended	12 Months Ended		0 Months Ended	12 Months Ended
	May 17, 2011 Capped Call Option [Member] USD ($)	Dec. 31, 2012 Capped Call Option [Member] CNY	Dec. 31, 2011 Capped Call Option [Member] CNY	May 17, 2011 Convertible Senior Notes [Member] USD ($)	Dec. 31, 2012 Convertible Senior Notes [Member] CNY	Dec. 31, 2011 Convertible Senior Notes [Member] CNY	Dec. 31, 2011 Convertible Senior Notes [Member] USD ($)
Debt Instrument [Line Items]
Aggregate principal amount				$ 125,000,000
Debt issuance date				May 17, 2011
Debt maturity date				May 15, 2016
Stated interest rate				4.00%
Convertible debt, conversion rate				29.6307
Convertible debt, conversion price	$ 48.21			$ 33.75
Debt covenant, ownership interest threshold				50.00%
Call feature, percentage				100.00%
Fair value of convertible notes					483,581,668	387,777,235
Foreign exchange gain					1,047,241	21,567,522
Gain from change in fair value of convertible senior notes					96,851,674	398,030,217
Face value of notes repurchased							2,000,000
Percent of notes repurchased						1.60%
Percentage of price redeemed at						41.00%
Premium paid for derivative	18,000,000
Derivative, fair value		16,131,208	16,408,445
Change in fair value of capped call option		309,052	98,282,510

REPURCHASE OF ORDINARY SHARES (Details)	12 Months Ended
	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2012 American Depositary Shares [Member] CNY	Dec. 31, 2011 American Depositary Shares [Member] USD ($)	Dec. 31, 2011 American Depositary Shares [Member] CNY	Dec. 31, 2012 Common Stock [Member]	Dec. 31, 2011 Common Stock [Member]	Dec. 31, 2011 Additional Paid In Capital [Member] CNY
Equity, Class of Treasury Stock [Line Items]
Stock repurchase program, shares of common stock approved for repurchase				$ 30,000,000
Shares repurchased for full retirement			173,570	1,222,600	1,222,600	694,280	4,890,400
Value of shares repurchased for full retirement			5,521,130		48,503,352			48,502,683
Repurchase of shares of the Company (in shares)			430,800	257,230	257,230	1,723,200	1,028,920
Repurchase of shares of the Company	5,521,130	56,857,774	13,875,553		8,354,423

SHARE BASED COMPENSATION (Narrative) (Details)	1 Months Ended	4 Months Ended	12 Months Ended					0 Months Ended								1 Months Ended	12 Months Ended	0 Months Ended	12 Months Ended	0 Months Ended
	Jul. 31, 2009	May 14, 2010 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2012 USD ($)	Sep. 28, 2011	Dec. 21, 2012 Stock Options [Member] USD ($)	Nov. 03, 2011 Stock Options [Member] USD ($)	May 03, 2011 Stock Options [Member] USD ($)	Mar. 11, 2011 Stock Options [Member] USD ($)	Apr. 26, 2010 Stock Options [Member] USD ($)	Apr. 12, 2010 Stock Options [Member] USD ($)	Apr. 06, 2010 Stock Options [Member] USD ($)	Jan. 25, 2010 Stock Options [Member]	Sep. 15, 2009 Stock Options [Member] USD ($)	Dec. 31, 2012 Stock Options [Member] CNY	Oct. 01, 2011 Stock Options [Member] Employee A [Member] USD ($)	Dec. 31, 2012 Stock Options [Member] Employee A [Member]	Oct. 01, 2011 Stock Options [Member] Employee B [Member] USD ($)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Ordinary shares that may be issued	7,325,122						9,325,122
Contractual life	7 years
Options granted			160,000					160,000	1,120,000	100,000	300,000	785,480			726,250	3,024,750		4,180,000		32,000
Exercise price of options granted								$ 1.42	$ 1.42	$ 6.5	$ 5.65	$ 2.08	$ 2.08	$ 2.08		$ 3.13		$ 1.42		$ 1.42
Share-based compensation		14,651,329	17,343,110
Incremental charge resulted from the repricing, recognized during period				9,879,124	5,132,052
Number of vesting increments								5	24	5	5	5			5		5	5	36	1
Exercise price as a percentage of initial public offering price per share															85.00%
Market value of ordinary shares						$ 1.55
Intrinsic value of options exercised			14,454		2,938,203
Fair value per option at grant date (RMB)			5.6	6.91	16.85												5.6
Fair value of options vested			14,784,850	9,558,119	9,363,356
Unrecognized share-based compensation expense			14,995,792
Unrecognized share-based compensation expense, weighted-average recognition period			3 years 4 months 24 days
Cash received from the exercise of share options

SHARE BASED COMPENSATION (Stock Option Activity) (Details)	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY
Number of option outstanding
Balance as of January 1, 2012	8,540,384
Granted	160,000
Exercise	(18,000)
Forfeited	(621,330)
Balance as of December 31, 2012	8,061,054
Vested and expected to vest as of December 31, 2012	7,114,422
Vested and exercisable as of December 31, 2012	3,379,206
Weighted-Average Exercise Price
Balance as of January 1, 2012	$ 1.8
Granted	$ 1.42
Exercise	$ 1.42
Forfeited	$ 1.51
Balance as of December 31, 2012	$ 1.81
Vested and expected to vest as of December 31, 2012	$ 1.82
Vested and exercisable as of December 31, 2012	$ 1.87
Weighted-Average Remaining Contractual Term
Balance as of December 31, 2012	4 years 8 months 12 days
Vested and expected to vest as of December 31, 2012	4 years 6 months
Vested and exercisable as of December 31, 2012	3 years 9 months 18 days
Aggregate Intrinsic value
Balance as of December 31, 2012		3,936,172
Vested and expected to vest as of December 31, 2012		3,344,962
Vested and exercisable as of December 31, 2012		1,145,040

SHARE BASED COMPENSATION (Summary of Non-vested Shares) (Details) (CNY)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Number of option outstanding
Nonvested at January 1, 2012	6,988,848
Granted	160,000
Vested	(1,877,440)
Forfeited	(589,560)
Nonvested at December 31, 2012	4,681,848	6,988,848
Expected to vest as of December 31, 2012	3,735,216
Weighted-Average Fair Value in Grant Date
Nonvested at January 1, 2012	7.59
Granted	5.6
Vested	8.29
Forfeited	5
Nonvested at December 31, 2012	7.56	7.59
Expected to vest as of December 31, 2012	7.64
Fair value of shares vested	8,928,354	17,489,306	23,534,284

SHARE BASED COMPENSATION (Expense Allocation) (Details) (CNY)	4 Months Ended	12 Months Ended
	May 14, 2010	Dec. 31, 2012
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Share-based compensation	14,651,329	17,343,110
Costs of Revenues [Member]
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Share-based compensation		947,428
Selling Expenses [Member]
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Share-based compensation		2,128,245
General and Administration Expenses [Member]
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Share-based compensation		14,267,437

SHARE BASED COMPENSATION (Assumptions) (Details) (CNY)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Fair value per option at grant date (RMB)	5.6	6.91	16.85
Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk-free interest rate	0.78%
Expected term	4 years 9 months 18 days
Expected dividend yield	0.00%
Expected volatility	80.00%
Fair value per option at grant date (RMB)	5.6

RELATED PARTY TRANSACTIONS AND BALANCES (Balances) (Details)	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY		Dec. 31, 2011 CNY
Outstanding amounts due from related parties:
Accounts receivable from subsidiaries of ReneSola Ltd. ("ReneSola", controlled by an immediate family member of the principal shareholders and directors of the Company, who are the executive officers of the Company)	$ 16,938,953	105,531,368		31,010,170
Advances of travel and other business expenses to executive directors who are also shareholders	937,446	5,840,380	[1]	691,242	[1]
Total		111,371,748		31,701,412
Outstanding amounts due to related parties:
Accounts payable due to a subsidiary of ReneSola Ltd. ("ReneSola", controlled by an immediate family member of the principal shareholders and directors of the Company, who are the executive officers of the Company)	4,822,594	30,045,245	[2]	35,887,845	[2]
Travelling reimbursements payable to executive directors who are also shareholders		109,531
Other payables to Jiangxi Desun Energy Co., Ltd. (Desun, an entity in which our founders and substantial shareholders, Xiande Li, Kangping Chen and Xianhua Li, each holds more than 10%, and collectively hold 73%, of the equity interest) for leasing of land and buildings		2,161,345	[2]	1,094,047	[2]
Total		32,316,121		36,981,892
Ownership percentage of Desun, held by our founders and substantial shareholders	73.00%	73.00%		73.00%

[1]	Advances of travelling and other business expenses to executive directors who are also shareholders represent the amounts the Company advanced to them for expected expenses, charges and incidentals relating to their business development activities.
[2]	Balances due to related parties are interest-free, not collateralized, and have no definitive repayment terms.

RELATED PARTY TRANSACTIONS AND BALANCES (Transactions) (Details) (CNY)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Related Party Transaction [Line Items]
Lease expiration date	Dec 31, 2017
ReneSola Ltd. [Member]
Related Party Transaction [Line Items]
Revenues from sales of products and provision of processing services to related party	201,355,631	32,587,949
Purchases from related party		44,512,919	35,250,000
Jiangxi Desun Energy Co., Ltd. [Member]
Related Party Transaction [Line Items]
Term of lease	10 years
Lease expiration date	Dec 31, 2017
Rental expenses from related parties	1,100,304	1,100,304	1,100,304
Shareholders Guarantee of Short Term Debt [Member]
Related Party Transaction [Line Items]
Amount of debt secured by related part guarantees	508,524,639	244,000,000
Amount of collateral securing debt	17,000,000
Shareholders Guarantee of Long Term Debt [Member]
Related Party Transaction [Line Items]
Amount of debt secured by related part guarantees		80,000,000

CERTAIN RISKS AND CONCENTRATION (Narrative) (Details) (Revenue [Member], Foreign Currency Concentration Risk [Member])	12 Months Ended
Dec. 31, 2012
Revenue [Member] | Foreign Currency Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration risk percentage	55.00%

CERTAIN RISKS AND CONCENTRATION (Schedule of Major Customers) (Details)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Revenue [Member] | Company A [Member]
Concentration Risk [Line Items]
Concentration risk percentage		16.00%	5.00%
Accounts Receivable [Member] | Company B [Member]
Concentration Risk [Line Items]
Concentration risk percentage		14.00%
Accounts Receivable [Member] | Company C [Member]
Concentration Risk [Line Items]
Concentration risk percentage		11.00%

COMMITMENTS AND CONTINGENCIES (Operating Lease and Capital Commitments) (Details) (CNY)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Operating lease commitments
Lease expiration date	Dec 31, 2017
Future minimum payments under non-cancelable operating leases:
2013	9,997,574
2014	7,956,089
2015	2,674,185
2016	1,809,349
2017	1,637,673
Years thereafter	1,388,202
Total	25,463,072
Rental expenses	8,588,661	5,493,427	4,455,490
Capital Additions [Member]
Capital commitments
Commitments to purchase machineries	282,100,000

COMMITMENTS AND CONTINGENCIES (Contingencies and Guarantees) (Details)	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Jun. 13, 2009 Financial Standby Letter of Credit [Member] JITCL Loan Agreement [Member] CNY	May 31, 2009 Financial Standby Letter of Credit [Member] JITCL Loan Agreement [Member] CNY	Dec. 31, 2011 Financial Standby Letter of Credit [Member] JITCL Loan Agreement [Member] CNY	Dec. 31, 2012 Case With Zhejiang Global [Member] USD ($)	Dec. 31, 2012 Case With Zhejiang Global [Member] CNY	Dec. 31, 2010 Case With Zhejiang Global [Member] CNY	Dec. 31, 2011 Case With Jiangsu Yangsheng [Member] CNY	Dec. 31, 2012 Case Against Cixi Boneng [Member] CNY	Dec. 31, 2011 Case Against Cixi Boneng [Member] CNY	Dec. 31, 2012 Case Against Henan Zhaoge [Member] CNY Silicon	Dec. 31, 2011 Case Against Henan Zhaoge [Member] CNY	Feb. 28, 2013 Case Against Wuxi Zhongcai [Member] CNY	Jul. 31, 2008 Case Against Wuxi Zhongcai [Member] CNY	Apr. 24, 2013 Case With COGIP S.p.A [Member] EUR (€)	Dec. 31, 2012 Case With COGIP S.p.A [Member] EUR (€)	Dec. 31, 2012 Case With COGIP S.p.A [Member] CNY
Contingencies [Line Items]
Amount of claim									14,000,000	8,000,000		24,400,000			2,700,000			€ 20,400,000
Minimum possible loss								4,800,000	4,800,000
Maximum possible loss								5,000,000	5,000,000	74,667
Amount awarded									12,000,000
Amount of claim against party												29,000,000		7,000,000	93,200,000			23,310,000
Settlement payment made							2,800,000	17,200,000			6,000,000
Tonnes of silicon received in settlement													10
Settlement proceeds received													1,000,000				14,000,000
Gain (loss) on settlement											17,400,000		(4,030,000)
Payment for long-term purchase agreement deposit																95,600,000
Liquidated damages claimed, interest rate per week																			0.50%
Provision for doubtful accounts receivable															93,200,000				126,000,000
Guarantor Obligations [Line Items]
Line of credit, maximum borrowing capacity				100,000,000
Line of credit, amount outstanding
Debt term				3 years
Amount of guarantee					50,000,000
Term of guarantee					3 years
Guarantee liabilities			1,500,000			1,500,000

FAIR VALUE MEASUREMENTS (Fair Value Change in Forward Contracts) (Details) (Forward Contracts [Member]) In Millions, unless otherwise specified	Dec. 31, 2012 USD ($)	Dec. 31, 2012 AUD	Dec. 31, 2012 EUR (€)	Dec. 31, 2012 Minimum [Member]	Dec. 31, 2012 Maximum [Member]
Derivative [Line Items]
Derivative, notional amount	$ 384.5	0.8	€ 21.1
Remaining maturity of foreign currency derivative				1 month	12 months

FAIR VALUE MEASUREMENTS (Assets and Liabilities on a Recurring Basis) (Details) (Fair Value, Measurements, Recurring [Member], CNY)	Dec. 31, 2012	Dec. 31, 2011
Liabilities:
Convertible senior notes	483,581,668	387,777,135
Foreign Exchange Forward Contract [Member]
Assets:
Derivatives	12,930,159	64,954,982
Liabilities:
Derivatives	5,490,630	5,524,497
Capped Call Option [Member]
Assets:
Derivatives	16,131,208	16,408,445
Quote Prices in Active market for Identical Assets (Level 1) [Member] | Foreign Exchange Forward Contract [Member]
Assets:
Derivatives
Liabilities:
Derivatives
Quote Prices in Active market for Identical Assets (Level 1) [Member] | Capped Call Option [Member]
Assets:
Derivatives
Significance Other Observable Inputs (Level 2) [Member] | Foreign Exchange Forward Contract [Member]
Assets:
Derivatives	12,930,159	64,954,682
Liabilities:
Derivatives	5,490,630	5,524,497
Significance Other Observable Inputs (Level 2) [Member] | Capped Call Option [Member]
Assets:
Derivatives
Significant Unobservable Inputs (Level 3) [Member] | Foreign Exchange Forward Contract [Member]
Assets:
Derivatives
Liabilities:
Derivatives
Significant Unobservable Inputs (Level 3) [Member] | Capped Call Option [Member]
Assets:
Derivatives	16,131,208	16,408,445

FAIR VALUE MEASUREMENTS (Assets and Liabilities Measured Using Unobservable Inputs) (Details) (CNY)	12 Months Ended
Dec. 31, 2012
Capped Call Options [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Balance	16,408,445
Foreign exchange gain	31,815
Change in fair value of capped call options	(309,052)
Balance	16,131,208
Convertible Senior Notes [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Balance	387,777,235
Foreign exchange gain	(1,047,241)
Change in fair value of convertible senior notes	96,851,674
Balance	483,581,668

FAIR VALUE MEASUREMENTS (Assumptions Used in the Valuation of Assets and Liabilities Measured Using Unobservable Inputs) (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Assumptions used in the valuation of assets and liabilities measured at fair value on a recurring basis using significant unobservable inputs (Level 3 valuation):
Fair value of ADS, per share	$ 1.55
Convertible Senior Notes [Member] | Capped Call Options [Member]
Assumptions used in the valuation of assets and liabilities measured at fair value on a recurring basis using significant unobservable inputs (Level 3 valuation):
Fair value of ADS, per share	$ 6.21	$ 5
Strike Price	$ 33.75	$ 33.75
Risk Free Interest Rate	0.47%	0.72%
Dividend Yield	0.00%	0.00%
Standard Volatility	87.56%	112.22%

FAIR VALUE MEASUREMENTS (Change in Fair Value of Derivatives) (Details) (CNY)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Derivative Instruments, Gain (Loss) [Line Items]
Change in fair value of derivatives	(106,203,805)	336,352,596	98,094,279
Foreign Exchange Forward [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Change in fair value of derivatives	(9,043,079)	36,604,889	98,039,341
Embedded Derivatives [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Change in fair value of derivatives			54,938
Convertible Senior Notes [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Change in fair value of derivatives	(96,851,674)	398,030,217
Capped Call Option [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Change in fair value of derivatives	(309,052)	(98,282,510)

FAIR VALUE MEASUREMENTS (Non-recurring Change in Fair Value) (Details)	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2012 Non-recurring [Member] CNY	Dec. 31, 2011 Non-recurring [Member] CNY	Dec. 31, 2012 Non-recurring [Member] Total [Member] CNY	Dec. 31, 2011 Non-recurring [Member] Total [Member] CNY	Dec. 31, 2012 Non-recurring [Member] Quote Prices in Active market for Identical Assets (Level 1) [Member] CNY	Dec. 31, 2011 Non-recurring [Member] Quote Prices in Active market for Identical Assets (Level 1) [Member] CNY	Dec. 31, 2012 Non-recurring [Member] Significance Other Observable Inputs (Level 2) [Member] CNY	Dec. 31, 2011 Non-recurring [Member] Significance Other Observable Inputs (Level 2) [Member] CNY	Dec. 31, 2012 Non-recurring [Member] Significant Unobservable Inputs (Level 3) [Member] CNY	Dec. 31, 2011 Non-recurring [Member] Significant Unobservable Inputs (Level 3) [Member] CNY
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Goodwill
Goodwill impairment			45,645,832			45,645,832
Long-lived assets							4,232,012,975						4,232,012,975
Impairment of long-lived assets	10,509,671	65,476,299		5,376,071	65,476,299
Carrying value of assets before impairment					65,476,299
Carrying value of assets after impairment					0

RESTRICTED NET ASSETS (Details) (CNY)	Dec. 31, 2012
RESTRICTED NET ASSETS [Abstract]
Restricted net assets	3,131,747,833
Percentage of total assets	37.00%

SUBSEQUENT EVENTS (Details) (Subsequent Event [Member], CNY)	0 Months Ended
	Jan. 29, 2013 Unsecured six-year bonds [Member]	Mar. 19, 2013 Loan Facilities with China Development Bank [Member]
Subsequent Event [Line Items]
Debt issuance date	Jan 29, 2013	Mar 19, 2013
Aggregate principal amount	800,000,000	360,000,000
Stated interest rate	8.99%
Debt maturity date	Jan 29, 2019
Debt term	6 years	15 years
Debt interest rate modification terms	At the end of the third year in the life of the bonds, the Group has the option to raise the interest rate by up to 100 basis points, and the bondholders will have the right to require the Company to repurchase all or part of their bonds, at such time.
Proceeds to develop solar power plant plants	640,000,000
Proceeds for working capital purposes	160,000,000

ADDITIONAL INFORMATION-CONDENSED FINANCIAL STATEMENTS OF THE PARENT COMPANY (Condensed Statements of Operations) (Details)	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2012 Parent Company [Member] USD ($)	Dec. 31, 2012 Parent Company [Member] CNY	Dec. 31, 2011 Parent Company [Member] CNY	Dec. 31, 2010 Parent Company [Member] CNY	Dec. 31, 2012 Parent Company [Member] Series A [Member] USD ($)	Dec. 31, 2012 Parent Company [Member] Series A [Member] CNY	Dec. 31, 2011 Parent Company [Member] Series A [Member] CNY	Dec. 31, 2010 Parent Company [Member] Series A [Member] CNY	Dec. 31, 2012 Parent Company [Member] Series B [Member] USD ($)	Dec. 31, 2012 Parent Company [Member] Series B [Member] CNY	Dec. 31, 2011 Parent Company [Member] Series B [Member] CNY	Dec. 31, 2010 Parent Company [Member] Series B [Member] CNY
Condensed Financial Statements, Captions [Line Items]
Net revenues	$ 769,613,401	4,794,768,449	7,384,951,444	4,654,854,723
Cost of revenues	(732,336,774)	(4,562,531,334)	(6,235,100,290)	(3,297,468,914)
Gross profit	37,276,627	232,237,115	1,149,851,154	1,357,385,809
Total operating expenses	(235,264,976)	(1,465,724,319)	(833,965,456)	(367,463,517)	(1,357,838)	(8,459,461)	(7,319,613)	(5,867,589)
Income/(loss) from operations	(197,988,349)	(1,233,487,204)	315,885,698	989,922,292	(1,357,838)	(8,459,461)	(7,319,613)	(5,867,589)
Convertible senior notes issuance costs			(30,154,071)				(24,463,052)
Equity in losses of affiliated companies	(2,615)	(16,291)			(225,647,722)	(1,405,807,872)	26,457,224	884,060,266
Interest expenses, net	(35,588,483)	(221,719,806)	(182,502,237)	(64,268,374)	(4,982,847)	(31,043,624)	(19,844,874)	1,342
Exchange gain/(loss)	(5,854,271)	(36,472,691)	(138,994,253)	(10,143,414)	7,964	49,615	(1,204,936)	291,950
Other expense							(29,637)	(3,332,320)
Change in fair value of embedded derivative								54,938
Change in fair value of capped call option					(15,595,372)	(97,160,726)	299,747,707
Income/(loss) before income taxes	(249,228,323)	(1,552,717,375)	354,398,624	1,028,003,621	(247,575,815)	(1,542,422,068)	273,342,819	881,873,227
Income tax (expense)/benefit	1,431,381	8,917,648	(81,072,742)	(146,130,394)
Net income/(loss) attributable to JinkoSolar Holding Co., Ltd.	(247,575,813)	(1,542,422,068)	273,342,819	881,873,227	(247,575,815)	(1,542,422,068)	273,342,819	881,873,227
Redeemable Convertible Preferred Shares accretion												(13,433,242)				(17,479,734)
Allocation to preferred shareholders				(15,156,606)				(15,156,606)
Net income/(loss) attributable to JinkoSolar Holding Co., Ltd.'s ordinary shareholders	$ (247,575,813)	(1,542,422,068)	273,342,819	835,803,645	$ (247,575,815)	(1,542,422,068)	273,342,819	835,803,645

ADDITIONAL INFORMATION-CONDENSED FINANCIAL STATEMENTS OF THE PARENT COMPANY (Condensed Balance Sheets) (Details)	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY		Dec. 31, 2011 USD ($)	Dec. 31, 2011 CNY		Dec. 31, 2010 CNY	Dec. 31, 2009 CNY	Dec. 31, 2012 Parent Company [Member] USD ($)	Dec. 31, 2012 Parent Company [Member] CNY	Dec. 31, 2011 Parent Company [Member] USD ($)	Dec. 31, 2011 Parent Company [Member] CNY	Dec. 31, 2010 Parent Company [Member] CNY	Dec. 31, 2009 Parent Company [Member] CNY
Current assets:
Cash and cash equivalents	$ 44,803,457	279,130,015		$ 69,637,881	433,850,961		521,204,802	152,479,597	$ 362,869	2,260,713	$ 2,773,627	17,279,974	9,084,131
Due from subsidiaries	16,938,953	105,531,368			31,010,170				87,590,139	545,695,322		583,271,399
Other current assets	66,344,167	413,330,793			813,910,281				4,422,386	27,551,909		33,681,614
Total current assets	639,734,380	3,985,609,158			4,608,473,740				92,375,394	575,507,944		634,232,987
Non-current assets:
Investments in subsidiaries									212,784,315	1,325,667,558		2,703,338,634
Capped call options	2,589,237	16,131,208			16,408,445				2,589,237	16,131,208		16,408,445
Total assets	1,343,850,071	8,372,320,321			9,176,399,341				307,748,946	1,917,306,710		3,353,980,066
Current liabilities:
Due to subsidiaries	4,822,594	30,045,245	[1]		35,887,845	[1]			9,822,952	61,197,969		65,331,777
Other current liabilities									1,188,549	7,404,779		5,680,539
Total current liabilities	1,001,339,219	6,238,443,457			5,642,586,602				11,011,501	68,602,748		71,012,316
Convertible senior notes	77,620,210	483,581,668			387,777,235				77,620,210	483,581,668		387,777,235
Total liabilities	1,123,338,137	6,998,508,914			6,271,225,763				88,631,711	552,184,416		458,789,551
Shareholders' Equity
Ordinary shares (US$0.00002 par value, 500,000,000 shares authorized, 89,435,058 and 88,758,778 shares issued and outstanding as of December 31, 2011 and 2012, respectively)	2,119	13,202			13,200				2,119	13,202		13,200
Additional paid-in capital	244,735,846	1,524,728,796			1,507,224,827				244,735,846	1,524,728,796		1,507,224,827
Treasury stock, at cost; 1,028,920 and 1,723,200 shares of ordinary shares as of December 31, 2011 and 2012, respectively	(2,227,180)	(13,875,553)			(8,354,423)				(2,227,180)	(13,875,553)		(8,354,423)
Retained earnings/(accumulated losses)	(52,169,597)	(325,021,804)			1,217,457,158				23,431,494	145,980,546		1,396,441,522
Accumulated other comprehensive (loss)/income	37,944	236,395			(134,611)				37,944	236,395		(134,611)
Total JinkoSolar Holding Co., Ltd. shareholders' equity	219,117,235	1,365,122,294			2,895,190,515				219,117,235	1,365,122,294		2,895,190,515
Total liabilities and shareholders' equity	$ 1,343,850,071	8,372,320,321			9,176,399,341				$ 307,748,946	1,917,306,710		3,353,980,066
Ordinary shares:
Ordinary shares, par value	$ 0.00002			$ 0.00002					$ 0.00002		$ 0.00002
Ordinary shares, shares authorized	500,000,000	500,000,000		500,000,000	500,000,000				500,000,000	500,000,000	500,000,000	500,000,000
Ordinary shares, shares issued	88,758,778	88,758,778		89,435,058	89,435,058				88,758,778	88,758,778	89,435,058	89,435,058
Ordinary shares, shares outstanding	88,758,778	88,758,778		89,435,058	89,435,058				88,758,778	88,758,778	89,435,058	89,435,058
Treasury stock at cost, shares	1,723,200	1,723,200		1,028,920	1,028,920				1,723,200	1,723,200	1,028,920	1,028,920

[1]	Balances due to related parties are interest-free, not collateralized, and have no definitive repayment terms.

ADDITIONAL INFORMATION-CONDENSED FINANCIAL STATEMENTS OF THE PARENT COMPANY (Condensed Cash Flows) (Details)	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2012 Parent Company [Member] USD ($)	Dec. 31, 2012 Parent Company [Member] CNY	Dec. 31, 2011 Parent Company [Member] CNY	Dec. 31, 2010 Parent Company [Member] CNY	Dec. 31, 2012 Parent Company [Member] Embedded Derivatives [Member] USD ($)	Dec. 31, 2012 Parent Company [Member] Embedded Derivatives [Member] CNY	Dec. 31, 2011 Parent Company [Member] Embedded Derivatives [Member] CNY	Dec. 31, 2010 Parent Company [Member] Embedded Derivatives [Member] CNY	Dec. 31, 2012 Parent Company [Member] Convertible Senior Notes [Member] USD ($)	Dec. 31, 2012 Parent Company [Member] Convertible Senior Notes [Member] CNY	Dec. 31, 2011 Parent Company [Member] Convertible Senior Notes [Member] CNY	Dec. 31, 2010 Parent Company [Member] Convertible Senior Notes [Member] CNY	Dec. 31, 2012 Parent Company [Member] Capped Call Options [Member] USD ($)	Dec. 31, 2012 Parent Company [Member] Capped Call Options [Member] CNY	Dec. 31, 2011 Parent Company [Member] Capped Call Options [Member] CNY	Dec. 31, 2010 Parent Company [Member] Capped Call Options [Member] CNY
Cash flows from operating activities:
Net income/(loss)	$ (247,799,557)	(1,543,816,018)	273,325,882	881,873,227	$ (247,575,815)	(1,542,422,068)	273,342,819	881,873,227
Adjustments to reconcile net income to net cash provided by/(used in) operating activities:
Change in fair value of embedded derivatives								(54,938)				(54,938)	15,545,766	96,851,674	(398,030,217)		49,606	309,052	98,282,510
Share of (income)/loss from subsidiaries	2,615	16,291			225,647,722	1,405,807,872	(26,457,224)	(884,060,266)
Exchange (gain)/loss	5,854,271	36,472,691	138,994,253	10,143,414	(7,964)	(49,615)	1,204,936	(291,950)
Changes in operating assets and liabilities:
(Increase)/decrease in due from subsidiaries					4,445,668	27,696,952	(571,729,995)	(1,662,280)
Decrease/(increase) in other current assets	63,405,300	395,021,362	(426,961,717)	(282,504,242)	123,503	769,436	2,567,600	2,795,634
Increase in due to a subsidiary					(663,522)	(4,133,808)	44,435,210	16,417,507
(Decrease)/increase in other current liabilities					104,000	647,916	(19,959,953)	886,756
Net cash provided by/(used in) operating activities	114,966,204	716,250,943	(766,209,901)	230,413,050	(2,331,036)	(14,522,589)	(596,344,314)	14,130,178
Cash flows from investing activities:
Investments in subsidiaries					(87,247)	(543,555)		(821,266,865)
Net cash used in investing activities	(80,379,478)	(500,772,189)	(2,433,671,124)	(1,552,545,215)	(87,247)	(543,555)		(821,266,865)
Cash flows from financing activities:
Proceeds from issuance of ordinary shares				814,286,284				814,286,284
Proceeds from exercise of share options			3,759,081	2,076,090			3,759,081	2,076,090
Net proceeds from issuance of convertible senior notes			812,525,000				812,525,000
Repurchase of convertible senior notes			(5,222,773)				(5,222,773)
Cash paid for capped call options			(117,003,600)				(117,003,600)
Prepayment for share repurchase			(31,924,842)				(31,924,842)
Repurchase of common stock			(56,857,774)				(56,857,774)
Net cash provided by/(used in) financing activities	(59,502,789)	(370,708,322)	3,120,496,240	1,696,817,210			605,275,092	816,362,374
Effect of foreign exchange rate changes on cash and cash equivalents	81,639	508,622	(7,969,056)	(5,959,840)	7,525	46,883	(734,935)	(141,556)
Net increase/(decrease) in cash and cash equivalent	(24,834,424)	(154,720,946)	(87,353,841)	368,725,205	(2,410,758)	(15,019,261)	8,195,843	9,084,131
Cash and cash equivalents, beginning of year	69,637,881	433,850,961	521,204,802	152,479,597	2,773,627	17,279,974	9,084,131
Cash and cash equivalents, end of year	44,803,457	279,130,015	433,850,961	521,204,802	362,869	2,260,713	17,279,974	9,084,131
Supplemental disclosure of non-cash investing and financing cash flow information
Shares repurchase utilized prepayment made in prior year	886,202	5,521,130			886,202	5,521,130
Proceeds from exercise of share options received in subsequent year	$ 25,820	160,861			$ 25,820	160,861